Investment Risks	Dec. 31, 2025
Abbey Capital Futures Strategy Fund | Commodity Sector Risk
Prospectus [Line Items]
Risk [Text Block]

● Commodity Sector Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, pandemics, embargoes or other trade barriers, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s Share value to fluctuate.

Abbey Capital Futures Strategy Fund | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]

● Counterparty Risk: Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker or the futures commission merchant, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

Abbey Capital Futures Strategy Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

● Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. The Fund could also be delayed or hindered in its enforcement of rights against an issuer, guarantor, or counterparty.

Abbey Capital Futures Strategy Fund | Currency Risk
Prospectus [Line Items]
Risk [Text Block]

● Currency Risk: Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

Abbey Capital Futures Strategy Fund | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]

● Cyber Security Risk: Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Abbey Capital Futures Strategy Fund | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

● Derivatives Risk: The Fund’s investments in derivative instruments including options, forward currency exchange contracts, swaps and futures, which may be leveraged, may result in losses. Investments in derivative instruments may result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.

Abbey Capital Futures Strategy Fund | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]

● Emerging Markets Risk: Investment in emerging market securities involves greater risk than that associated with investment in foreign securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

Abbey Capital Futures Strategy Fund | Fixed Income Securities Risk
Prospectus [Line Items]
Risk [Text Block]

● Fixed Income Securities Risk: Fixed income securities in which the Fund may invest are subject to certain risks, including: interest rate risk, prepayment risk and credit/default risk. Interest rate risk involves the risk that prices of fixed income securities will rise and fall in response to interest rate changes. Prepayment risk involves the risk that in declining interest rate environments prepayments of principal could increase and require the Fund to reinvest proceeds of the prepayments at lower interest rates. Credit risk involves the risk that the credit rating of a security may be lowered.

Abbey Capital Futures Strategy Fund | Foreign Investments Risk
Prospectus [Line Items]
Risk [Text Block]

● Foreign Investments Risk: International investing may be subject to special risks, including currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. The Fund may invest in securities of foreign issuers either directly or through depositary receipts. Depositary receipts may be available through “sponsored” or “unsponsored” facilities. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its net asset value (“NAV”). Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Abbey Capital Futures Strategy Fund | Forward and Futures Risk
Prospectus [Line Items]
Risk [Text Block]

● Forward and Futures Risk: The successful use of forward and futures contracts draws upon the Adviser’s and Trading Advisers’ skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market, and possible regulatory position limits and restrictions, for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Advisers and Trading Advisers’ inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Abbey Capital Futures Strategy Fund | Government Intervention and Regulatory Changes
Prospectus [Line Items]
Risk [Text Block]

● Government Intervention and Regulatory Changes: The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantly revised and expanded the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. There can be no assurance that future regulatory actions including, but not limited to, those authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

In addition, Rule 18f-4 under the 1940 Act provides for the regulation of a registered investment company’s use of derivatives and certain related investments. Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, treats derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation, and requires the Fund to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

Abbey Capital Futures Strategy Fund | Hedging Transactions Risk
Prospectus [Line Items]
Risk [Text Block]

● Hedging Transactions Risk: The Adviser and Trading Advisers from time to time employ various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s and Trading Advisers’ ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s and Trading Advisers’ ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser and Trading Advisers may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own cost.

Abbey Capital Futures Strategy Fund | High Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

● High Portfolio Turnover Risk: The risk that when investing on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

Abbey Capital Futures Strategy Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

● Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Adviser and Trading Advisers. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments and may also affect the liquidity of fixed income securities and instruments held by the Fund. Declines in interest rate levels could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield, and a decline in the Fund’s share price. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. Certain countries and regulatory bodies may use negative interest rates as a monetary policy tool to encourage economic growth during periods of deflation. In a negative interest rate environment, debt instruments may trade at negative yields, which means the purchaser of the instrument may receive at maturity less than the total amount invested. Interest rates in the United States and many other countries have risen in recent periods and may continue to remain elevated for the foreseeable future. In the case of the United States, longer-term inflationary pressure may result from the U.S. government’s fiscal policies and the Fund may experience higher interest rates over its investment horizon.

Abbey Capital Futures Strategy Fund | Leveraging Risk
Prospectus [Line Items]
Risk [Text Block]

● Leveraging Risk: Investments in derivative instruments may give rise to a form of leverage. Trading Advisers may engage in speculative transactions which involve substantial risk and leverage, such as making short sales. The use of leverage by the Adviser and Trading Advisers may increase the volatility of the Fund. These leveraged instruments may result in losses to the Fund or may adversely affect the Fund’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Abbey Capital Futures Strategy Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

● Management Risk: The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

Abbey Capital Futures Strategy Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]	● Manager Risk: If the Adviser and Trading Advisers make poor investment decisions, it will negatively affect the Fund’s investment performance.
Abbey Capital Futures Strategy Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

● Market Risk: The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money.

Abbey Capital Futures Strategy Fund | Multi-Manager Dependence Risk
Prospectus [Line Items]
Risk [Text Block]

● Multi-Manager Dependence Risk: The success of the Fund’s investment strategy depends both on the Adviser’s ability to select Trading Advisers and to allocate assets to those Trading Advisers and on each Trading Adviser’s ability to execute the relevant strategy and select investments for the Fund and the Subsidiaries. The Trading Advisers’ investment styles may not always be complementary, which could adversely affect the performance of the Fund.

Abbey Capital Futures Strategy Fund | New Adviser Risk
Prospectus [Line Items]
Risk [Text Block]

● New Adviser Risk: The Trading Advisers may be newly registered or not registered with the SEC and/or have not previously managed a mutual fund. Accordingly, investors in the Fund bear the risk that a Trading Adviser’s inexperience may limit its effectiveness.

Abbey Capital Futures Strategy Fund | Options Risk
Prospectus [Line Items]
Risk [Text Block]

● Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities.

Abbey Capital Futures Strategy Fund | Quantitative Trading Strategies Risk
Prospectus [Line Items]
Risk [Text Block]

● Quantitative Trading Strategies Risk: The Adviser and Trading Advisers may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser or a Trading Adviser to use such analyses or models effectively, which in turn could adversely affect the Fund’s performance. There can be no assurance that these methodologies will help the Fund to achieve its investment objective.

Abbey Capital Futures Strategy Fund | Short Sales Risk
Prospectus [Line Items]
Risk [Text Block]

● Short Sales Risk: Short sales of securities may result in gains if a security’s price declines, but may result in losses if a security’s price rises. In a rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. Short selling also involves the risks of: increased leverage, and its accompanying potential for losses; the potential inability to reacquire a security in a timely manner, or at an acceptable price; the possibility of the lender terminating the loan at any time, forcing the Fund to close the transaction under unfavorable circumstances; and the additional costs that may be incurred. The Fund may engage in short sales that are either “uncovered” or “against the box.” A short sale is “against the box” if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. Short sales “against the box” may protect the Fund against the risk of losses in the value of a portfolio security because any decline in value of the security should be wholly or partially offset by a corresponding gain in the short position. Any potential gains in the security, however, would be wholly or partially offset by a corresponding loss in the short position. Short sales that are not “against the box” involve a form of investment leverage, and the amount of the Fund’s loss on a short sale is potentially unlimited.

Abbey Capital Futures Strategy Fund | Subsidiary Risk
Prospectus [Line Items]
Risk [Text Block]

● Subsidiary Risk: By investing in the Subsidiaries, the Fund is indirectly exposed to the risks associated with each Subsidiary’s investments. The derivatives and other investments held by the Subsidiaries are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiaries are not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, are not subject to all the investor protections of the 1940 Act. Changes in the laws or acts of the United States, Delaware and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiaries to continue to operate as they currently do and could adversely affect the Fund.

Abbey Capital Futures Strategy Fund | Tax Risk
Prospectus [Line Items]
Risk [Text Block]

● Tax Risk: In order to qualify as a RIC, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investment assets and other categories of investment income. Treasury Regulations provide that income from a foreign subsidiary that is a controlled foreign corporation is qualifying income for purposes of the Fund remaining qualified as a RIC for U.S. federal income tax purposes. Notwithstanding the treatment of controlled foreign corporations in the regulations, the Internal Revenue Service (“IRS”) may take the position that income earned by the Fund through the Cayman Subsidiary may not be qualifying income because of its investment in commodities. Additionally, the IRS may take the position that certain commodity-linked structured notes may not be qualifying income. A recharacterization of income from the Cayman Subsidiary or commodity-linked structured notes could cause the Fund to fail to qualify as a RIC. If the Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Fund would be subject to diminished returns. Changes in the laws or acts of the United States, Delaware and/or the Cayman Islands could result in the inability of the Fund and/or its Subsidiaries to operate as described in this Prospectus and the SAI and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiary or the SPC. If Cayman Islands act changes such that the Cayman Subsidiary and/or the SPC must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Abbey Capital Futures Strategy Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Abbey Capital Futures Strategy Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

● Non-Diversification Risk: The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

ABBEY CAPITAL MULTI ASSET FUND | Commodity Sector Risk
Prospectus [Line Items]
Risk [Text Block]

● Commodity Sector Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, pandemics, embargoes or other trade barriers, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s Share value to fluctuate.

ABBEY CAPITAL MULTI ASSET FUND | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]

● Counterparty Risk: Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker or the futures commission merchant, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

ABBEY CAPITAL MULTI ASSET FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

● Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. The Fund could also be delayed or hindered in its enforcement of rights against an issuer, guarantor, or counterparty.

ABBEY CAPITAL MULTI ASSET FUND | Currency Risk
Prospectus [Line Items]
Risk [Text Block]

● Currency Risk: Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

ABBEY CAPITAL MULTI ASSET FUND | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]

● Cyber Security Risk: Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

ABBEY CAPITAL MULTI ASSET FUND | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

● Derivatives Risk: The Fund’s investments in derivative instruments including options, forward currency exchange contracts, swaps and futures, which may be leveraged, may result in losses. Investments in derivative instruments may result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.

ABBEY CAPITAL MULTI ASSET FUND | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]

● Emerging Markets Risk: Investment in emerging market securities involves greater risk than that associated with investment in foreign securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

ABBEY CAPITAL MULTI ASSET FUND | Fixed Income Securities Risk
Prospectus [Line Items]
Risk [Text Block]

● Fixed Income Securities Risk: Fixed income securities in which the Fund may invest are subject to certain risks, including: interest rate risk, prepayment risk and credit/default risk. Interest rate risk involves the risk that prices of fixed income securities will rise and fall in response to interest rate changes. Prepayment risk involves the risk that in declining interest rate environments prepayments of principal could increase and require the Fund to reinvest proceeds of the prepayments at lower interest rates. Credit risk involves the risk that the credit rating of a security may be lowered.

ABBEY CAPITAL MULTI ASSET FUND | Foreign Investments Risk
Prospectus [Line Items]
Risk [Text Block]

● Foreign Investments Risk: International investing may be subject to special risks, including currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. The Fund may invest in securities of foreign issuers either directly or through depositary receipts. Depositary receipts may be available through “sponsored” or “unsponsored” facilities. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its net asset value (“NAV”). Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

ABBEY CAPITAL MULTI ASSET FUND | Forward and Futures Risk
Prospectus [Line Items]
Risk [Text Block]

● Forward and Futures Risk: The successful use of forward and futures contracts draws upon the Adviser’s and Trading Advisers’ skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market, and possible regulatory position limits and restrictions, for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s and Trading Advisers’ inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

ABBEY CAPITAL MULTI ASSET FUND | Hedging Transactions Risk
Prospectus [Line Items]
Risk [Text Block]

● Hedging Transactions Risk: The Adviser and Trading Advisers from time to time employ various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s and Trading Advisers’ ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s and Trading Advisers’ ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser and Trading Advisers may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own cost.

ABBEY CAPITAL MULTI ASSET FUND | High Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

● High Portfolio Turnover Risk: The risk that when investing on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

ABBEY CAPITAL MULTI ASSET FUND | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

● Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Adviser and Trading Advisers. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments and may also affect the liquidity of fixed income securities and instruments held by the Fund. Declines in interest rate levels could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield, and a decline in the Fund’s share price. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. Certain countries and regulatory bodies may use negative interest rates as a monetary policy tool to encourage economic growth during periods of deflation. In a negative interest rate environment, debt instruments may trade at negative yields, which means the purchaser of the instrument may receive at maturity less than the total amount invested. Interest rates in the United States and many other countries have risen in recent periods and may continue to remain elevated for the foreseeable future. In the case of the United States, longer-term inflationary pressure may result from the U.S. government’s fiscal policies and the Fund may experience higher interest rates over its investment horizon.

ABBEY CAPITAL MULTI ASSET FUND | Leveraging Risk
Prospectus [Line Items]
Risk [Text Block]

● Leveraging Risk: Investments in derivative instruments may give rise to a form of leverage. Trading Advisers may engage in speculative transactions which involve substantial risk and leverage, such as making short sales. The use of leverage by the Adviser and Trading Advisers may increase the volatility of the Fund. These leveraged instruments may result in losses to the Fund or may adversely affect the Fund’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

ABBEY CAPITAL MULTI ASSET FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]

● Management Risk: The Fund is subject to the risk of poor investment selection. In other words, the individual investments of in the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

ABBEY CAPITAL MULTI ASSET FUND | Market Risk
Prospectus [Line Items]
Risk [Text Block]	● Manager Risk: If the Adviser and Trading Advisers make poor investment decisions, it will negatively affect the Fund’s investment performance.
ABBEY CAPITAL MULTI ASSET FUND | Market Risk
Prospectus [Line Items]
Risk [Text Block]

● Market Risk: The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money.

ABBEY CAPITAL MULTI ASSET FUND | Multi-Manager Dependence Risk
Prospectus [Line Items]
Risk [Text Block]

● Multi-Manager Dependence Risk: The success of the Fund’s investment strategy depends both on the Adviser’s ability to select Trading Advisers and to allocate assets to those Trading Advisers and on each Trading Adviser’s ability to execute the relevant strategy and select investments for the Fund and each Subsidiary. The Trading Advisers’ investment styles may not always be complementary, which could adversely affect the performance of the Fund.

ABBEY CAPITAL MULTI ASSET FUND | New Adviser Risk
Prospectus [Line Items]
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● New Adviser Risk: The Trading Advisers may be newly registered or not registered with the SEC and/or have not previously managed a mutual fund. Accordingly, investors in the Fund bear the risk that a Trading Adviser’s inexperience may limit its effectiveness.

ABBEY CAPITAL MULTI ASSET FUND | Options Risk
Prospectus [Line Items]
Risk [Text Block]

● Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities.

ABBEY CAPITAL MULTI ASSET FUND | Quantitative Trading Strategies Risk
Prospectus [Line Items]
Risk [Text Block]

● Quantitative Trading Strategies Risk: The Adviser and Trading Advisers may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser or a Trading Adviser to use such analyses or models effectively, which in turn could adversely affect the Fund’s performance. There can be no assurance that these methodologies will help the Fund to achieve its investment objective.

ABBEY CAPITAL MULTI ASSET FUND | Subsidiary Risk
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● Subsidiary Risk: By investing in the Subsidiaries, the Fund is indirectly exposed to the risks associated with each Subsidiary’s investments. The derivatives and other investments held by the Subsidiaries are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiaries are not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, are not subject to all the investor protections of the 1940 Act. Changes in the laws or acts of the United States, Delaware and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiaries to continue to operate as they currently do and could adversely affect the Fund.

ABBEY CAPITAL MULTI ASSET FUND | Tax Risk
Prospectus [Line Items]
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● Tax Risk: In order to qualify as a RIC, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investment assets and other categories of investment income. Treasury Regulations provide that income from a foreign subsidiary that is a controlled foreign corporation is qualifying income for purposes of the Fund remaining qualified as a RIC for U.S. federal income tax purposes. Notwithstanding the treatment of controlled foreign corporations in the regulations, the Internal Revenue Service (“IRS”) may take the position that income earned by the Fund through the Cayman

Subsidiary may not be qualifying income because of its investment in commodities. Additionally, the IRS may take the position that certain commodity-linked structured notes may not be qualifying income. A recharacterization of income from the Cayman Subsidiary or commodity-linked structured notes could cause the Fund to fail to qualify as a RIC. If the Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Fund would be subject to diminished returns. Changes in the laws or acts of the United States, Delaware and/or the Cayman Islands could result in the inability of the Fund and/or its Subsidiaries to operate as described in this Prospectus and the SAI and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiary or the SPC. If Cayman Islands act changes such that the Cayman Subsidiary and/or the SPC must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

ABBEY CAPITAL MULTI ASSET FUND | Equity and Equity-Related Securities Risk
Prospectus [Line Items]
Risk [Text Block]

● Equity and Equity-Related Securities Risk: Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of a convertible security may not increase or decrease as rapidly as the underlying common stock. Common stocks may decline over short or even extended periods of time. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right’s or warrant’s expiration. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.

ABBEY CAPITAL MULTI ASSET FUND | Government Intervention and Regulatory Changes Risk
Prospectus [Line Items]
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● Government Intervention and Regulatory Changes: The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantly revised and expanded the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. There can be no assurance that future regulatory actions including, but not limited to, those authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

In addition, Rule 18f-4 under the 1940 Act provides for the regulation of a registered investment company’s use of derivatives and certain related investments. Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, treats derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation, and requires the Fund to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

ABBEY CAPITAL MULTI ASSET FUND | Other Investment Companies Risk
Prospectus [Line Items]
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●    Other Investment Companies Risk: To the extent the Fund invests in other investment companies, including money market funds and ETFs, its performance will be affected by the performance of those other investment companies. Investments in other investment companies are subject to the risks of the other investment companies’ investments, as well as to the other investment companies’ expenses. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value (“NAV”); (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.

ABBEY CAPITAL MULTI ASSET FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
ABBEY CAPITAL MULTI ASSET FUND | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

● Non-Diversification Risk: The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

Adara Smaller Companies Fund | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Adara Smaller Companies Fund | Management Risk
Prospectus [Line Items]
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Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices do not work to achieve their desired result.

Adara Smaller Companies Fund | Market Risk
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Market Risk. The net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions. The value of the Fund’s portfolio positions may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money.

Adara Smaller Companies Fund | Multi-Manager Dependence Risk
Prospectus [Line Items]
Risk [Text Block]
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Multi-Manager Dependence Risk. The success of the Fund’s investment strategy depends both on the Adviser’s ability to select Sub-Advisers and to allocate assets to those Sub-Advisers and on each Sub-Adviser’s ability to execute the relevant strategy and select investments for the Fund. The Sub-Advisers’ investment styles may not always be complementary, which could affect the performance of the Fund and lead to higher transaction expenses as compared to a fund using a single investment management style.

Adara Smaller Companies Fund | Allocation Risk
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Allocation Risk. The Fund’s overall risk level will depend on the market sectors in which the Sub-Advisers are invested. Although the Fund will not concentrate in any industry, because the Fund may have significant weightings in a particular company, industry or market sector, the value of Shares may be affected by events that adversely affect that company, industry or market sector and may fluctuate more than that of a less focused fund.

Adara Smaller Companies Fund | Convertible Securities Risk
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Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

Adara Smaller Companies Fund | Equity Securities Risk
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Equity Securities Risk. The Fund is designed for investors who can accept the risks of investing in a portfolio with significant holdings of equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities held by the Fund.

Adara Smaller Companies Fund | Growth Stock Risk
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Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when growth stocks are out of favor.

Adara Smaller Companies Fund | Illiquid Securities Risk
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Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities. Less liquid securities that the Fund may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities.

Adara Smaller Companies Fund | IPO Risk
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IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance will likely decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Adara Smaller Companies Fund | Portfolio Turnover Risk
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Portfolio Turnover Risk. The Adviser and Sub-Advisers will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with the Fund’s investment objective and policies. Therefore, it is possible that the Fund may experience high rates of portfolio turnover. High portfolio turnover will cause the Fund to incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. A portfolio turnover rate of 100% is considered to be high.

Adara Smaller Companies Fund | REIT Risk
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REIT Risk. REITs may be affected by economic forces and other factors related to the real estate industry. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. They also may be affected by general economic conditions and are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation at an economically disadvantageous time, and the possibility of failing to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the Investment Company Act of 1940, as amended (the “1940 Act”). Additional risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, interest rate risks (especially mortgage REITS) and liquidity risks. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law, or (ii) maintain their exemptions from registration under the 1940 Act. The Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by an externally managed REIT in which it invests.

Adara Smaller Companies Fund | Small and Micro-Cap Risk
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Small and Micro-Cap Risk. The securities of small and micro-cap companies may be more volatile in price, have wider spreads between their bid and ask prices, and have significantly lower trading volumes than the securities of larger capitalization companies. As a result, the purchase or sale of more than a limited number of shares of the securities of a smaller company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. Some small and micro-cap companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about such companies. The small and micro-cap securities in which the Fund invests may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. They generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are mid and large cap securities, and the Fund may be able to deal with only a few market-makers when purchasing and selling securities. Small and micro-cap companies also may have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. Smaller company stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks. Moreover, the lack of an efficient market for the securities may make them difficult to value.

Adara Smaller Companies Fund | Special Situations Risk
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Special Situations Risk. The Fund will seek to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Fund.

Adara Smaller Companies Fund | Sub-Adviser and Strategy Concentration Risk
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Sub-Adviser and Strategy Concentration Risk. Because the Adviser will not be subject to fixed limitations upon the amount of Fund assets that may be invested with a single Sub-Adviser or in a single investment strategy, the Fund may be more heavily exposed to the investment judgments of one or more Sub-Advisers or the possible increased risk of investing in a limited number of investment strategies.

Adara Smaller Companies Fund | Tax-Managed Investment Risk
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Tax-Managed Investment Risk. A portion of the Fund’s portfolio will be managed using a tax-managed approach. Market conditions may limit the Fund’s ability to implement its tax-managed approach. For example, market conditions may limit the Fund’s ability to generate tax losses or to generate qualified dividend income, which is generally taxed to noncorporate shareholders at favorable rates. The tax-managed strategy may affect the investment decisions made for the Fund. For example, the Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by legislation or regulation. Although the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to non-tax managed funds, there can be no assurance about the size of taxable distributions to shareholders. The performance of the Fund may deviate from that of non-tax managed funds and may not provide as high a return before or after consideration of federal income tax consequences as non-tax managed funds. The Fund’s tax-sensitive investment strategy involves active management, which may cause the Fund to realize capital gains.

Adara Smaller Companies Fund | Unseasoned Issuers Risk
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Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

Adara Smaller Companies Fund | Value Stock Risk
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Value Stock Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

Adara Smaller Companies Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Aquarius International Fund | Credit Risk [Member]
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Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by the Fund may cause it to default or become unable to pay interest or principal due on the security. In addition, the Fund may incur expenses in an effort to protect the Fund’s interests or enforce its rights against an issuer, guarantor or counterparty or may be hindered or delayed in exercising these rights.

Aquarius International Fund | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Aquarius International Fund | Fixed Income Securities Risk
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Fixed Income Securities Risk. The Fund may invest in fixed income securities and is therefore subject to the risk that the prices of, and the income generated by, fixed income securities held by the Fund may decline significantly and/or rapidly in response to adverse issuer, geopolitical, regulatory, general economic and market conditions, or other developments, such as regional or global economic instability (including terrorism and related geopolitical risks), interest rate fluctuations, and those events directly involving the issuers that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment.

Aquarius International Fund | Interest Rate Risk
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Interest Rate Risk. Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by a Sub-Adviser. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments and may also affect the liquidity of fixed income securities and instruments held by the Fund. Declines in interest rate levels could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield and a decline in the Fund’s share price.

Aquarius International Fund | Management Risk
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Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices do not work to achieve their desired result.

Aquarius International Fund | Market Risk
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Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money.

Aquarius International Fund | Multi-Manager Dependence Risk
Prospectus [Line Items]
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Multi-Manager Dependence Risk. The success of the Fund’s investment strategy depends both on the Adviser’s ability to select Sub-Advisers and to allocate assets to those Sub-Advisers and on each Sub-Adviser’s ability to execute the relevant strategy and select investments for the Fund. The Sub-Advisers’ investment styles may not always be complementary, which could affect the performance of the Fund and lead to higher transaction expenses as compared to a fund using a single investment management style.

Aquarius International Fund | Allocation Risk
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Allocation Risk. The Fund’s overall risk level will depend on the market sectors in which the Sub-Advisers are invested. Although the Fund will not concentrate in any industry, because the Fund may have significant weightings in a particular company, industry or market sector, the value of Shares may be affected by events that adversely affect that company, industry or market sector and may fluctuate more than that of a less focused fund.

Aquarius International Fund | Convertible Securities Risk
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Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

Aquarius International Fund | Equity Securities Risk
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Equity Securities Risk. The Fund is designed for investors who can accept the risks of investing in a portfolio with significant holdings of equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities held by the Fund.

Aquarius International Fund | Growth Stock Risk
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Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when growth stocks are out of favor.

Aquarius International Fund | Illiquid Securities Risk
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Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities. Less liquid securities that the Fund may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities.

Aquarius International Fund | Special Situations Risk
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Special Situations Risk. The Fund will seek to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Fund.

Aquarius International Fund | Sub-Adviser and Strategy Concentration Risk
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Sub-Adviser and Strategy Concentration Risk. Because the Adviser will not be subject to fixed limitations upon the amount of Fund assets that may be invested with a single Sub-Adviser or in a single investment strategy, the Fund may be more heavily exposed to the investment judgments of one or more Sub-Advisers or the possible increased risk of investing in a limited number of investment strategies.

Aquarius International Fund | Tax-Managed Investment Risk
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Tax-Managed Investment Risk. A portion of the Fund’s portfolio will be managed using a tax-managed approach. Market conditions may limit the Fund’s ability to implement its tax-managed approach. For example, market conditions may limit the Fund’s ability to generate tax losses or to generate qualified dividend income, which is generally taxed to noncorporate shareholders at favorable rates. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by legislation or regulation. Although the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to non-tax managed funds, there can be no assurance about the size of taxable distributions to shareholders. The performance of the Fund may deviate from that of non-tax managed funds and may not provide as high of a return before or after consideration of federal income tax consequences as non-tax managed funds.

Aquarius International Fund | Unseasoned Issuers Risk
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Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

Aquarius International Fund | Value Stock Risk
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Value Stock Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

Aquarius International Fund | American Depositary Receipts and Global Depository Receipts Risk
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American Depositary Receipts and Global Depository Receipts Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Aquarius International Fund | Currency and Exchange Risk
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Currency and Exchange Risk. Investments in currencies, currency futures contracts, forward currency exchange contracts or similar instruments, as well as securities that are denominated in foreign currency, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates, rates of inflation, governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign governments, actions of central banks or supranational entities and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may engage in currency hedging transactions. Currency hedging transactions are subject to the risk that a result opposite expectations occurs (an expected decline turns into a rise and conversely) resulting in a loss to the Fund.

Aquarius International Fund | Emerging Market Risk
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Emerging Markets Risk. The Fund will invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector. Further, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

Aquarius International Fund | ETF Risk
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ETF Risk. ETFs are a type of investment company bought and sold on a securities exchange. An ETF often represents a fixed portfolio of securities designed to track a particular market index. In such cases, the risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their net asset value (“NAV”).

Aquarius International Fund | Foreign Custody Risk
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Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Aquarius International Fund | Foreign Securities Risk
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Foreign Securities Risk. The Fund will invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments, accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject, limited information about foreign companies, less liquidity in foreign markets and less protection to the shareholders in foreign markets.

Aquarius International Fund | Investments in Other Investment Companies Risk
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Investments in Other Investment Companies Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies. Investments by the Fund in other investment companies, including ETFs , will be subject to the limitations of the Investment Company Act of 1940 (the “1940 Act”). Pursuant to Rule 12d1-4 , the Fund may invest in other investment companies beyond the limits contained in the 1940 Act, subject to certain conditions imposed by Rule 12d1-4 including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements and limits on most three-tier fund structures.

Aquarius International Fund | Large Capitalization Risk
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Large Capitalization Risk. Securities of companies with certain market capitalizations may perform differently from the equities markets generally. At times, large-cap companies may underperform as compared to small- or mid-capitalization companies, and vice versa. Larger, more established companies may be unable to respond to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

Aquarius International Fund | Mid-Capitalization Risk
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Mid-Capitalization Risk. Securities of mid-capitalization companies are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of mid-capitalization companies may be substantially less than is typical of larger companies. As a result, the securities of mid-capitalization companies may be subject to greater and more abrupt price fluctuations. In addition, mid-capitalization companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

Aquarius International Fund | Prepayment Risk [Member]
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Prepayment Risk. Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuers’ fixed income securities when interest rates decline, which can shorten the maturity of the security, force the Fund to invest in securities with lower interest rates, and reduce the Fund’s return. Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.

Aquarius International Fund | Small and Micro-Capitalization Risk
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Small and Micro-Capitalization Risk. The securities of small and micro-cap companies may be more volatile in price, have wider spreads between their bid and ask prices, and have significantly lower trading volumes than the securities of larger capitalization companies. As a result, the purchase or sale of more than a limited number of shares of the securities of a smaller company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. Some small and micro-cap companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about such companies. The small and micro-cap securities in which the Fund invests may be traded only in the over-the-

counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. They generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are mid and large cap securities, and the Fund may be able to deal with only a few market-makers when purchasing and selling securities. Small and micro-cap companies also may have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. Smaller company stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks. Moreover, the lack of an efficient market for the securities may make them difficult to value.

Aquarius International Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Boston Partners All-Cap Value Fund | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks.The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Boston Partners All-Cap Value Fund | Management Risk
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Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

Boston Partners All-Cap Value Fund | Market Risk
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Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Boston Partners All-Cap Value Fund | Options Risk
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Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

Boston Partners All-Cap Value Fund | Convertible Securities Risk
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Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

Boston Partners All-Cap Value Fund | Equity Securities Risk
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Equity Securities Risk. The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

Boston Partners All-Cap Value Fund | IPO Risk
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IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Boston Partners All-Cap Value Fund | Foreign Custody Risk
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Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Boston Partners All-Cap Value Fund | Foreign Securities Risk
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Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its net asset value (“NAV”). Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Boston Partners All-Cap Value Fund | Illiquid Investments Risk
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Illiquid Investments Risk. Investing in illiquid investments is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid investments promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

Boston Partners All-Cap Value Fund | Large-Cap Companies Risk
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Large-Cap Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium-capitalization stocks.

Boston Partners All-Cap Value Fund | Micro-Cap Companies Risk
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Micro-Cap Companies Risk. Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

Boston Partners All-Cap Value Fund | Mid-Cap Companies Risk
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Risk [Text Block]
●	Mid-Cap Companies Risk. The stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

Boston Partners All-Cap Value Fund | Small Cap Companies Risk
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Small-Cap Companies Risk. The stocks of smaller companies may be subject to more abrupt, erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent on a small or inexperienced management group, and their securities may trade less frequently and in lower volume than securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Boston Partners All-Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Boston Partners Global Equity Fund | Currency Risk
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Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

Boston Partners Global Equity Fund | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Boston Partners Global Equity Fund | Derivatives Risk
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Derivatives Risk. The Fund’s investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Boston Partners Global Equity Fund | Emerging Markets Risk
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Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

Boston Partners Global Equity Fund | Management Risk
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Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

Boston Partners Global Equity Fund | Market Risk
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Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Boston Partners Global Equity Fund | Options Risk
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Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

Boston Partners Global Equity Fund | Convertible Securities Risk
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Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

Boston Partners Global Equity Fund | Equity Securities Risk
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Equity Securities Risk. The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

Boston Partners Global Equity Fund | IPO Risk
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IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Boston Partners Global Equity Fund | Foreign Custody Risk
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Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Boston Partners Global Equity Fund | Foreign Securities Risk
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Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. The Fund may invest in securities of foreign issuers either directly or through depositary receipts. Depositary receipts may be available through “sponsored” or “unsponsored” facilities. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders. Participatory notes (“P-notes”) are derivative instruments used by investors to take positions in certain foreign securities. P-notes present similar risks to investing directly in such securities and also expose investors to counterparty risk. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Boston Partners Global Equity Fund | Illiquid Investments Risk
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Illiquid Investments Risk. Investing in illiquid investments is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid investments promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities. Less liquid securities that the Fund may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities.

Boston Partners Global Equity Fund | Large-Cap Companies Risk
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Large-Cap Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium-capitalization stocks.

Boston Partners Global Equity Fund | Mid-Cap Companies Risk
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●	Mid-Cap Companies Risk. The stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

Boston Partners Global Equity Fund | Small Cap Companies Risk
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Small-Cap Companies Risk. The stocks of smaller companies may be subject to more abrupt, erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent on a small or inexperienced management group, and their securities may trade less frequently and in lower volume than securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Boston Partners Global Equity Fund | Exchange-Traded Fund Risk
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Exchange-Traded Fund Risk. Exchange-traded funds (“ETFs”) are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their net asset value (“NAV”).

Boston Partners Global Equity Fund | REITs Risk
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REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. They also may be affected by general economic conditions and are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation at an economically disadvantageous time, and the possibility of failing to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act. Additional risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITs) and liquidity risk. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, engage in dilutive offerings and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law or (ii) maintain their exemptions from registration under the 1940 Act.

Boston Partners Global Equity Fund | Securities Lending Risk
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Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Boston Partners Global Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Boston Partners Global Sustainability Fund | Currency Risk
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Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

Boston Partners Global Sustainability Fund | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Boston Partners Global Sustainability Fund | Derivatives Risk
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Derivatives Risk. The Fund’s investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Boston Partners Global Sustainability Fund | Emerging Markets Risk
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Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers. The information available of an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

Boston Partners Global Sustainability Fund | Management Risk
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Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

Boston Partners Global Sustainability Fund | Market Risk
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Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Boston Partners Global Sustainability Fund | Options Risk
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Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

Boston Partners Global Sustainability Fund | Convertible Securities Risk
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Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

Boston Partners Global Sustainability Fund | Equity Securities Risk
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Equity Securities Risk. The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

Boston Partners Global Sustainability Fund | IPO Risk
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IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Boston Partners Global Sustainability Fund | Foreign Custody Risk
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Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Boston Partners Global Sustainability Fund | Foreign Securities Risk
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Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. The Fund may invest in securities of foreign issuers either directly or through depositary receipts. Depositary receipts may be available through “sponsored” or “unsponsored” facilities. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders. Participatory notes (“P-notes”) are derivative instruments used by investors to take positions in certain foreign securities. P-notes present similar risks to investing directly in such securities and also expose investors to counterparty risk. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Boston Partners Global Sustainability Fund | Illiquid Investments Risk
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Illiquid Investments Risk. Investing in illiquid investments is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid investments promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities. Less liquid securities that the Fund may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities.

Boston Partners Global Sustainability Fund | Large-Cap Companies Risk
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Large-Cap Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium-capitalization stocks.

Boston Partners Global Sustainability Fund | Mid-Cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Mid-Cap Companies Risk. The stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

Boston Partners Global Sustainability Fund | Small Cap Companies Risk
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Small-Cap Companies Risk. The stocks of smaller companies may be subject to more abrupt, erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent on a small or inexperienced management group, and their securities may trade less frequently and in lower volume than securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Boston Partners Global Sustainability Fund | Exchange-Traded Fund Risk
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Exchange-Traded Fund Risk. ETFs are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their net asset value (“NAV”).

Boston Partners Global Sustainability Fund | REITs Risk
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REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. They also may be affected by general economic conditions and are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation at an economically disadvantageous time, and the possibility of failing to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act. Additional risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITs) and liquidity risk. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, engage in dilutive offerings and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law or (ii) maintain their exemptions from registration under the Investment Company Act of 1940, as amended.

Boston Partners Global Sustainability Fund | Securities Lending Risk
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Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Boston Partners Global Sustainability Fund | Sustainable Investment Risk
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Sustainable Investment Risk. The sustainability criterion required for Fund investment may cause the Fund to not invest in certain industries or issuers. As a result, the Fund may be overweight or underweight in certain industries or issuers relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those industries or issuers. Sustainability information provided by issuers, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing issuers to engage in sustainable practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis.

Boston Partners Global Sustainability Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Boston Partners Long/Short Equity Fund | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Boston Partners Long/Short Equity Fund | Management Risk
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Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the Adviser may not be successful in its strategy of taking long positions in stocks the manager believes to be undervalued and short positions in stocks the manager believes to be overvalued. Further, since the Adviser will manage both a long and a short portfolio, there is the risk that the Adviser may make more poor investment decisions than an adviser of a typical mutual fund with only a long portfolio may make.

Boston Partners Long/Short Equity Fund | Market Risk
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Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the long portfolio of the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Boston Partners Long/Short Equity Fund | Short Sales Risk
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Risk [Text Block]
●	Short Sales Risk. Short sales of securities may result in gains if a security’s price declines, but may result in losses if a security’s price rises.

Boston Partners Long/Short Equity Fund | Equity Securities Risk
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Equity Securities Risk. The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

Boston Partners Long/Short Equity Fund | IPO Risk
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IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Boston Partners Long/Short Equity Fund | Unseasoned Issuers Risk
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Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

Boston Partners Long/Short Equity Fund | Foreign Custody Risk
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Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Boston Partners Long/Short Equity Fund | Foreign Securities Risk
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Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its net asset value (“NAV”). Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Boston Partners Long/Short Equity Fund | Illiquid Investments Risk
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Illiquid Investments Risk. Investing in illiquid investments is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid investments promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities. Less liquid securities that the Fund may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities.

Boston Partners Long/Short Equity Fund | Small Cap Companies Risk
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Small-Cap Companies Risk. The small capitalization equity securities in which the Fund may invest may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

Boston Partners Long/Short Equity Fund | REITs Risk
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REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. They also may be affected by general economic conditions and are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation at an economically disadvantageous time, and the possibility of failing to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act. Additional risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITs) and liquidity risk. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, engage in dilutive offerings and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law or (ii) maintain their exemptions from registration under the 1940 Act.

Boston Partners Long/Short Equity Fund | High Yield Debt Obligations Risk
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High Yield Debt Obligations Risk. The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as “junk bonds” and are not considered to be investment grade.

Boston Partners Long/Short Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Boston Partners Long/Short Research Fund | Currency Risk
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Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

Boston Partners Long/Short Research Fund | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Boston Partners Long/Short Research Fund | Derivatives Risk
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Derivatives Risk. The Fund’s investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Boston Partners Long/Short Research Fund | Management Risk
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Management Risk. The Fund is subject to the risk of poor investment selection. The Adviser may be incorrect in the stocks it buys and believes to be undervalued and in stocks it sells short and believes to be overvalued. Further, since the Adviser will manage both a long and a short portfolio, there is the risk that the Adviser may make more poor investment decisions than an adviser of a typical mutual fund with only a long portfolio.

Boston Partners Long/Short Research Fund | Market Risk
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Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the long portfolio of the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the price of these stocks will not move even lower.

Boston Partners Long/Short Research Fund | Short Sales Risk
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Short Sales Risk. Short sales of securities may result in gains if a security’s price declines, but may result in losses if a security’s price rises. In a rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. Short selling also involves the risks of: increased leverage, and its accompanying potential for losses; the potential inability to reacquire a security in a timely manner, or at an acceptable price; the possibility of the lender terminating the loan at any time, forcing the Fund to close the transaction under unfavorable circumstances; and the additional costs that may be incurred. Short sales “against the box” may protect the Fund against the risk of losses in the value of a portfolio security because any decline in value of the security should be wholly or partially offset by a corresponding gain in the short position. Any potential gains in the security, however, would be wholly or partially offset by a corresponding loss in the short position. Short sales that are not “against the box” involve a form of investment leverage, and the amount of the Fund’s loss on a short sale is potentially unlimited.

Boston Partners Long/Short Research Fund | Equity Securities Risk
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Equity Securities Risk. The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

Boston Partners Long/Short Research Fund | IPO Risk
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IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Boston Partners Long/Short Research Fund | Unseasoned Issuers Risk
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Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

Boston Partners Long/Short Research Fund | Foreign Custody Risk
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Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Boston Partners Long/Short Research Fund | Foreign Securities Risk
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Risk [Text Block]
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Foreign Securities Risk. International investing may be subject to special risks, including currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Boston Partners Long/Short Research Fund | Illiquid Investments Risk
Prospectus [Line Items]
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Illiquid Investments Risk. Investing in illiquid investments is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid investments promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. Less liquid securities that the Fund may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities.

Boston Partners Long/Short Research Fund | Large-Cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]
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Large-Cap Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium-capitalization stocks.

Boston Partners Long/Short Research Fund | Mid-Cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Mid-Cap Companies Risk. The stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

Boston Partners Long/Short Research Fund | Small Cap Companies Risk
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Small-Cap Companies Risk. The small capitalization equity securities in which the Fund may invest may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

Boston Partners Long/Short Research Fund | Exchange-Traded Fund Risk
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Exchange-Traded Fund Risk. Exchange-traded funds (“ETFs”) are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their net asset value (“NAV”).

Boston Partners Long/Short Research Fund | REITs Risk
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REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. They also may be affected by general economic conditions and are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation at an economically disadvantageous time, and the possibility of failing to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act. Additional risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITs) and liquidity risk. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, engage in dilutive offerings and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law or (ii) maintain their exemptions from registration under the 1940 Act.

Boston Partners Long/Short Research Fund | Securities Lending Risk
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Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Boston Partners Long/Short Research Fund | High Yield Debt Obligations Risk
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High Yield Debt Obligations Risk. The Fund may invest up to 20% of its net assets in high yield debt obligations (of any rating, including defaulted securities and unrated securities), including bonds and debentures, issued by corporations and business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as “junk bonds” and are not considered to be investment grade.

Boston Partners Long/Short Research Fund | Indexed Securities Risk
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Indexed Securities Risk. The Fund may invest in indexed securities whose value is linked to securities indices. Most such securities have values that rise and fall according to the change in one or more specified indices and may have characteristics similar to direct investments in the underlying securities. Depending on the index, such securities may have greater volatility than the market as a whole.

Boston Partners Long/Short Research Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Boston Partners Small Cap Value Fund II | Cyber Security Risk
Prospectus [Line Items]
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Boston Partners Small Cap Value Fund II | Management Risk
Prospectus [Line Items]
Risk [Text Block]
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Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

Boston Partners Small Cap Value Fund II | Market Risk
Prospectus [Line Items]
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Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Boston Partners Small Cap Value Fund II | Equity Securities Risk
Prospectus [Line Items]
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Equity Securities Risk. The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

Boston Partners Small Cap Value Fund II | IPO Risk
Prospectus [Line Items]
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IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Boston Partners Small Cap Value Fund II | Foreign Custody Risk
Prospectus [Line Items]
Risk [Text Block]
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Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Boston Partners Small Cap Value Fund II | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]
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Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its net asset value (“NAV”). Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Boston Partners Small Cap Value Fund II | Illiquid Investments Risk
Prospectus [Line Items]
Risk [Text Block]
●

Illiquid Investments Risk. Investing in illiquid investments is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid investments promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities. Less liquid securities that the Fund may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities.

Boston Partners Small Cap Value Fund II | Small Cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]
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Small Cap Companies Risk. The Fund will invest in smaller issuers which are more volatile and less liquid than investments in issuers with a market capitalization greater than the market capitalization of companies in the Russell 2000® Value Index. Small market capitalization issuers are not as diversified in their business activities as issuers with market capitalizations greater than the market capitalization of companies in the Russell 2000® Value Index and are more susceptible to changes in the business cycle.

The small capitalization equity securities in which the Fund invests may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

Boston Partners Small Cap Value Fund II | REITs Risk
Prospectus [Line Items]
Risk [Text Block]
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REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. They also may be affected by general economic conditions and are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation at an economically disadvantageous time, and the possibility of failing to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act. Additional risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITs) and liquidity risk. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, engage in dilutive offerings and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law or (ii) maintain their exemptions from registration under the Investment Company Act of 1940, as amended.

Boston Partners Small Cap Value Fund II | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
WPG Partners Select Small Cap Value Fund | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

WPG Partners Select Small Cap Value Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]
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Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

WPG Partners Select Small Cap Value Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
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Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

WPG Partners Select Small Cap Value Fund | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]
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Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

WPG Partners Select Small Cap Value Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
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Equity Securities Risk. The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

WPG Partners Select Small Cap Value Fund | IPO Risk
Prospectus [Line Items]
Risk [Text Block]
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IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

WPG Partners Select Small Cap Value Fund | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
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Portfolio Turnover Risk. The Fund may frequently trade its portfolio securities, resulting in higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. A portfolio turnover rate of 100% is considered to be high. The annual portfolio turnover rate for the Fund is not expected to exceed 400%; however, it may be higher if the Adviser believes it wil improve the Fund’s performance.

WPG Partners Select Small Cap Value Fund | Special Situations Risk
Prospectus [Line Items]
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Special Situations Risk. The Fund will seek to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Fund.

WPG Partners Select Small Cap Value Fund | Foreign Custody Risk
Prospectus [Line Items]
Risk [Text Block]
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Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

WPG Partners Select Small Cap Value Fund | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●

Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its net asset value (“NAV”). Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

WPG Partners Select Small Cap Value Fund | Small Cap Companies Risk
Prospectus [Line Items]
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Small-Cap Companies Risk. The stocks of smaller companies may be subject to more abrupt, erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources or may be dependent on a small or inexperienced management group, and their securities may trade less frequently and in lower volume than securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

WPG Partners Select Small Cap Value Fund | REITs Risk
Prospectus [Line Items]
Risk [Text Block]
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REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. They also may be affected by general economic conditions and are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation at an economically disadvantageous time, and the possibility of failing to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act. Additional risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITs) and liquidity risk. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, engage in dilutive offerings and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law or (ii) maintain their exemptions from registration under the Investment Company Act of 1940, as amended.

WPG Partners Select Small Cap Value Fund | OTC Risk
Prospectus [Line Items]
Risk [Text Block]
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OTC Risk. Securities traded on OTC markets are not listed and traded on an organized exchange such as the New York Stock Exchange (“NYSE”). Generally, the volume of trading in an unlisted or OTC common stock is less than the volume of trading in an exchange-listed stock. As a result, the market liquidity of some stocks in which the Fund invests may not be as great as that of exchange-listed stocks and, if the Fund were to dispose of such stocks, the Fund may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time. In addition, penny stocks and pink sheet stocks can be classified as OTC stocks.

WPG Partners Select Small Cap Value Fund | Rights and Warrants Risk
Prospectus [Line Items]
Risk [Text Block]
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Rights and Warrants Risk. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

WPG Partners Select Small Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
WPG Partners Small Cap Value Diversified Fund | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

WPG Partners Small Cap Value Diversified Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]
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Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

WPG Partners Small Cap Value Diversified Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
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Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the price of these stocks will not move even lower.

WPG Partners Small Cap Value Diversified Fund | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●

Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

WPG Partners Small Cap Value Diversified Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
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Equity Securities Risk. The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

WPG Partners Small Cap Value Diversified Fund | IPO Risk
Prospectus [Line Items]
Risk [Text Block]
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IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

WPG Partners Small Cap Value Diversified Fund | Special Situations Risk
Prospectus [Line Items]
Risk [Text Block]
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Special Situations Risk. The Fund will seek to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Fund.

WPG Partners Small Cap Value Diversified Fund | Foreign Custody Risk
Prospectus [Line Items]
Risk [Text Block]
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Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

WPG Partners Small Cap Value Diversified Fund | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]
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Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its net asset value (“NAV”). Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

WPG Partners Small Cap Value Diversified Fund | Small Cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]
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Small-Cap Companies Risk. The stocks of smaller companies may be subject to more abrupt, erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent on a small or inexperienced management group, and their securities may trade less frequently and in lower volume than securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

WPG Partners Small Cap Value Diversified Fund | REITs Risk
Prospectus [Line Items]
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REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. They also may be affected by general economic conditions and are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation at an economically disadvantageous time, and the possibility of failing to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act. Additional risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITs) and liquidity risk. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, engage in dilutive offerings and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law or (ii) maintain their exemptions from registration under the 1940 Act.

WPG Partners Small Cap Value Diversified Fund | Rights and Warrants Risk
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Rights and Warrants Risk. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

WPG Partners Small Cap Value Diversified Fund | Micro-Cap Companies Risk
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Micro-Cap Companies Risk. Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

WPG Partners Small Cap Value Diversified Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Campbell Systematic Macro Fund | Counterparty Risk
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Counterparty Risk: The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. The participants in the over-the-counter market are typically not subject to credit evaluations and regulatory oversight as are members of “exchange based” markets. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Campbell Systematic Macro Fund | Credit Risk [Member]
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Credit Risk: Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. This may impair the Fund’s liquidity or cause a deterioration in the Fund’s net asset value (“NAV”). In addition, the Fund may incur expenses in an effort to protect the Fund’s interests or enforce its rights against an issuer, guarantor or counterparty or may be hindered or delayed in exercising these rights. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade, but they may also have some speculative characteristics. Investment grade ratings do not guarantee that securities will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Campbell Systematic Macro Fund | Currency Risk
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Currency Risk: The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates, rates of inflation, governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign governments, actions of central banks or supranational entities and the imposition of currency controls or other political developments in the U.S. or abroad.

Campbell Systematic Macro Fund | Cyber Security Risk
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Cyber Security Risk: Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Campbell Systematic Macro Fund | Derivatives Risk
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Derivatives Risk: Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, options, swap agreements and forward contracts. Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. See “Leverage/Volatility Risk” below. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The primary types of derivatives in which the Fund or its Subsidiary invest in are swap agreements, futures contracts and forward contracts. Futures contracts, forward contracts and swap agreements can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of futures contracts, forward contracts and swap agreements depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with futures contracts, forward contracts and swap agreements that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. A small position in futures contracts, forward contracts or swap agreements could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in swap agreements, futures contracts and options and forward contracts. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Campbell Systematic Macro Fund | Government Intervention and Regulatory Changes
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Government Intervention and Regulatory Changes: The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantly revised and expanded the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. There can be no assurance that future regulatory actions including, but not limited to, those authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

Rule 18f-4 under the 1940 Act provides for the regulation of a registered investment company’s use of derivatives and certain related investments. Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, treats derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation, and requires the Fund to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is required to comply with Rule 18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

Campbell Systematic Macro Fund | Interest Rate Risk
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Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Adviser. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments and may also affect the liquidity of fixed income securities and instruments held by the Fund. Declines in interest rate levels could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield and a decline in the Fund’s share price. In addition, certain countries and regulatory bodies may use negative interest rates as a monetary policy tool to encourage economic growth during periods of deflation. In a negative interest rate environment, debt instruments may trade at negative yields, which means the purchaser of the instrument may receive at maturity less than the total amount invested.

Campbell Systematic Macro Fund | Management Risk
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Management Risk: The Adviser employs systematic modeling to make investment decisions about the attractiveness, value and potential positive or negative performance of the Fund. The models employed by the Adviser may prove to be inaccurate and may not produce the desired results.

Campbell Systematic Macro Fund | Short Sales Risk
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Short Sales Risk: The Fund may take a short position in a derivative instrument, such as a future, or forward, or swap or a security. A short position on a derivative instrument or security involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.

Campbell Systematic Macro Fund | Subsidiary Risk
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Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws or acts of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

Campbell Systematic Macro Fund | Tax Risk
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Tax Risk: In order to qualify as a regulated investment company (“RIC”), the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investment assets and other categories of investment income. Treasury Regulations provide that income from a foreign subsidiary that is a controlled foreign corporation is qualifying income for purposes of the Fund remaining qualified as a RIC for U.S. federal income tax purposes. Notwithstanding the treatment of controlled foreign corporations in the regulations, the Internal Revenue Services (“IRS”) may take the position that income earned by the Fund through the Cayman Subsidiary may not be qualifying income because of its investment in commodities. Additionally, the IRS may take the position that certain commodity-linked structured notes may not be qualifying income. A recharacterization of income from the Cayman Subsidiary or commodity-linked structured notes could cause the Fund to fail to qualify as a RIC. If the Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Fund would be subject to diminished returns. Changes in the laws or acts of the United States and/or the Cayman Islands could result in the inability of the Fund and/or its Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (“SAI”) and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands acts change such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Campbell Systematic Macro Fund | Equity Securities Risk
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Equity Securities Risk: The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

Campbell Systematic Macro Fund | Portfolio Turnover Risk
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Portfolio Turnover Risk: The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Campbell Systematic Macro Fund | Emerging Market Risk
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Emerging Market Risk: The Fund intends to have exposure to emerging markets due to the Fund’s investments in certain stock index futures and foreign exchange instruments. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets; are subject to greater social, economic and political instability; have less governmental supervision and regulation of securities markets; and have weaker auditing and financial reporting standards. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Further, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

Campbell Systematic Macro Fund | Commodities Risk
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Commodities Risk: Exposure to the commodities markets (including financial futures markets) may subject the Fund through its investment in the Subsidiary to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates or factors affecting a particular industry or commodity, such as weather, disease (including pandemics), tariffs, embargoes or other trade barriers, acts of war or terrorism, or political and regulatory developments.

Campbell Systematic Macro Fund | Fixed Income Risk
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Fixed-Income Risk: Fixed income securities, such as U.S. Treasuries, or derivatives based on fixed income securities, are subject to credit risk and interest rate risk. Credit risk, as described more fully herein, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and share price. In addition, the Fund may be subject to “call” risk, which is the risk that during a period of falling interest rates the issuer may redeem a security by repaying it early (which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates), and “extension” risk, which occurs during a rising interest rate environment because certain obligations will be paid off by an issuer more slowly than anticipated (causing the value of those securities held by the Fund to fall).

Campbell Systematic Macro Fund | Foreign Market Risk
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Foreign Market Risk: As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk. Certain foreign securities in which the Fund may invest may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Campbell Systematic Macro Fund | Futures and Forward Contracts and Related Risks
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Futures and Forward Contracts and Related Risks: The successful use of forward and futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures and forward contracts are:

●	Futures and forward contracts have a high degree of price variability and are subject to occasional rapid and substantial changes;

●	the imperfect correlation between the change in market value of the forward or futures contracts and the market value of the underlying instrument or reference assets with respect to such contracts;

●	possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired;

●	possible market disruption or other extraordinary events, including but not limited to, governmental intervention;

●	potentially unlimited losses caused by unanticipated market movements;

●	the Fund’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

●	the possibility that the counterparty will default in the performance of its obligations; and

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if the Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements with respect to its derivative instruments or close certain positions at a time when it may be disadvantageous to do so.

The use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the Fund will have the potential for greater losses than if the Fund did not employ leverage in its investment activity. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the value of the Fund’s securities or related derivatives instruments to be volatile. Accordingly, the Fund’s NAV may be volatile because of its investment exposure to the Fund.

There is no assurance that the Fund’s investment in a derivative instrument with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

Campbell Systematic Macro Fund | General Market Risk
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General Market Risk: The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

Campbell Systematic Macro Fund | Government Agency Risk
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Government Agency Risk: Direct obligations of the U.S. Government such as U.S. Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Accordingly, while U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

Campbell Systematic Macro Fund | Leverage/Volatility Risk
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Leverage/Volatility Risk: Although the Fund will not borrow funds for trading, the Fund should be considered highly leveraged and is suitable only for investors with high tolerance for investment risk. Leverage embedded in the various derivative instruments traded may result in the Fund or its Subsidiary holding positions whose face or notional value may be many times the Fund’s NAV. For example, the amount of margin funds necessary to be deposited in order to enter into a futures, forward or option contract position is typically from 2% to 10% of the total face or notional value of the contract. As a result of this leveraging, even a small movement in the price of a commodity can cause a correspondingly large profit or loss. Losses incurred on leveraged investments increase in direct proportion to the degree of leverage employed. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s trading positions suddenly turn unprofitable.

The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant and possibly a complete loss on their investment in the Fund.

Campbell Systematic Macro Fund | Liquidity Risk
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Liquidity Risk: The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in derivative instruments involve the risk that the Fund may be unable to sell the derivative instrument or sell it at a reasonable price.

Campbell Systematic Macro Fund | OTC Trading Risk
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OTC Trading Risk: Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Campbell Systematic Macro Fund | Regulatory Risk
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Regulatory Risk: Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Fund or its Subsidiary or that could adversely impact the Fund’s performance.

Campbell Systematic Macro Fund | Strategy Risk
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Strategy Risk: The profitability of any Fund investment depends primarily on the ability of the Adviser to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Such price movements may be influenced by, among other things:

●	changes in interest rates;

●	governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

●	weather and climate conditions;

●	natural disasters, such as hurricanes;

●	changing supply and demand relationships;

●	changes in balances of payments and trade;

●	U.S. and international rates of inflation and deflation;

●	currency devaluations and revaluations;

●	U.S. and international political and economic events; and

●	changes in philosophies and emotions of various market participants.

The Fund may not take all of these factors into account.

Campbell Systematic Macro Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Campbell Systematic Macro Fund | Risk Nondiversified Status [Member]
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Non-Diversification Risk: The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

F/m Emerald Life Sciences Innovation ETF | Currency Risk
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Currency Risk. Currency risk results from changes in the rate of exchange between the currency of the country in which a foreign company is domiciled or keeps its books and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency itself in connection with its purchases and sales of foreign securities, changes in the exchange rate add to or subtract from the value of the investment in U.S. dollars. The Fund generally does not seek to hedge currency risk, and although the Sub-Adviser considers currency risks as part of its investment process, its judgments in this regard may not always be correct.

F/m Emerald Life Sciences Innovation ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, the Sub-Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund, the Adviser, and the Sub-Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund, the Adviser or the Sub-Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

F/m Emerald Life Sciences Innovation ETF | Foreign Investments Risk
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Foreign Investments Risk. The Fund invests in the securities of foreign companies. Investing in securities of foreign companies involves risks generally not associated with investments in the securities of U.S. companies, including the risks associated with fluctuations in foreign currency exchange rates, less stringent investor protections, unreliable and untimely information about issuers, and political and economic instability. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

F/m Emerald Life Sciences Innovation ETF | Management Risk
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Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Sub-Adviser’s investment approach may fail to produce the intended results. The Sub-Adviser has not previously managed an ETF. Accordingly, shareholders in the Fund bear the risk that the Sub-Adviser’s inexperience may limit its effectiveness.

F/m Emerald Life Sciences Innovation ETF | Market Risk
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Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets.

F/m Emerald Life Sciences Innovation ETF | Equity Securities Risk
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Equity Securities Risk. The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

F/m Emerald Life Sciences Innovation ETF | ETF Risk
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ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Cash Transactions Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than Net Asset Value (“NAV”) Risk.”

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to its net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares.

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Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

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Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, The Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Fund’s Portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. There is a risk that market prices for Fund Shares will vary significantly from the Fund’s NAV. Where all or portion of the Fund’s underlying securities trade in a foreign market that is closed when the market in which the Fund’s Shares are listed is open for trading, there may be changes between the last quote of the underlying securities’ value in the closed foreign market and the value of such underlying securities during the Fund’s domestic trading day.

F/m Emerald Life Sciences Innovation ETF | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]
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Liquidity Risk. Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.

F/m Emerald Life Sciences Innovation ETF | Concentration Risk
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, industries, project types, or asset class.

F/m Emerald Life Sciences Innovation ETF | Depositary Receipts Risk
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Risk [Text Block]
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Depositary Receipts Risk. The Fund may purchase depositary receipts (American Depositary Receipts (“ADRs”), European Depositary receipts (“EDRs”), Global Depositary receipts (“GDRs”), and Non-Voting Depositary Receipts (“NVDRs”)) to facilitate its investments in foreign securities. By investing in ADRs rather than investing directly in the securities of foreign issuers, the Fund can avoid currency risks during the settlement period for purchase and sales. However, ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers. Depositary receipts may be issued in a sponsored program, in which an issuer has made arrangements to have its securities traded in the form of depositary receipts, or in an unsponsored program, in which the issuer may not be directly involved. The holders of depositary receipts that are unsponsored generally bear various costs associated with the facilities, while a larger portion of the costs associated with sponsored depositary receipts are typically borne by the foreign issuers.

F/m Emerald Life Sciences Innovation ETF | Health Care Sector Risk
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Risk [Text Block]
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Health Care Sector Risk. To the extent the Fund focuses on the health care sector, the Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. The profitability of companies in the health care sector may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market developments.

F/m Emerald Life Sciences Innovation ETF | Infectious Illness Risk
Prospectus [Line Items]
Risk [Text Block]
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Infectious Illness Risk. A widespread outbreak of an infectious illness, such as the COVID-19 pandemic, may result in travel restrictions, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic, social and political impacts. Markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity, and increased trading costs. Such events may adversely affect the Fund and its investments and may impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV. Despite the development of vaccines, the duration of the COVID-19 pandemic and its effects cannot be predicted with certainty.

F/m Emerald Life Sciences Innovation ETF | Initial Public Offerings (“IPOs”) Risk
Prospectus [Line Items]
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Initial Public Offerings (“IPOs”) Risk. Special risks associated with IPOs may include, among others, the fact that there may be only a limited number of shares available for trading. The market for those securities may be unseasoned. The issuer may have a limited operating history. These factors may contribute to price volatility. The limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices.

F/m Emerald Life Sciences Innovation ETF | Issuer Risk
Prospectus [Line Items]
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Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform different from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.

F/m Emerald Life Sciences Innovation ETF | Large-Capitalization Investing Risk
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Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

F/m Emerald Life Sciences Innovation ETF | Life Science Companies Risk
Prospectus [Line Items]
Risk [Text Block]
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Life Science Companies Risk. The Fund focuses its investments in securities of companies that are categorized in the “life sciences” sector, including companies in the pharmaceutical, biotechnology, health care services, and medical device industries. Because of this, companies in the Fund’s portfolio may share common characteristics and may be more sensitive to changes in government funding or subsidies, new or anticipated legislative changes, or technological advances. As a result, the Fund may be subject to greater risks and its NAV may fluctuate more than other funds.

F/m Emerald Life Sciences Innovation ETF | Micro-Cap and Small Cap Companies Risk
Prospectus [Line Items]
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Micro-Cap and Small Cap Companies Risk. Investments in securities of micro- and small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of micro- and small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some micro- and small-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Micro- and small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

F/m Emerald Life Sciences Innovation ETF | Mid-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]
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Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may involve greater risks than do investments in larger, more established companies. The prices of securities of mid-cap companies tend to be more vulnerable to adverse developments specific to a company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

F/m Emerald Life Sciences Innovation ETF | New Fund Risk
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New Fund Risk. The Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Fund.

F/m Emerald Life Sciences Innovation ETF | Operational Risk
Prospectus [Line Items]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes or technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m Emerald Life Sciences Innovation ETF | Preferred Stock Risk
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Preferred Stock Risk. Preferred stocks are subject to the risks of equity securities generally and also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stock generally pays dividends only after the company makes required payments to creditors. As a result, the value of a company’s preferred stock will react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

F/m Emerald Life Sciences Innovation ETF | Private Placements Risk
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Private Placements Risk. Investments in private placements could decrease the Fund’s liquidity profile or prevent the Fund from disposing of such securities promptly at advantageous prices. Private placements may be less liquid than other investments because such securities may not always be readily sold in broad public markets and may have no active trading market. As a result, they may be difficult to value because market quotations may not be readily available, and the Fund might be unable to dispose of such securities promptly or at prices reflecting their true value. Transaction costs may be higher for these securities, and the Fund may only get limited information about the issuer of a private placement security, so it may be less able to anticipate a loss.

F/m Emerald Life Sciences Innovation ETF | Risk of Investing in the United States
Prospectus [Line Items]
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Risk of Investing in the United States. Certain changes in the United States economy, such as when the economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m Emerald Life Sciences Innovation ETF | Securities Issued By Other Investment Companies Risk
Prospectus [Line Items]
Risk [Text Block]
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Securities Issued By Other Investment Companies Risk The Fund may invest in shares of other investment companies, including other mutual funds, money market funds, ETFs, HOLDRs, unit investment trusts, and closed-end funds, to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

F/m Emerald Life Sciences Innovation ETF | Turnover Rate Risk
Prospectus [Line Items]
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Turnover Rate Risk. The Fund may have portfolio turnover rates in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions. The Fund’s portfolio turnover rate is expected to vary from year to year.

F/m Emerald Life Sciences Innovation ETF | Warrants and Rights Risk
Prospectus [Line Items]
Risk [Text Block]
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Warrants and Rights Risk. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. Warrants and rights are not dividend-paying investments and do not have the voting rights of common stock. They also do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than direct equity investments.

F/m Emerald Life Sciences Innovation ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in the Fund.
Free Market U.S. Equity Fund | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
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Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and Matson Money have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Free Market U.S. Equity Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
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Because under normal circumstances the Fund invests at least 80% of its net assets in shares of registered investment companies that emphasize investments in U.S. equity securities, the net asset value (“NAV”) of the Fund will change with changes in the share prices of the investment companies in which the Fund invests.

Free Market U.S. Equity Fund | Foreign Stock Risk
Prospectus [Line Items]
Risk [Text Block]
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Stocks of large cap, small cap or micro cap companies in which the Fund’s underlying investment companies invest or in which the Fund invests directly may temporarily fall out of favor with investors or may be more volatile than the rest of the U.S. market as a whole.

Free Market U.S. Equity Fund | Market Capitalizations Risk
Prospectus [Line Items]
Risk [Text Block]
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The smaller the capitalization of a company, generally the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records and are more likely to fail than companies with larger market capitalizations.

Free Market U.S. Equity Fund | Other Portfolio Investment Risk
Prospectus [Line Items]
Risk [Text Block]
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Although the Fund will invest in other investment companies that follow a value oriented strategy, value stocks may perform differently from the market as a whole and such a strategy may cause the Fund at times to underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic and industry developments than the market as a whole and other types of stocks, and may underperform the market for long periods of time.

Free Market U.S. Equity Fund | Investment Strategy Risk
Prospectus [Line Items]
Risk [Text Block]
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The Fund will invest in underlying investment companies that purchase stocks with high relative profitability. High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies.

Free Market U.S. Equity Fund | Underlying Portfolio Investment Risk
Prospectus [Line Items]
Risk [Text Block]
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Companies in which the Fund’s underlying investment companies invest may suffer unexpected losses or lower than expected earnings or their securities may become difficult or impossible to sell at the time and for the price that the underlying investment adviser(s) would like.

Free Market U.S. Equity Fund | Investment Opportunity Risk
Prospectus [Line Items]
Risk [Text Block]
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The Adviser’s judgment about the attractiveness or potential appreciation of a particular underlying investment company security could prove to be wrong or the Fund could miss out on an investment opportunity because the assets necessary to take advantage of such opportunity are tied up in less advantageous investments.

Free Market U.S. Equity Fund | Investing in Other Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Investing in other investment companies, including ETFs, may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses.

Free Market U.S. Equity Fund | U.S. Stock Market Risk
Prospectus [Line Items]
Risk [Text Block]
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There is a risk that large, small or micro capitalization stocks may not perform as well as other asset classes or the U.S. stock market as a whole. In the past, large, small and micro capitalization stocks have gone through cycles of doing better or worse than the stock market in general.

Free Market U.S. Equity Fund | Passive Management Risk
Prospectus [Line Items]
Risk [Text Block]
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There is a risk that the Fund, which is passively managed, may not perform as well as funds with more active methods of investment management, such as selecting securities based on economic, financial, and market analysis.

Free Market U.S. Equity Fund | Derivative Instruments Risk
Prospectus [Line Items]
Risk [Text Block]
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The derivative instruments in which the underlying investment companies may invest are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and it is possible to lose more than the principal amount invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Free Market U.S. Equity Fund | Underlying Investment Strategies Risk
Prospectus [Line Items]
Risk [Text Block]
●	The performance of the Fund will depend on how successfully the investment adviser(s) to the underlying investment companies pursue their investment strategies.

Free Market U.S. Equity Fund | ETFs Risk
Prospectus [Line Items]
Risk [Text Block]
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ETFs are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.

Free Market U.S. Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Free Market International Equity Fund | Currency Risk
Prospectus [Line Items]
Risk [Text Block]
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Currency risk is the risk that exchange rates for currencies in which securities held by the underlying investment companies in which the Fund invests are denominated will fluctuate daily. In general, the underlying investment companies do not hedge currency risk. As a result, if currencies in which foreign holdings are denominated depreciate against the U.S. Dollar, the value of your investment in the Fund may be adversely affected.

Free Market International Equity Fund | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
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Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and Matson Money have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Free Market International Equity Fund | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]
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Investments in emerging market securities by underlying investment companies in which the Fund invests are subject to higher risks than those in developed market countries because there is greater uncertainty in less established markets and economics. The foregoing risks may be greater in frontier markets, which are among the smallest and least mature investment markets.

Free Market International Equity Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
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Because under normal circumstances the Fund invests at least 80% of its net assets in shares of registered investment companies that emphasize investments in equity securities of foreign companies, the NAV of the Fund will change with changes in the share prices of the investment companies in which the Fund invests.

Free Market International Equity Fund | Depositary Receipts Risk
Prospectus [Line Items]
Risk [Text Block]
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Investments in depositary receipts by underlying investment companies in which the Fund invests are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Free Market International Equity Fund | Foreign Stock Risk
Prospectus [Line Items]
Risk [Text Block]
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Stocks of large cap or small cap foreign companies in which the Fund’s underlying investment companies may invest may suffer unexpected losses or lower than expected earnings or such securities may become difficult or impossible to sell at the time and for the price the underlying investment advisers would like.

Free Market International Equity Fund | Market Capitalizations Risk
Prospectus [Line Items]
Risk [Text Block]
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The smaller the capitalization of a company, generally the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records and are more likely to fail than companies with larger market capitalizations.

Free Market International Equity Fund | Other Portfolio Investment Risk
Prospectus [Line Items]
Risk [Text Block]
●

Although the Fund will invest in other investment companies that follow a value oriented strategy, value stocks may perform differently from the market as a whole and such a strategy may cause the Fund at times to underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic and industry developments than the market as a whole and other types of stocks, and may underperform the market for long periods of time.

Free Market International Equity Fund | Investment Strategy Risk
Prospectus [Line Items]
Risk [Text Block]
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The Fund will invest in underlying investment companies that purchase stocks with high relative profitability. High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies.

Free Market International Equity Fund | Investment Opportunity Risk
Prospectus [Line Items]
Risk [Text Block]
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The Adviser’s judgment about the attractiveness or potential appreciation of a particular underlying investment company security could prove to be wrong or the Fund could miss out on an investment opportunity because the assets necessary to take advantage of such opportunity are tied up in less advantageous investments.

Free Market International Equity Fund | Investing in Other Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Investing in other investment companies, including ETFs, may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses.

Free Market International Equity Fund | Passive Management Risk
Prospectus [Line Items]
Risk [Text Block]
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There is a risk that the Fund, which is passively managed, may not perform as well as funds with more active methods of investment management, such as selecting securities based on economic, financial, and market analysis.

Free Market International Equity Fund | Derivative Instruments Risk
Prospectus [Line Items]
Risk [Text Block]
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The derivative instruments in which the underlying investment companies may invest are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and it is possible to lose more than the principal amount invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Free Market International Equity Fund | Underlying Investment Strategies Risk
Prospectus [Line Items]
Risk [Text Block]
●	The performance of the Fund will depend on how successfully the investment adviser(s) to the underlying investment companies pursue their investment strategies.

Free Market International Equity Fund | ETFs Risk
Prospectus [Line Items]
Risk [Text Block]
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ETFs are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.

Free Market International Equity Fund | Foreign Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
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The value of particular foreign equity securities which the Fund’s underlying investment companies may purchase or foreign stock markets on which the securities they may purchase are traded may decline in value.

Free Market International Equity Fund | Underlying Investment Advisers Risk
Prospectus [Line Items]
Risk [Text Block]
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Stocks of large cap or small cap foreign companies in which the Fund’s underlying investment companies may invest may temporarily fall out of favor with investors or may be more volatile than particular foreign stock markets or foreign stock markets as a whole.

Free Market International Equity Fund | Foreign Issuers Risk
Prospectus [Line Items]
Risk [Text Block]
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Because the Fund owns shares of underlying investment companies that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards. In addition, foreign securities in which the underlying investment companies invest may be listed on foreign exchanges that trade on weekends or other days when the underlying investment companies do not calculate their net asset value (“NAV”). As a result, the value of the underlying investment companies’ holdings, and therefore the Fund’s holdings, may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Free Market International Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Free Market Fixed Income Fund | Currency Risk
Prospectus [Line Items]
Risk [Text Block]
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Currency risk is the risk that exchange rates for currencies in which securities held by the underlying investment companies in which the Fund invests are denominated will fluctuate daily. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

Free Market Fixed Income Fund | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
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Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and Matson Money have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Free Market Fixed Income Fund | Fixed Income Securities Risk
Prospectus [Line Items]
Risk [Text Block]
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Fixed income securities in which the Fund’s underlying investment companies may invest are subject to certain risks, including: interest rate risk, reinvestment risk, prepayment and extension risk, credit/default risk, and the risks associated with investing in repurchase agreements.

●	Interest rate risk involves the risk that prices of fixed income securities will rise and fall in response to interest rate changes.

●	Reinvestment risk involves the risk that proceeds from matured investments may be re-invested at lower interest rates.

●

Prepayment risk involves the risk that in declining interest rates environments prepayments of principal could increase and require the Fund to reinvest proceeds of the prepayments at lower interest rates.

●	Extension risk involves the risk that prepayments of principal will decrease when interest rates rise resulting in a longer effective maturity of a security.

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Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. Credit risk also involves the risk that the credit rating of a security may be lowered.

●

Repurchase agreement risk involves the risk that the other party to a repurchase agreement will be unable to complete the transaction and the underlying investment company in which the Fund invests may suffer a loss as a result.

Free Market Fixed Income Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
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Because under normal circumstances the Fund invests at least 80% of its net assets in shares of registered investment companies that emphasize investments in fixed income securities, the NAV of the Fund will change with changes in the share prices of the investment companies in which the Fund invests.

Free Market Fixed Income Fund | Investment Opportunity Risk
Prospectus [Line Items]
Risk [Text Block]
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The Adviser’s judgment about the attractiveness or potential appreciation of a particular underlying investment company security could prove to be wrong or the Fund could miss out on an investment opportunity because the assets necessary to take advantage of such opportunity are tied up in less advantageous investments.

Free Market Fixed Income Fund | Investing in Other Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Investing in other investment companies, including ETFs, may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses.

Free Market Fixed Income Fund | Passive Management Risk
Prospectus [Line Items]
Risk [Text Block]
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There is a risk that the Fund, which is passively managed, may not perform as well as funds with more active methods of investment management, such as selecting securities based on economic, financial, and market analysis.

Free Market Fixed Income Fund | Derivative Instruments Risk
Prospectus [Line Items]
Risk [Text Block]
●

The derivative instruments in which the underlying investment companies may invest are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and it is possible to lose more than the principal amount invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Free Market Fixed Income Fund | ETFs Risk
Prospectus [Line Items]
Risk [Text Block]
●

ETFs are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.

Free Market Fixed Income Fund | Foreign Issuers Risk
Prospectus [Line Items]
Risk [Text Block]
●

Because the Fund owns shares of underlying investment companies that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards. In addition, foreign securities in which the underlying investment companies invest may be listed on foreign exchanges that trade on weekends or other days when the underlying investment companies do not calculate their net asset value (“NAV”). As a result, the value of the underlying investment companies’ holdings, and therefore the Fund’s holdings, may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Free Market Fixed Income Fund | Inflation Protected Secuties Risk
Prospectus [Line Items]
Risk [Text Block]
●

Inflation protected securities, such as TIPS, generally will fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. In addition, interest payments on inflation-protected securities will generally vary up or down along with the rate of inflation. Real interest rates are generally measured as a nominal interest less an inflation rate. As such, investors should be aware that an investment in TIPS over a particular timeframe may decrease in value even in an inflationary environment. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Because of their inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

Free Market Fixed Income Fund | U.S. Government Agencies Risk
Prospectus [Line Items]
Risk [Text Block]
●

Not all obligations of U.S. Government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed only by the credit of the issuing agency or instrumentality. Accordingly, there may be some risk of default by the issuer in such cases.

Free Market Fixed Income Fund | Investment Strategies Risk
Prospectus [Line Items]
Risk [Text Block]
●	The performance of the Fund will depend on how successfully the investment adviser(s) to the underlying investment companies pursue their investment strategies.

Free Market Fixed Income Fund | Money Market and General Economic Conditions Risk
Prospectus [Line Items]
Risk [Text Block]
●

Banks are very sensitive to changes in money market and general economic conditions. Adverse general economic conditions can cause financial difficulties for a bank’s borrowers and the borrowers’ failure to repay their loans can adversely affect the bank’s financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Free Market Fixed Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Matson Money U.S. Equity VI Portfolio | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●

Cyber security risk is the risk of an unauthorized breach and access to Portfolio assets, Portfolio or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Portfolio investors from purchasing, redeeming or exchanging shares or receiving distributions. The Portfolio and Matson Money have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Portfolio or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact and cause financial losses to the Portfolio or its shareholders. Issuers of securities in which the Portfolio invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Matson Money U.S. Equity VI Portfolio | Foreign Stock Risk
Prospectus [Line Items]
Risk [Text Block]
●

Stocks of large cap, small cap or micro cap companies in which the Portfolio’s underlying investment companies invest or in which the Portfolio invests directly may temporarily fall out of favor with investors or may be more volatile than the rest of the U.S. market as a whole.

Matson Money U.S. Equity VI Portfolio | Market Capitalizations Risk
Prospectus [Line Items]
Risk [Text Block]
●

The smaller the capitalization of a company, generally the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records and are more likely to fail than companies with larger market capitalizations.

Matson Money U.S. Equity VI Portfolio | Other Portfolio Investment Risk
Prospectus [Line Items]
Risk [Text Block]
●

Although the Portfolio will invest in other investment companies that follow a value oriented strategy, value stocks may perform differently from the market as a whole and such a strategy may cause the Portfolio at times to underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic and industry developments than the market as a whole and other types of stocks, and may underperform the market for long periods of time.

Matson Money U.S. Equity VI Portfolio | Investment Strategy Risk
Prospectus [Line Items]
Risk [Text Block]
●

The Portfolio will invest in underlying investment companies that purchase stocks with high relative profitability. High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Matson Money U.S. Equity VI Portfolio | Underlying Portfolio Investment Risk
Prospectus [Line Items]
Risk [Text Block]
●

Companies in which the Portfolio’s underlying investment companies invest may suffer unexpected losses or lower than expected earnings or their securities may become difficult or impossible to sell at the time and for the price that the underlying investment adviser(s) would like.

Matson Money U.S. Equity VI Portfolio | Investment Opportunity Risk
Prospectus [Line Items]
Risk [Text Block]
●

The Adviser’s judgment about the attractiveness or potential appreciation of a particular underlying investment company security could prove to be wrong or the Portfolio could miss out on an investment opportunity because the assets necessary to take advantage of such opportunity are tied up in less advantageous investments.

Matson Money U.S. Equity VI Portfolio | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●

Because under normal circumstances the Portfolio invests at least 80% of its net assets in shares of registered investment companies that emphasize investments in U.S. equity securities, the net asset value (“NAV”) of the Portfolio will change with changes in the share prices of the investment companies in which the Portfolio invests.

Matson Money U.S. Equity VI Portfolio | Investing In Other Investment Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Investing in other investment companies, including ETFs, may result in duplication of expenses, including advisory fees, in addition to the Portfolio’s own expenses.

Matson Money U.S. Equity VI Portfolio | U.S. Stock Market Risk
Prospectus [Line Items]
Risk [Text Block]
●

There is a risk that large, small or micro capitalization stocks may not perform as well as other asset classes or the U.S. stock market as a whole. In the past, large, small and micro capitalization stocks have gone through cycles of doing better or worse than the stock market in general.

Matson Money U.S. Equity VI Portfolio | Passive Management Risk
Prospectus [Line Items]
Risk [Text Block]
●

There is a risk that the Portfolio, which is passively managed, may not perform as well as funds with more active methods of investment management, such as selecting securities based on economic, financial, and market analysis.

Matson Money U.S. Equity VI Portfolio | Derivative Instruments Risk
Prospectus [Line Items]
Risk [Text Block]
●

The derivative instruments in which the underlying investment companies may invest are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and it is possible to lose more than the principal amount invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Matson Money U.S. Equity VI Portfolio | Underlying Investment Strategies Risk
Prospectus [Line Items]
Risk [Text Block]
●	The performance of the Portfolio will depend on how successfully the investment adviser(s) to the underlying investment companies pursue their investment strategies.

Matson Money U.S. Equity VI Portfolio | ETFs Risk
Prospectus [Line Items]
Risk [Text Block]
●

ETFs are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. the Portfolio may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to the Portfolio’s own expenses. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.

Matson Money U.S. Equity VI Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments.
Matson Money International Equity VI Portfolio | Currency Risk
Prospectus [Line Items]
Risk [Text Block]
●

Currency risk is the risk that exchange rates for currencies in which securities held by the underlying investment companies in which the Portfolio invests are denominated will fluctuate daily. In general, the underlying investment companies do not hedge currency risk. As a result, if currencies in which foreign holdings are denominated depreciate against the U.S. Dollar, the value of your investment in the Portfolio may be adversely affected.

Matson Money International Equity VI Portfolio | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●

Cyber security risk is the risk of an unauthorized breach and access to Portfolio assets, Portfolio or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Portfolio investors from purchasing, redeeming or exchanging shares or receiving distributions. The Portfolio and Matson Money have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Portfolio or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact and cause financial losses to the Portfolio or its shareholders. Issuers of securities in which the Portfolio invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Matson Money International Equity VI Portfolio | Market Capitalizations Risk
Prospectus [Line Items]
Risk [Text Block]
●

The smaller the capitalization of a company, generally the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records and are more likely to fail than companies with larger market capitalizations.

Matson Money International Equity VI Portfolio | Other Portfolio Investment Risk
Prospectus [Line Items]
Risk [Text Block]
●

Although the Portfolio will invest in other investment companies that follow a value oriented strategy, value stocks may perform differently from the market as a whole and such a strategy may cause the Portfolio at times to underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic and industry developments than the market as a whole and other types of stocks, and may underperform the market for long periods of time.

Matson Money International Equity VI Portfolio | Investment Strategy Risk
Prospectus [Line Items]
Risk [Text Block]
●

The Portfolio will invest in underlying investment companies that purchase stocks with high relative profitability. High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Matson Money International Equity VI Portfolio | Investment Opportunity Risk
Prospectus [Line Items]
Risk [Text Block]
●

The Adviser’s judgment about the attractiveness or potential appreciation of a particular underlying investment company security could prove to be wrong or the Portfolio could miss out on an investment opportunity because the assets necessary to take advantage of such opportunity are tied up in less advantageous investments.

Matson Money International Equity VI Portfolio | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●

Because under normal circumstances the Portfolio invests at least 80% of its net assets in shares of registered investment companies that emphasize investments in equity securities of foreign companies, the NAV of the Portfolio will change with changes in the share prices of the investment companies in which the Portfolio invests.

Matson Money International Equity VI Portfolio | Investing In Other Investment Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Investing in other investment companies, including ETFs, may result in duplication of expenses, including advisory fees, in addition to the Portfolio’s own expenses.

Matson Money International Equity VI Portfolio | Passive Management Risk
Prospectus [Line Items]
Risk [Text Block]
●

There is a risk that the Portfolio, which is passively managed, may not perform as well as funds with more active methods of investment management, such as selecting securities based on economic, financial, and market analysis.

Matson Money International Equity VI Portfolio | Derivative Instruments Risk
Prospectus [Line Items]
Risk [Text Block]
●

The derivative instruments in which the underlying investment companies may invest are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and it is possible to lose more than the principal amount invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Matson Money International Equity VI Portfolio | Underlying Investment Strategies Risk
Prospectus [Line Items]
Risk [Text Block]
●	The performance of the Portfolio will depend on how successfully the investment adviser(s) to the underlying investment companies pursue their investment strategies.

Matson Money International Equity VI Portfolio | ETFs Risk
Prospectus [Line Items]
Risk [Text Block]
●

ETFs are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. the Portfolio may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to the Portfolio’s own expenses. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.

Matson Money International Equity VI Portfolio | Foreign Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●

The value of particular foreign equity securities which the Portfolio’s underlying investment companies may purchase or foreign stock markets on which the securities they may purchase are traded may decline in value.

Matson Money International Equity VI Portfolio | Underlying Investment Advisers Risk
Prospectus [Line Items]
Risk [Text Block]
●

Stocks of large cap or small cap foreign companies in which the Portfolio’s underlying investment companies may invest may temporarily fall out of favor with investors or may be more volatile than particular foreign stock markets or foreign stock markets as a whole.

Matson Money International Equity VI Portfolio | Foreign Stock Unexpected Loss Risk
Prospectus [Line Items]
Risk [Text Block]
●

Stocks of large cap or small cap foreign companies in which the Portfolio’s underlying investment companies may invest may suffer unexpected losses or lower than expected earnings or such securities may become difficult or impossible to sell at the time and for the price the underlying investment advisers would like.

Matson Money International Equity VI Portfolio | Foreign Issuers Risk
Prospectus [Line Items]
Risk [Text Block]
●

Because the Portfolio owns shares of underlying investment companies that invest in foreign issuers, the Portfolio is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards. In addition, foreign securities in which the underlying investment companies invest may be listed on foreign exchanges that trade on weekends or other days when the underlying investment companies do not calculate their net asset value (“NAV”). As a result, the value of the underlying investment companies’ holdings, and therefore the Portfolio’s holdings, may change on days when shareholders are not able to purchase or redeem the Portfolio’s shares.

Matson Money International Equity VI Portfolio | Emerging Market Risk
Prospectus [Line Items]
Risk [Text Block]
●

Investments in emerging market securities by underlying investment companies in which the Portfolio invests are subject to higher risks than those in developed market countries because there is greater uncertainty in less established markets and economics. The foregoing risks may be greater in frontier markets, which are among the smallest and least mature investment markets.

Matson Money International Equity VI Portfolio | Depositary Receipts Risk
Prospectus [Line Items]
Risk [Text Block]
●

Investments in depositary receipts by underlying investment companies in which the Portfolio invests are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Matson Money International Equity VI Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments.
Matson Money Fixed Income VI Portfolio | Currency Risk
Prospectus [Line Items]
Risk [Text Block]
●

Currency risk is the risk that exchange rates for currencies in which securities held by the underlying investment companies in which the Portfolio invests are denominated will fluctuate daily. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Portfolio than if it had not engaged in these contracts.

Matson Money Fixed Income VI Portfolio | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●

Cyber security risk is the risk of an unauthorized breach and access to Portfolio assets, Portfolio or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Portfolio investors from purchasing, redeeming or exchanging shares or receiving distributions. The Portfolio and Matson Money have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Portfolio or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact and cause financial losses to the Portfolio or its shareholders. Issuers of securities in which the Portfolio invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Matson Money Fixed Income VI Portfolio | Investment Opportunity Risk
Prospectus [Line Items]
Risk [Text Block]
●

The Adviser’s judgment about the attractiveness or potential appreciation of a particular underlying investment company security could prove to be wrong or the Portfolio could miss out on an investment opportunity because the assets necessary to take advantage of such opportunity are tied up in less advantageous investments.

Matson Money Fixed Income VI Portfolio | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●

Because under normal circumstances the Portfolio invests at least 80% of its net assets in shares of registered investment companies that emphasize investments in fixed income securities, the NAV of the Portfolio will change with changes in the share prices of the investment companies in which the Portfolio invests.

Matson Money Fixed Income VI Portfolio | Investing In Other Investment Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Investing in other investment companies, including ETFs, may result in duplication of expenses, including advisory fees, in addition to the Portfolio’s own expenses.

Matson Money Fixed Income VI Portfolio | Passive Management Risk
Prospectus [Line Items]
Risk [Text Block]
●

There is a risk that the Portfolio, which is passively managed, may not perform as well as funds with more active methods of investment management, such as selecting securities based on economic, financial, and market analysis.

Matson Money Fixed Income VI Portfolio | Derivative Instruments Risk
Prospectus [Line Items]
Risk [Text Block]
●

The derivative instruments in which the underlying investment companies may invest are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and it is possible to lose more than the principal amount invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Matson Money Fixed Income VI Portfolio | Underlying Investment Strategies Risk
Prospectus [Line Items]
Risk [Text Block]
●	The performance of the Portfolio will depend on how successfully the investment adviser(s) to the underlying investment companies pursue their investment strategies.

Matson Money Fixed Income VI Portfolio | ETFs Risk
Prospectus [Line Items]
Risk [Text Block]
●

ETFs are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Portfolio may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to the Portfolio’s own expenses. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.

Matson Money Fixed Income VI Portfolio | Foreign Issuers Risk
Prospectus [Line Items]
Risk [Text Block]
●

Because the Portfolio owns shares of underlying investment companies that invest in foreign issuers, the Portfolio is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards. In addition, foreign securities in which the underlying investment companies invest may be listed on foreign exchanges that trade on weekends or other days when the underlying investment companies do not calculate their net asset value (“NAV”). As a result, the value of the underlying investment companies’ holdings, and therefore the Portfolio’s holdings, may change on days when shareholders are not able to purchase or redeem the Portfolio’s shares.

Matson Money Fixed Income VI Portfolio | Fixed Income Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●

Fixed income securities in which the Portfolio’s underlying investment companies may invest are subject to certain risks, including: interest rate risk, reinvestment risk, prepayment and extension risk, credit/default risk, and the risks associated with investing in repurchase agreements.

●	Interest rate risk involves the risk that prices of fixed income securities will rise and fall in response to interest rate changes.

●	Reinvestment risk involves the risk that proceeds from matured investments may be re-invested at lower interest rates.

●

Prepayment risk involves the risk that in declining interest rates environments prepayments of principal could increase and require the Portfolio to reinvest proceeds of the prepayments at lower interest rates.

●	Extension risk involves the risk that prepayments of principal will decrease when interest rates rise resulting in a longer effective maturity of a security.

●

Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. Credit risk also involves the risk that the credit rating of a security may be lowered.

●

Repurchase agreement risk involves the risk that the other party to a repurchase agreement will be unable to complete the transaction and the underlying investment company in which the Portfolio invests may suffer a loss as a result.

Matson Money Fixed Income VI Portfolio | U.S. Government Agencies Risk
Prospectus [Line Items]
Risk [Text Block]
●

Not all obligations of U.S. Government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed only by the credit of the issuing agency or instrumentality. Accordingly, there may be some risk of default by the issuer in such cases.

Matson Money Fixed Income VI Portfolio | Money Market And General Economic Conditions Risk
Prospectus [Line Items]
Risk [Text Block]
●

Banks are very sensitive to changes in money market and general economic conditions. Adverse general economic conditions can cause financial difficulties for a bank’s borrowers and the borrowers’ failure to repay their loans can adversely affect the bank’s financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Matson Money Fixed Income VI Portfolio | Inflation Protected Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●

Inflation protected securities, such as TIPS, generally will fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. In addition, interest payments on inflation-protected securities will generally vary up or down along with the rate of inflation. Real interest rates are generally measured as a nominal interest less an inflation rate. As such, investors should be aware that an investment in TIPS over a particular timeframe may decrease in value even in an inflationary environment. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Because of their inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

Matson Money Fixed Income VI Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments.
Motley Fool 100 Index ETF | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fool 100 Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fool 100 Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fool 100 Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks or result in cyber security incidents that implicate personal data. The Fool 100 Fund and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fool 100 Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fool 100 Fund or its service providers may adversely impact and cause financial losses to the Fool 100 Fund or its shareholders. Issuers of securities in which the Fool 100 Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyberfailures.

Motley Fool 100 Index ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]
●

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. The Fool 100 Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Motley Fool 100 Index ETF | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
●

Portfolio Turnover Risk. In seeking to replicate the Fool 100 Index, which is adjusted and rebalanced quarterly, the Fool 100 Fund may incur relatively high portfolio turnover. High portfolio turnover may result in increased transaction costs and may lower Fund performance.

Motley Fool 100 Index ETF | ETF Risk
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. The Fool 100 Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fool 100 Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fool 100 Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Fool 100 Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fool 100 Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

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Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fool 100 Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Motley Fool 100 Index ETF | Securities Lending Risk
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Securities Lending Risk. The Fool 100 Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fool 100 Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Motley Fool 100 Index ETF | Large-Capitalization Investing Risk
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Large-Capitalization Investing Risk. Investments in securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Motley Fool 100 Index ETF | Equity Markets Risk
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Equity Markets Risk. The equity securities held in the Fool 100 Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fool 100 Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Motley Fool 100 Index ETF | Index Rankings and Methodology Risk
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Index Rankings and Methodology Risk. The Fool 100 Index is comprised of the 100 largest U.S. companies that are either active recommendations of TMF’s newsletter or are among the 150 highest rated U.S. companies in TMF’s analyst opinion database, and are weighted based on their market value relative to the total market value of other companies in the Fool 100 Index. Factors used by TMF’s analysts in their qualitative and quantitative analysis of companies included in the Fool 100 Index, and the weight placed on those factors, may not be predictive of a security’s value and, thus, have an adverse effect on the Fool 100 Fund. In addition, changes in TMF’s recommendations or rankings methodologies may have an adverse effect on the Fool 100 Fund. Factors that affect a security’s value can change over time, and these changes may not be reflected in the Fool 100 Index methodology. Moreover, the methodology and the calculation of the Fool 100 Index could be subject to errors. If the composition of the Fool 100 Index reflects such errors, the Fool 100 Fund’s portfolio can be expected to reflect the errors, too.

Motley Fool 100 Index ETF | Passive Investment Risk
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Passive Investment Risk. The Fool 100 Fund is not actively managed and the Adviser does not attempt to take defensive positions in any market conditions, including adverse markets. The Fool 100 Fund and its Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Fool 100 Index or the selling of shares of that security is otherwise required upon a reconstitution of the Fool 100 Index as addressed in the Index methodology.

Motley Fool 100 Index ETF | Sector Concentration Risk
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Sector Concentration Risk. To the extent the Fool 100 Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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Communication Services Sector Risk. Companies in the communications sector may be affected by industry competition, substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and changing consumer tastes and interests.

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Consumer Discretionary Sector Risk. Companies in the consumer discretionary sector can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

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Financial Sector Risk. The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

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Information Technology Sector Risk. In addition to market or economic factors, companies in the information technology sector and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.

Motley Fool 100 Index ETF | Tracking Error Risk
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Tracking Error Risk. As with all index funds, the performance of the Fool 100 Fund and its Index may differ from each other for a variety of reasons. For example, the Fool 100 Fund incurs operating expenses and portfolio transaction costs not incurred by the Fool 100 Index. In addition, the Fool 100 Fund may not be fully invested in the securities of the Fool 100 Index at all times or may hold securities not included in the Fool 100 Index.

Motley Fool 100 Index ETF | Risk Lose Money [Member]
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Risk [Text Block]	As a result, you may lose money on your investment in the Fool 100 Fund, and there can be no assurance that the Fool 100 Fund will achieve its investment objective.
Motley Fool 100 Index ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. The Fool 100 Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fool 100 Fund is non-diversified, its NAV, market price and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the Fool 100 Fund.

Motley Fool Global Opportunities ETF | Currency Risk
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Currency Risk. Currency risk results from changes in the rate of exchange between the currency of the country in which a foreign company is domiciled or keeps its books and the U.S. dollar. Whenever the Global Opportunities Fund holds securities valued in a foreign currency or holds the currency itself in connection with its purchases and sales of foreign securities, changes in the exchange rate add to or subtract from the value of the investment in U.S. dollars. The Global Opportunities Fund generally does not seek to hedge currency risk, and although the Adviser considers currency risks as part of its investment process, its judgments in this regard may not always be correct.

Motley Fool Global Opportunities ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Global Opportunities Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Global Opportunities Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Global Opportunities Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks or result in cyber security incidents that implicate personal data. The Global Opportunities Fund and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Global Opportunities Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Global Opportunities Fund or its service providers may adversely impact and cause financial losses to the Global Opportunities Fund or its shareholders. Issuers of securities in which the Global Opportunities Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyberfailures.

Motley Fool Global Opportunities ETF | Foreign Investments Risk
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Foreign Investments Risk. The Global Opportunities Fund invests in the securities of foreign companies. Investing in securities of foreign companies involves risks generally not associated with investments in the securities of U.S. companies, including the risks associated with fluctuations in foreign currency exchange rates, less stringent investor protections, unreliable and untimely information about issuers, and political and economic instability. Foreign securities in which the Global Opportunities Fund invests may be traded in markets that close before the time that the Global Opportunities Fund calculates its net asset value (“NAV”). Furthermore, certain foreign securities in which the Global Opportunities Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Global Opportunities Fund does not calculate its NAV. As a result, the value of the Global Opportunities Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Global Opportunities Fund’s shares.

Motley Fool Global Opportunities ETF | ETF Risk
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ETF Risk. The Global Opportunities Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“APs”) may engage in creation or redemption transactions directly with the Fund. The Global Opportunities Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Global Opportunities Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Global Opportunities Fund Shares trading at a premium or discount to NAV. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

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Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Global Opportunities Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Motley Fool Global Opportunities ETF | Securities Lending Risk
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Securities Lending Risk. The Global Opportunities Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Global Opportunities Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Motley Fool Global Opportunities ETF | Depositary Receipts Risk
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Depositary Receipts Risk. The Global Opportunities Fund may purchase depositary receipts (American Depositary Receipts (“ADRs”), European Depositary receipts (“EDRs”), Global Depositary receipts (“GDRs”), and Non-Voting Depositary Receipts (“NVDRs”)) to facilitate its investments in foreign securities. By investing in ADRs rather than investing directly in the securities of foreign issuers, the Global Opportunities Fund can avoid currency risks during the settlement period for purchase and sales. However, ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers. Depositary receipts may be issued in a sponsored program, in which an issuer has made arrangements to have its securities traded in the form of depositary receipts, or in an unsponsored program, in which the issuer may not be directly involved. The holders of depositary receipts that are unsponsored generally bear various costs associated with the facilities, while a larger portion of the costs associated with sponsored depositary receipts are typically borne by the foreign issuers.

Motley Fool Global Opportunities ETF | Sector Concentration Risk
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Sector Concentration Risk. To the extent the Global Opportunities Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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Communication Services Sector Risk. Companies in the communications sector may be affected by industry competition, substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and changing consumer tastes and interests.

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Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and global economy, interest rates, competition, and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their respective profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

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Financial Sector Risk. The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

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Industrials Sector Risk. Companies in the industrials sector could be affected by, among other things, government regulation, world events and economic conditions, insurance costs, and labor relations issues.

Motley Fool Global Opportunities ETF | Active Management Risk
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Active Management Risk. The Global Opportunities Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results.

Motley Fool Global Opportunities ETF | Company and Market Risk
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Company and Market Risk. The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services). A variety of factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets may adversely affect securities markets generally, which could adversely affect the value of the Global Opportunities Fund’s investments in common stocks. In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Motley Fool Global Opportunities ETF | Investment Style Risk
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Investment Style Risk. The Global Opportunities Fund pursues a quality growth style of investing. Quality growth investing focuses on companies that appear attractively priced in light of factors such as the quality of management, sustainability of competitive advantage, or growth potential of cash flow. If the Adviser’s assessment of a company’s quality or intrinsic value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Global Opportunities Fund could suffer losses or produce poor performance relative to other funds. In addition, the stocks of quality companies can continue to be undervalued by the market for long periods of time. As a consequence of our investing style we expect the Global Opportunities Fund will underperform the market and its peers over short timeframes.

Motley Fool Global Opportunities ETF | Emerging Market Countries Risk
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Emerging Market Countries Risk. Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. In many less developed markets, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than there is in more developed markets. The securities markets of certain countries in which the Global Opportunities Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those of more developed markets. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. The Global Opportunities Fund seeks to invest no more than 50% of its net assets in emerging market countries.

Motley Fool Global Opportunities ETF | Small and Mid-Capitalization Companies Risk
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Small and Mid-Capitalization Companies Risk. The Global Opportunities Fund invests in securities of companies of all sizes, including those that have relatively small market capitalizations. Investments in securities of these companies involve greater risks than do investments in larger, more established companies. The prices of securities of small-cap companies tend to be more vulnerable to adverse developments specific to the company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Motley Fool Global Opportunities ETF | Risk Lose Money [Member]
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Risk [Text Block]	As a result, you may lose money on your investment in the Global Opportunities Fund, and there can be no assurance that the Global Opportunities Fund will achieve its investment objective.
Motley Fool Mid-Cap Growth ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Mid-Cap Growth Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Mid-Cap Growth Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Mid-Cap Growth Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks or result in cyber security incidents that implicate personal data. The Mid-Cap Growth Fund and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Mid-Cap Growth Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Mid-Cap Growth Fund or its service providers may adversely impact and cause financial losses to the Mid-Cap Growth Fund or its shareholders. Issuers of securities in which the Mid-Cap Growth Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Motley Fool Mid-Cap Growth ETF | ETF Risk
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ETF Risk. The Mid-Cap Growth Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Mid-Cap Growth Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Mid-Cap Growth Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Mid-Cap Growth Fund Shares trading at a premium or discount to NAV. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

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Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Mid-Cap Growth Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Motley Fool Mid-Cap Growth ETF | Securities Lending Risk
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Securities Lending Risk. The Mid-Cap Growth Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Mid-Cap Growth Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Motley Fool Mid-Cap Growth ETF | Mid-Capitalization Companies Risk
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Mid-Capitalization Companies Risk. The Mid-Cap Growth Fund invests in securities of mid-capitalization companies. Investments in securities of these companies may involve greater risks than do investments in larger, more established companies. The prices of securities of mid-cap companies tend to be more vulnerable to adverse developments specific to a company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Motley Fool Mid-Cap Growth ETF | Sector Concentration Risk
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Sector Concentration Risk. To the extent the Mid-Cap Growth Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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Financial Sector Risk. The operations and business of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

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Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by regulatory changes. Other risk factors include rising costs of medical products and services, pricing pressure and limited product lines, loss or impairment of intellectual property rights and litigation regarding product or service liability.

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Industrials Sector Risk. Companies in the industrials sector could be affected by, among other things, government regulation, world events and economic conditions, insurance costs, and labor relations issues.

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Information Technology Sector Risk. In addition to market or economic factors, companies in the information technology sector and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.

Motley Fool Mid-Cap Growth ETF | Active Management Risk
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●	Active Management Risk. The Mid-Cap Growth Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results.

Motley Fool Mid-Cap Growth ETF | Company and Market Risk
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Company and Market Risk. The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services). A variety of factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets may adversely affect securities markets generally, which could adversely affect the value of the Mid-Cap Growth Fund’s investments in common stocks. In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Motley Fool Mid-Cap Growth ETF | Investment Style Risk
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Investment Style Risk. The Mid-Cap Growth Fund pursues a quality growth style of investing. Quality growth investing focuses on companies that appear attractively priced in light of factors such as the quality of management, sustainability of competitive advantage, or growth potential of cash flow. If the Adviser’s assessment of a company’s quality or intrinsic value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Mid-Cap Growth Fund could suffer losses or produce poor performance relative to other funds. In addition, the stocks of quality companies can continue to be undervalued by the market for long periods of time. As a consequence of our investing style we expect the Mid-Cap Growth Fund will underperform the market and its peers over short time frames.

Motley Fool Mid-Cap Growth ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the Mid-Cap Growth Fund, and there can be no assurance that the Mid-Cap Growth Fund will achieve its investment objective.
Motley Fool Small-Cap Growth ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Small-Cap Growth Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Small-Cap Growth Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Small-Cap Growth Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence could exacerbate these risks or result in cyber security incidents that implicate personal data. The Small-Cap Growth Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Small-Cap Growth Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Small-Cap Growth Fund or its service providers may adversely impact and cause financial losses to the Small-Cap Growth Fund or its shareholders. Issuers of securities in which the Small-Cap Growth Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Motley Fool Small-Cap Growth ETF | Management Risk
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●	Management Risk. The Small-Cap Growth Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results.

Motley Fool Small-Cap Growth ETF | Market Risk
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Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Small-Cap Growth Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

Motley Fool Small-Cap Growth ETF | ETF Risk
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●	ETF Risk. The Small-Cap Growth Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Small-Cap Growth Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Small-Cap Growth Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Small-Cap Growth Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Small-Cap Growth Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

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Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Small-Cap Growth Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Motley Fool Small-Cap Growth ETF | Small Cap Companies Risk
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Small Cap Companies Risk. Investments in securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Motley Fool Small-Cap Growth ETF | Securities Lending Risk
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Securities Lending Risk. The Small-Cap Growth Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Small-Cap Growth Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Motley Fool Small-Cap Growth ETF | Equity Markets Risk
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Equity Market Risk. The equity securities held in the Small-Cap Growth Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Small-Cap Growth Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Motley Fool Small-Cap Growth ETF | Sector Concentration Risk
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Sector Concentration Risk. To the extent the Small-Cap Growth Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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Financial Sector Risk. The operations and business of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

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Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by regulatory changes. Other risk factors include rising costs of medical products and services, pricing pressure and limited product lines, loss or impairment of intellectual property rights and litigation regarding product or service liability.

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Industrials Sector Risk. Companies in the industrials sector could be affected by, among other things, government regulation, world events and economic conditions, insurance costs, and labor relations issues.

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Information Technology Sector Risk. In addition to market or economic factors, companies in the information technology sector and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.

Motley Fool Small-Cap Growth ETF | Investment Style Risk
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Investment Style Risk. The Small-Cap Growth Fund pursues a quality growth style of investing. Quality growth style investing focuses on companies that appear attractive in light of factors such as the quality of management, sustainability of competitive advantage, or growth potential of cash flow. If the Adviser’s assessment of a company’s quality or intrinsic value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Small-Cap Growth Fund could suffer losses or produce poor performance relative to other funds. In addition, the stocks of quality companies can continue to be undervalued by the market for long periods of time. As a consequence of its investing style the Small-Cap Growth Fund may underperform the market and its peers over short timeframes.

Motley Fool Small-Cap Growth ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the Small-Cap Growth Fund, and there can be no assurance that the Small-Cap Growth Fund will achieve its investment objective.
Motley Fool Small-Cap Growth ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. The Small-Cap Growth Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Small-Cap Growth Fund is non-diversified, its NAV, market price and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the Small-Cap Growth Fund.

Motley Fool Next Index ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Next Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Next Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Next Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks or result in cyber security incidents that implicate personal data. The Next Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Next Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Next Fund or its service providers may adversely impact and cause financial losses to the Next Fund or its shareholders. Issuers of securities in which the Next Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Motley Fool Next Index ETF | Market Risk
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Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. The Next Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Motley Fool Next Index ETF | Portfolio Turnover Risk
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Portfolio Turnover Risk. In seeking to replicate the Next Index, which is adjusted and rebalanced quarterly, the Next Fund may incur relatively high portfolio turnover. High portfolio turnover may result in increased transaction costs and may lower Fund performance.

Motley Fool Next Index ETF | ETF Risk
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ETF Risk. The Next Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Next Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Next Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Next Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Next Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

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Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Next Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Motley Fool Next Index ETF | Securities Lending Risk
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Securities Lending Risk. The Next Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Next Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Motley Fool Next Index ETF | Mid-Capitalization Companies Risk
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Mid-Capitalization Companies Risk. Investments in securities of mid-capitalization companies may involve greater risks than do investments in larger, more established companies. The prices of securities of mid-cap companies tend to be more vulnerable to adverse developments specific to a company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Motley Fool Next Index ETF | Equity Markets Risk
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Equity Markets Risk. The equity securities held in the Next Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Next Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Motley Fool Next Index ETF | Index Rankings and Methodology Risk
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Index Rankings and Methodology Risk. Factors used by TMF’s analysts in their qualitative and quantitative analysis of companies included in the Next Index, and the weight placed on those factors, may not be predictive of a security’s value and, thus, have an adverse effect on the Next Fund. In addition, changes in TMF’s recommendations or rankings methodologies may have an adverse effect on the Next Fund. Factors that affect a security’s value can change over time, and these changes may not be reflected in the Next Index methodology. Moreover, the methodology and the calculation of the Next Index could be subject to errors. If the composition of the Next Index reflects such errors, the Next Fund’s portfolio can be expected to reflect the errors, too.

Motley Fool Next Index ETF | Passive Investment Risk
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Passive Investment Risk. The Next Fund is not actively managed and the Adviser does not attempt to take defensive positions in any market conditions, including adverse markets. The Next Fund and its Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Next Index or the selling of shares of that security is otherwise required upon a reconstitution of the Next Index as addressed in the Index methodology.

Motley Fool Next Index ETF | Sector Concentration Risk
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Sector Concentration Risk. To the extent the Next Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and global economy, interest rates, competition, and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their respective profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

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Financial Sector Risk. The operations and business of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

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Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by regulatory changes. Other risk factors include rising costs of medical products and services, pricing pressure and limited product lines, loss or impairment of intellectual property rights and litigation regarding product or service liability.

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Industrials Sector Risk. Companies in the industrials sector could be affected by, among other things, government regulation, world events and economic conditions, insurance costs, and labor relations issues.

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Information Technology Sector Risk. In addition to market or economic factors, companies in the information technology sector and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.

Motley Fool Next Index ETF | Tracking Error Risk
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Tracking Error Risk. As with all index funds, the performance of the Next Fund and its Index may differ from each other for a variety of reasons. For example, the Next Fund incurs operating expenses and portfolio transaction costs not incurred by the Next Index. In addition, the Next Fund may not be fully invested in the securities of the Next Index at all times or may hold securities not included in the Next Index.

Motley Fool Next Index ETF | Small-Capitalization Companies Risk
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Small-Capitalization Companies Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Motley Fool Next Index ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the Next Fund, and there can be no assurance that the Next Fund will achieve its investment objective.
Motley Fool Next Index ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. The Next Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Next Fund is non-diversified, its NAV, market price and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the Next Fund.

Motley Fool Capital Efficiency 100 Index ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Capital Efficiency Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Capital Efficiency Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Capital Efficiency Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks or result in cyber security incidents that implicate personal data. The Capital Efficiency Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Capital Efficiency Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Capital Efficiency Fund or its service providers may adversely impact and cause financial losses to the Capital Efficiency Fund or its shareholders. Issuers of securities in which the Capital Efficiency Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Motley Fool Capital Efficiency 100 Index ETF | Market Risk
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Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. The Capital Efficiency Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Motley Fool Capital Efficiency 100 Index ETF | Portfolio Turnover Risk
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Portfolio Turnover Risk.In seeking to replicate the Capital Efficiency Index, which is adjusted and rebalanced quarterly, the Capital Efficiency Fund may incur relatively high portfolio turnover. High portfolio turnover may result in increased transaction costs and may lower Fund performance.

Motley Fool Capital Efficiency 100 Index ETF | ETF Risk
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ETF Risk. The Capital Efficiency Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Capital Efficiency Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Capital Efficiency Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Capital Efficiency Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Capital Efficiency Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

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Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Capital Efficiency Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Motley Fool Capital Efficiency 100 Index ETF | Securities Lending Risk
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Securities Lending Risk. The Capital Efficiency Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Capital Efficiency Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Motley Fool Capital Efficiency 100 Index ETF | Large-Capitalization Investing Risk
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Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Motley Fool Capital Efficiency 100 Index ETF | Mid-Capitalization Companies Risk
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Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may involve greater risks than do investments in larger, more established companies. The prices of securities of mid-cap companies tend to be more vulnerable to adverse developments specific to a company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Motley Fool Capital Efficiency 100 Index ETF | Equity Markets Risk
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Equity Markets Risk. The equity securities held in the Capital Efficiency Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Capital Efficiency Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Motley Fool Capital Efficiency 100 Index ETF | Index Rankings and Methodology Risk
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Index Rankings and Methodology Risk. Factors used by TMF’s analysts in their qualitative and quantitative analysis of companies included in the Capital Efficiency Index, and the weight placed on those factors, may not be predictive of a security’s value and, thus, have an adverse effect on the Capital Efficiency Fund. In addition, changes in TMF’s recommendations or rankings methodologies may have an adverse effect on the Capital Efficiency Fund. Factors that affect a security’s value can change over time, and these changes may not be reflected in the Capital Efficiency Index methodology. Moreover, the methodology and the calculation of the Capital Efficiency Index could be subject to errors. If the composition of the Capital Efficiency Index reflects such errors, the Capital Efficiency Fund’s portfolio can be expected to reflect the errors, too.

Motley Fool Capital Efficiency 100 Index ETF | Passive Investment Risk
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Passive Investment Risk. The Capital Efficiency Fund is not actively managed and the Adviser does not attempt to take defensive positions in any market conditions, including adverse markets. The Capital Efficiency Fund and its Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Capital Efficiency Index or the selling of shares of that security is otherwise required upon a reconstitution of the Capital Efficiency Index as addressed in the Index methodology.

Motley Fool Capital Efficiency 100 Index ETF | Sector Concentration Risk
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Sector Concentration Risk. To the extent the Capital Efficiency Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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Communication Services Sector Risk. Companies in the communications sector may be affected by industry competition, substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and changing consumer tastes and interests.

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Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and global economy, interest rates, competition, and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their respective profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

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Financial Sector Risk. The operations and business of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

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Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by regulatory changes. Other risk factors include rising costs of medical products and services, pricing pressure and limited product lines, loss or impairment of intellectual property rights and litigation regarding product or service liability.

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Information Technology Sector Risk. In addition to market or economic factors, companies in the information technology sector and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.

Motley Fool Capital Efficiency 100 Index ETF | Tracking Error Risk
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Tracking Error Risk. As with all index funds, the performance of the Capital Efficiency Fund and its Index may differ from each other for a variety of reasons. For example, the Capital Efficiency Fund incurs operating expenses and portfolio transaction costs not incurred by the Capital Efficiency Index. In addition, the Capital Efficiency Fund may not be fully invested in the securities of the Capital Efficiency Index at all times or may hold securities not included in the Capital Efficiency Index.

Motley Fool Capital Efficiency 100 Index ETF | Small-Capitalization Companies Risk
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Small-Capitalization Companies Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Motley Fool Capital Efficiency 100 Index ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the Capital Efficiency Fund, and there can be no assurance that the Capital Efficiency Fund will achieve its investment objective.
Motley Fool Capital Efficiency 100 Index ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. The Capital Efficiency Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Capital Efficiency Fund is non-diversified, its NAV, market price and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the Capital Efficiency Fund.

Oakhurst Fixed Income Fund | Cyber Security Risk
Prospectus [Line Items]
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging Shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Oakhurst Fixed Income Fund | Interest Rate Risk
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Interest Rate Risk. Interest rate changes can be sudden and unpredictable and a wide variety of factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, supply and demand and general economic conditions. The value of the Fund’s Shares generally is expected to increase during periods of falling interest rates and to decrease during periods of rising interest rates. The magnitude of these fluctuations will generally be greater if the Fund holds securities with longer maturities or lower quality ratings. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates fall. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Adviser. The Fund is also subject to the risk that the income generated by its investments may not keep pace with inflation. Interest rates in the United States and many other countries have risen in recent periods and may continue to remain elevated for the foreseeable future. Because longer-term inflationary pressure may result from the U.S. government’s fiscal policies, the Fund may experience higher interest rates over its investment horizon. Additionally, as a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively.

Oakhurst Fixed Income Fund | Concentration Risk - Mortgage-Backed Securities
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Concentration Risk - Mortgage-Backed Securities. To the extent the Fund’s investments are concentrated in the securities of a particular market segment or asset class, the Fund’s investments may be more susceptible to an increased risk of loss due to adverse events, than the market as a whole. As of August 31, 2025, the Fund had 13.9% of the value of its net assets invested in collateralized mortgage-backed securities. Mortgage-backed securities are less effective than other types of securities as a means of “locking in” attractive long-term interest rates because of the need to reinvest prepayments of principal and the possibility of significant unscheduled prepayments resulting from declines in interest rates. Mortgage-backed securities are subject to greater prepayment risk during periods when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a mortgage-backed security and cause the Fund to reinvest its assets at a lower prevailing interest rate. Mortgage-backed securities are subject to extension risk which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. Non-agency mortgage-backed securities have no direct or indirect government or agency guarantees of payment and may have a limited market especially when there is perceived weakness in the mortgage and real estate market sectors. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Fund’s investments in collateralized mortgage obligations are subject to the risk that payments may not be made on time, prepayment and extension risk and market risk when interest rates rise. Collateralized mortgage securities may be less liquid and may exhibit greater price volatility than other types of mortgage securities. The value of mortgage-backed securities may be negatively affected by higher interest rates and deteriorating economic conditions and could potentially result in a higher rate of defaults and foreclosures. As a result of the Fund’s policy to concentrate in mortgage-backed securities, the Fund will be subject to the risks associated with these securities to a greater degree than a fund that does not concentrate in mortgage-backed securities.

Oakhurst Fixed Income Fund | Corporate Bonds
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Corporate Bonds. As of August 31, 2025, the Fund had 26.7% of the value of its net assets invested in corporate bonds. Corporate bonds are typically issued by public or private companies to finance their operations and are distinct from debt securities issued by a government or its agencies. Corporate bonds may be either secured or unsecured. Corporate bonds may have more speculative characteristics in their ability to repay principal and interest than other types of fixed income securities, such as government securities. Corporate bonds contain elements of both interest-rate risk and credit risk and are subject to the risks associated with other debt securities, among other risks. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and may also be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

Oakhurst Fixed Income Fund | Investment and Market Risk
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Investment and Market Risk. The Fund is subject to market risk, which is the risk that the Fund’s share price will fluctuate as market prices fluctuate. At times there may be an imbalance of supply and demand in the fixed income markets which could result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency. Decisions by the Federal Reserve on interest rate policy and the potential market reaction to these initiatives can have a significant effect on the value of fixed-income securities. The Fund is also subject to management risk, which is the risk that the Adviser’s analysis of economic conditions and expectations regarding interest rate changes may fail to produce the intended results. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may not be appropriate for use as a complete investment program. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Oakhurst Fixed Income Fund | Other Fixed Income Securities Risks
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Other Fixed Income Securities Risks:

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Credit Risk. Credit risk is the risk that the issuer of a security will not be able to make payments of interest and principal when due. Deterioration in the financial condition of an issuer or deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal and interest. The value of any underlying collateral, the creditworthiness of the borrower and the priority of the lien are each of great importance. The Adviser cannot guarantee the adequacy of the protection of the Fund’s interests, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, the Adviser cannot assure that claims may not be asserted that might interfere with enforcement of the rights of the holder(s) of the relevant debt. Additionally, changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investments in that issuer. A credit agency’s rating represents the organization’s opinion as to the credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings from a credit agency present an inherent conflict of interest, because the agency is paid by the entities whose securities they rate. Rating agencies may fail to move quickly enough to change ratings in response to changing circumstances, and a rating may not reflect the fine shadings of risks within a given quality grade.

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LIBOR Risk. Most London Interbank Offered Rates (“LIBORs”) were generally phased out by the end of 2021, and some regulated entities have ceased to enter into new LIBOR-based contracts beginning January 1, 2022. As of September 30, 2024, the UK FCA has confirmed that all publications of LIBOR, including all synthetic publications of the 1-, 3-, and 6-month U.S. dollar LIBOR settings, have ceased. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Although the transition away from LIBOR has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, a fund or the financial instruments in which a fund invests can be difficult to ascertain. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. Instruments in which the Fund invests historically paid interest at floating rates based on LIBOR or were subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests also historically obtained financing at floating rates based on LIBOR. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing.

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Liquidity Risk. Liquidity risk is the risk that a limited market for a security may make it difficult for that security to be sold at an advantageous time or price, which could prevent the Fund from selling the security at the approximate price that it is valued or the time it desires to sell. Liquidity risk may be magnified during times of instability in the credit markets, rising interest rates, high selling activity, or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the fixed income market’s growth, causing dealer inventories to be at or near historical lows relative to market size. The reduction in dealer inventories could lead to decreased liquidity, increased volatility and wider spreads, which may become exacerbated during periods of economic or political stress. Lower rated securities may be subject to greater levels of liquidity risk. If a fixed income security is downgraded or declines in price, the market demand may be limited, making that security difficult to sell. Additionally, the market for certain fixed-income securities may become illiquid under adverse market or economic conditions, independent of any specific adverse changes in the conditions of a particular issuer.

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Maturity Risk. Longer-term securities generally have greater price fluctuations and are more sensitive to interest rate changes than shorter-term securities. Therefore, the Fund may experience greater price fluctuations when it holds securities with longer maturities.

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Prepayment and Extension Risk. The Fund’s performance could be affected if borrowers pay back principal on certain debt securities before or after the market anticipates such payments, shortening or lengthening their duration. Due to a decline in interest rates or an excess in cash flow, a debt security might be called or otherwise converted, prepaid or redeemed before maturity. As a result, the Fund may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Floating rate securities can be less sensitive to prepayment risk. Higher interest rates generally result in slower payoffs, which effectively increase duration, heighten interest rate risk, and increase the potential for price declines.

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Privately Placed and Rule 144A Securities. As of August 31, 2024, the Fund had 14.0% of the value of its net assets invested in Rule 144A securities. Investments in Rule 144A securities and other privately placed securities may be less liquid and subject to greater volatility than publicly traded securities. An insufficient number of qualified institutional buyers purchasing Rule 144A securities could adversely affect the marketability of such securities and the Fund may be unable to dispose of such securities promptly or at a reasonable price. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable to publicly traded securities. Additionally, privately held companies typically have limited operating histories, narrower, less established product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions, market conditions and consumer sentiment in respect of their products or services, as well as general economic downturns. Such companies may experience operating losses, which may be substantial, and there can be no assurance when or if such companies will operate at a profit. At the time of a fund’s investment, there is generally little publicly available information about these companies since they are primarily privately owned and there can be no assurance that the information that a fund does obtain with respect to any such investment is reliable.

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SOFR Risk. The Secured Overnight Financing Rate Data (“SOFR”) is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day,

SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point. Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, including following the discontinuation of LIBOR and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Oakhurst Fixed Income Fund | Risks Associated With Particular Types of Fixed-Income Securities
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Risks Associated With Particular Types of Fixed-Income Securities:

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Convertible Securities. Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and are convertible into common stocks or carry the right to purchase common stock. In general, a convertible security performs more like a stock when the price of the underlying stock is high (because it is assumed that it will be converted into the stock) and more like a bond when the price of the underlying stock is low (because it is assumed that it will mature without being converted). Therefore a convertible security is subject to risks associated with both fixed-income and equity securities. The return and value of an equity security will fluctuate in response to stock market movements. Factors such as earnings, interest rates, political events, war, acts of terrorism, government defaults or shutdowns, public health issues, recessions or other events could have a significant effect on the stock market and the value of convertible securities.

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High Yield Securities. High-yield securities or junk bonds are often considered to be speculative and involve greater risk of default or price changes than investment grade fixed-income securities due to changes in the issuer’s or the market’s perception of an issuer’s creditworthiness. Therefore, the Fund’s investments in high-yield securities expose it to a substantial degree of credit risk. The issuers of these securities may not be as financially strong as the issuers of higher rated securities. Prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. When a security’s rating is reduced below investment grade, it may be more difficult for the Fund to receive income from its investment.

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Other Asset-Backed Securities. Asset-backed securities may be affected by factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit or other credit enhancements or the market’s assessment of the quality of the underlying security.

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U.S. Government Securities. Some U.S. Government securities, such as U.S. Government agency notes and bonds, are neither insured nor guaranteed by the U.S. Government, meaning they are only supported by the right of the issuer to borrow from the U.S. Government or by the credit of the agency issuing the obligation. If the Fund invests in a U.S. Government security that is not backed by the U.S. Government, there is no assurance that the U.S. Government would provide support, and the Fund’s performance could be adversely impacted if there is a deterioration in the financial condition of the issuer. Further, from time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could impact the creditworthiness of the U.S. and could impact the liquidity of the U.S. Government Securities markets and ultimately the Fund.

Oakhurst Fixed Income Fund | Sector Concentration
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Sector Concentration. At times when the Fund emphasizes a particular sector of the fixed income market, the value of the Fund’s net assets will be more susceptible to the financial, market or economic events affecting that sector than would be the case for mutual funds that do not emphasize investment in a particular sector. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund’s share price.

Oakhurst Fixed Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Optima Strategic Credit Fund | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

Optima Strategic Credit Fund | Credit Risk [Member]
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Credit Risk. Credit risk is the risk that an issuer or other obligated party of a debt security may be unable or unwilling to make interest and principal payments when due. Deterioration in the financial condition of an issuer or deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal and interest. The value of any underlying collateral, the creditworthiness of the borrower and the priority of the lien are each of great importance. The Adviser cannot guarantee the adequacy of the protection of the Fund’s interests, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, the Adviser cannot assure that claims may not be asserted that might interfere with enforcement of the rights of the holder(s) of the relevant debt. Additionally, changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. The Fund could also be delayed or hindered in its enforcement of rights against an issuer, guarantor, or counterparty.

Optima Strategic Credit Fund | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, Adviser, Sub-Adviser, custodian, transfer agent, distributor and/or other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and its Adviser and Sub-Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Optima Strategic Credit Fund | Derivatives Risk
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Derivatives Risk. The Fund’s investments in derivative instruments including options, swaps and futures, which may be leveraged, may result in losses. Investments in derivative instruments may result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Rule 18f-4 under the 1940 Act provides for the regulation of a registered investment company’s use of derivatives and certain related investments. Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, treats derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation, and requires the Fund to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is required to comply with Rule 18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

Optima Strategic Credit Fund | Emerging Markets Risk
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Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in foreign securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers. In addition, the information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

Optima Strategic Credit Fund | Fixed Income Securities Risk
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Fixed Income Securities Risk. Fixed income securities in which the Fund or an Underlying Fund may invest are subject to certain risks, including: interest rate risk, prepayment risk and credit/default risk. Interest rate risk involves the risk that prices of fixed income securities will rise and fall in response to interest rate changes. Prepayment risk involves the risk that in declining interest rate environments prepayments of principal could increase and require the Fund or an Underlying Fund to reinvest proceeds of the prepayments at lower interest rates. Credit risk involves the risk that the credit rating of a security may be lowered.

Optima Strategic Credit Fund | Interest Rate Risk
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Interest Rate Risk. Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Sub-Adviser. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments and may also affect the liquidity of fixed income securities and instruments held by the Fund. Declines in interest rate levels could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield, and a decline in the Fund’s share price. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. Interest rates in the United States and many other countries have risen in recent periods and may continue to remain elevated for the foreseeable future. Because longer-term inflationary pressure may result from the U.S. Government’s fiscal policies, the Fund may experience higher interest rates over its investment horizon. Additionally, as a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively.

Optima Strategic Credit Fund | Leveraging Risk
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Leveraging Risk. Investments in derivative instruments may give rise to a form of leverage. The Sub-Adviser may engage in speculative transactions which involve substantial risk and leverage. The use of leverage by the Sub-Adviser may increase the volatility of the Fund. These leveraged instruments may result in losses to the Fund or may adversely affect the Fund’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Optima Strategic Credit Fund | Market Risk
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Market Risk. The value of the Fund’s holdings and investment return will fluctuate based upon changes in the value of its investments. The market value of the Fund’s holdings is based upon the market’s perception of value and is not necessarily an objective measure of an investment’s value. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which has resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, rising unemployment claims, changed travel and social behaviors and reduced consumer spending. Uncertainties regarding interest rates, political events, rising government debt in the U.S. and trade tensions have also contributed to market volatility.

Optima Strategic Credit Fund | Government Intervention and Regulatory Changes Risk
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Government Intervention and Regulatory Changes Risk. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantly revised and expanded the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. There can be no assurance that future regulatory actions including, but not limited to, those authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

Optima Strategic Credit Fund | Portfolio Turnover Risk
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Portfolio Turnover Risk. The Fund will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with the Fund’s investment objective and policies. Therefore, it is possible that the Fund may experience high rates of portfolio turnover. High portfolio turnover will cause the Fund to incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. A portfolio turnover rate of 100% is considered to be high.

Optima Strategic Credit Fund | Sector Concentration Risk
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Risk [Text Block]

Sector Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, an adverse economic, business or political development affecting that region or sector may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if its investments were not so concentrated in such geographic region or economic sector.

Optima Strategic Credit Fund | Active Management Risk
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Active Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Fund’s ability to achieve its investment objective depends on the investment skill and ability of the Sub-Adviser and on the Sub-Adviser’s ability to correctly identify economic trends.

Optima Strategic Credit Fund | Cash Positions Risk
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Risk [Text Block]

Cash Positions Risk. The Fund may hold a significant position in cash and/or cash equivalent securities. When the Fund’s investment in cash or cash equivalent securities increases, the Fund may not participate in market advances or declines to the same extent that it would if the Fund were more fully invested in other securities.

Optima Strategic Credit Fund | Credit Default Swap Index Product Risk
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Risk [Text Block]

Credit Default Swap Index Product Risk. A credit default swap index product is subject to the risks of the underlying credit default swap obligations, which include risks such as concentration risk and counterparty risk. Concentration risk refers to the certain large institutional buyers that may take large positions in credit default swaps. The failure of such a buyer could materially and adversely affect the credit default swap market as a whole. Counterparty risk refers to the risk that the counterparty to the swap will default on its obligation to pay.

Optima Strategic Credit Fund | Credit Default Swap Risk
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Risk [Text Block]

Credit Default Swap Risk. CDS are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make specific payments to the buyer if a negative credit event occurs, such as the bankruptcy of or default by the issuer of the underlying debt instrument. The use of CDS involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty or concentration risks.

Optima Strategic Credit Fund | Futures Risk
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Futures Risk. The value of a futures contract tends to increase and decrease in correlation with the value of the underlying instrument. Risks of futures contracts may arise from an imperfect correlation between movements in the price of the futures and the price of the underlying instrument. The Fund’s use of futures contracts exposes the Fund to leverage risk because of the small margin requirements relative to the value of the futures contract. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures could exceed the Fund’s initial investment in such contracts.

Optima Strategic Credit Fund | High Yield Securities Risk
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Risk [Text Block]

High Yield Securities Risk. High yield securities, which are rated below investment grade and commonly referred to as “junk” bonds, are high risk, speculative investments that may cause income and principal losses for the Fund. They generally have greater credit risk, are less liquid and have more volatile prices than investment grade securities. Therefore, the Fund’s investments in high-yield securities expose it to a substantial degree of credit risk.

Optima Strategic Credit Fund | Underlying Funds Risk
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Underlying Funds Risk. The Fund may invest in shares of registered, closed-end or open-end investment companies and ETFs. Investments in ETFs are subject to the risks of the securities in which those investment companies invest. Your cost of investing in the Fund, as a fund that invests in Underlying Funds, may be higher than the cost of investing in a fund that only invests directly in individual securities. Fund shareholders will indirectly pay a portion of the operating costs of the Underlying Funds in addition to the expenses of the Fund’s own operation. These costs include management, brokerage, shareholder servicing and other operational expenses. Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are designed to be traded throughout the trading day, bought and sold based on market prices rather than NAV. An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its NAV; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. The SEC has adopted revisions to the rules permitting funds to invest in other investment companies. These regulatory changes may adversely impact the Fund’s investment strategies and operations.

Optima Strategic Credit Fund | Preferred Securities Risk
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Risk [Text Block]

Preferred Securities Risk. Preferred securities are contractual obligations that entail rights to distributions declared by the issuer, but the issuer may be permitted to defer or suspend distributions for a certain period of time. Preferred securities may pay fixed or adjustable rates of return. Preferred securities generally are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. Furthermore, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. In addition, preferred securities are subject to other risks, such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having floating interest rates or dividends, which may result in a decline in value in a falling interest rate environment, having limited liquidity, changing or unfavorable tax treatments and possibly being issued by companies in heavily regulated industries.

Optima Strategic Credit Fund | Quantitative Trading Strategy Risk
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Risk [Text Block]

Quantitative Trading Strategy Risk. The Sub-Adviser uses quantitative methods to select Fund investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Sub-Adviser to use such analyses or models effectively, which in turn could adversely affect the Fund’s performance. There can be no assurance that these methodologies will help the Fund to achieve its investment objective.

Optima Strategic Credit Fund | U.S. Government Securities Risk
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Risk [Text Block]

U.S. Government Securities Risk. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Although U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by U.S. Government agencies and U.S. Government-sponsored instrumentalities or enterprises are supported by varying degrees of credit and may or may not be backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so. Further, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt ceiling could impact the creditworthiness of the U.S. and could impact the liquidity of the U.S. Government Securities markets and ultimately the Fund.

Optima Strategic Credit Fund | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The debt securities in which the Fund and Underlying Funds invest typically are valued by a pricing service utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows and transactions for comparable instruments. There is no assurance that the Fund or Underlying Funds will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the Fund. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, often at lower prices than institutional round lot trades. Different pricing services may incorporate different assumptions and inputs into their valuation methodologies, potentially resulting in different values for the same securities. As a result, if the Fund or an Underlying Fund were to change pricing services, or if the Fund or an Underlying Fund’s pricing service were to change its valuation methodology, there could be a material impact, either positive or negative, on the Fund’s NAV.

Optima Strategic Credit Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Optima Strategic Credit Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. This may make the value of the Shares more susceptible to certain risks than shares of a diversified investment company. As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

SGI U.S. Large Cap Equity Fund | Cyber Security Risk
Prospectus [Line Items]
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

SGI U.S. Large Cap Equity Fund | High Portfolio Turnover Risk
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High Portfolio Turnover Risk. The risk that when investing on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions and cause higher levels of current tax liability to shareholders of the Fund. A portfolio turnover rate of 100% is considered to be high. The Adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

SGI U.S. Large Cap Equity Fund | Management Risk
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Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

SGI U.S. Large Cap Equity Fund | Market Risk
Prospectus [Line Items]
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Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Although the Fund will invest in stocks the Adviser believes will produce less volatility, there is no guarantee that the stocks will perform as expected.

SGI U.S. Large Cap Equity Fund | Convertible Securities Risk
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Risk [Text Block]
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Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

SGI U.S. Large Cap Equity Fund | Large-Cap Companies Risk
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Large-Cap Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium- capitalization stocks.

SGI U.S. Large Cap Equity Fund | Mid-Cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]
■	Mid-Cap Companies Risk. The stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

SGI U.S. Large Cap Equity Fund | Securities Lending Risk
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Risk [Text Block]
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Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

SGI U.S. Large Cap Equity Fund | Affiliated Fund Risk
Prospectus [Line Items]
Risk [Text Block]
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

SGI U.S. Large Cap Equity Fund | Common Stock Risk
Prospectus [Line Items]
Risk [Text Block]
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Common Stock Risk. Investments in common stocks are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

SGI U.S. Large Cap Equity Fund | Investment Companies and ETFs Risk
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Investment Companies and ETFs Risk. The Fund’s investment performance may be affected by the investment performance of the underlying funds in which the Fund may invest. Investing in other investment companies, including affiliated and unaffiliated ETFs, may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments the investment company or ETF holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their net asset value (“NAV”).

SGI U.S. Large Cap Equity Fund | Low Volatility Risk
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Risk [Text Block]
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Low Volatility Risk. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. Investing in low volatility stocks may limit the Fund’s gains in rising markets.

SGI U.S. Large Cap Equity Fund | Opportunity Risk
Prospectus [Line Items]
Risk [Text Block]
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Opportunity Risk. As with all mutual funds, the Fund is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

SGI U.S. Large Cap Equity Fund | Warrants Risk
Prospectus [Line Items]
Risk [Text Block]
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Warrants Risk. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not executed prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

SGI U.S. Large Cap Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
SGI Global Equity Fund | Currency Risk
Prospectus [Line Items]
Risk [Text Block]
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Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

SGI Global Equity Fund | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

SGI Global Equity Fund | High Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
■

High Portfolio Turnover Risk. The risk that when investing on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions and cause higher levels of current tax liability to shareholders of the Fund. A portfolio turnover rate of 100% is considered to be high. For the last fiscal year, the annual portfolio turnover rate of the Fund was lower than 100%, but the Fund’s portfolio turnover rate is expected to vary from year to year. The Adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

SGI Global Equity Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]
■

Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

SGI Global Equity Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
■

Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Although the Fund will invest in stocks the Adviser believes will produce less volatility, there is no guarantee that the stocks will perform as expected.

SGI Global Equity Fund | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]
■

Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

SGI Global Equity Fund | Foreign Custody Risk
Prospectus [Line Items]
Risk [Text Block]
■

Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

SGI Global Equity Fund | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]
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Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections and differences in taxation, auditing and other financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its net asset value (“NAV”). Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

SGI Global Equity Fund | Large-Cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]
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Large-Cap Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium- capitalization stocks.

SGI Global Equity Fund | Mid-Cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]
■	Mid-Cap Companies Risk. The stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

SGI Global Equity Fund | Securities Lending Risk
Prospectus [Line Items]
Risk [Text Block]
■

Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund

SGI Global Equity Fund | Affiliated Fund Risk
Prospectus [Line Items]
Risk [Text Block]
■

Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

SGI Global Equity Fund | Common Stock Risk
Prospectus [Line Items]
Risk [Text Block]
■

Common Stock Risk. Investments in common stocks are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

SGI Global Equity Fund | Investment Companies and ETFs Risk
Prospectus [Line Items]
Risk [Text Block]
■

Investment Companies and ETFs Risk. The Fund’s investment performance may be affected by the investment performance of the Underlying Funds in which the Fund may invest. Investing in other investment companies, including affiliated and unaffiliated ETFs, may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments the investment company or ETF holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares. Certain ETFs maybe thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.

SGI Global Equity Fund | Low Volatility Risk
Prospectus [Line Items]
Risk [Text Block]
■

Low Volatility Risk. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. Investing in low volatility stocks may limit the Fund’s gains in rising markets.

SGI Global Equity Fund | Opportunity Risk
Prospectus [Line Items]
Risk [Text Block]
■

Opportunity Risk. As with all mutual funds, the Fund is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

SGI Global Equity Fund | Warrants Risk
Prospectus [Line Items]
Risk [Text Block]
■

Warrants Risk. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not executed prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

SGI Global Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
SGI Small Cap Core Fund | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
■

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

SGI Small Cap Core Fund | High Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
■

High Portfolio Turnover Risk. The Fund may frequently trade its portfolio holdings. High portfolio turnover will cause the Fund to incur higher brokerage commissions and other transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in higher taxable capital gains. A portfolio turnover rate of 100% is considered to be high.

SGI Small Cap Core Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
■

Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Although the Fund will invest in stocks the Adviser believes will produce less volatility, there is no guarantee that the stocks will perform as expected.

SGI Small Cap Core Fund | Growth Stock Risk
Prospectus [Line Items]
Risk [Text Block]
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Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downtown and when growth stocks are out of favor.

SGI Small Cap Core Fund | Value Stock Risk
Prospectus [Line Items]
Risk [Text Block]
■

Value Stock Risk. Although the Fund will invest in stocks that the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market turndown and when value stocks are out of favor.

SGI Small Cap Core Fund | Securities Lending Risk
Prospectus [Line Items]
Risk [Text Block]
■

Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

SGI Small Cap Core Fund | Affiliated Fund Risk
Prospectus [Line Items]
Risk [Text Block]
■

Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

SGI Small Cap Core Fund | Equity Stock Risk
Prospectus [Line Items]
Risk [Text Block]
■

Equity Stock Risk. Common stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. Therefore, you could lose money by investing in the Fund.

SGI Small Cap Core Fund | Investment Companies and Exchange-Traded Funds (“ETFs”) Risk
Prospectus [Line Items]
Risk [Text Block]
■

Investment Companies and Exchange-Traded Funds (“ETFs”) Risk. The Fund’s investment performance may be affected by the investment performance of the Underlying Funds in which the Fund may invest. Investing in other investment companies, including affiliated and unaffiliated ETFs, may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments the investment company an ETF holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their net asset value (“NAV”).

SGI Small Cap Core Fund | Small Cap Risk
Prospectus [Line Items]
Risk [Text Block]
■

Small Cap Risk. The Fund will invest in Small Cap Stocks that may be more volatile than investments in issuers with larger market capitalizations. Issuers of Small Cap Stocks are not as diversified in their business activities as issuers with larger market capitalizations and are more susceptible to changes in the business cycle. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Additionally, the trading volume of small company securities may make them more difficult to sell than those of larger companies. Moreover, the lack of an efficient market for the securities may make them difficult to value.

SGI Small Cap Core Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
SGI U.S. Large Cap Equity VI Portfolio | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Portfolio assets, Portfolio or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Portfolio investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Portfolio and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Portfolio or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact and cause financial losses to the Portfolio or its shareholders. Issuers of securities in which the Portfolio invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

SGI U.S. Large Cap Equity VI Portfolio | High Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
●	High Portfolio Turnover Risk. The risk that when investing on a shorter-term basis, the Portfolio may as a result trade more frequently and incur higher levels of brokerage fees and commissions. A portfolio turnover rate of 100% is considered to be high. The Portfolio's portfolio turnover rate is expected to vary from year to year. The Adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Portfolio.

SGI U.S. Large Cap Equity VI Portfolio | Management Risk
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The Portfolio is subject to the risk of poor investment selection. In other words, the individual investments of the Portfolio may not perform as well as expected, and/or the Portfolio's portfolio management practices may not work to achieve their desired result.

SGI U.S. Large Cap Equity VI Portfolio | Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. The NAV of the Portfolio will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Portfolio may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Although the Portfolio will invest in stocks the Adviser believes will produce less volatility, there is no guarantee that the stocks will perform as expected.The prices of securities held by the Portfolio may decline in response to conditions affecting the general economy, overall market changes, local, regional or global political, social or economic instability, and currency, interest rate and commodity price fluctuations.

SGI U.S. Large Cap Equity VI Portfolio | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

SGI U.S. Large Cap Equity VI Portfolio | Large-Cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Large-Cap Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Portfolio to underperform investments that focus solely on small- or medium- capitalization stocks.

SGI U.S. Large Cap Equity VI Portfolio | Common Stock Risk
Prospectus [Line Items]
Risk [Text Block]
●	Common Stock Risk. Investments in common stocks are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Portfolio may be more suitable for long-term investors who can bear the risk of these fluctuations. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

SGI U.S. Large Cap Equity VI Portfolio | Investment Companies and ETFs Risk
Prospectus [Line Items]
Risk [Text Block]
●	Investment Companies and ETFs Risk. The Portfolio's investment performance may be affected by the investment performance of the underlying funds in which the Portfolio may invest. Investing in other investment companies, including ETFs, may result in duplication of expenses, including advisory fees, in addition to the Portfolio’s own expenses. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments the investment company or ETF holds. The Portfolio may incur brokerage fees in connection with its purchase of ETF shares. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF's shares could result in such shares trading at a significant premium or discount to their net asset value (“NAV”).

SGI U.S. Large Cap Equity VI Portfolio | Low Volatility Risk
Prospectus [Line Items]
Risk [Text Block]
●	Low Volatility Risk. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks' price levels. Investing in low volatility stocks may limit the Portfolio's gains in rising markets.

SGI U.S. Large Cap Equity VI Portfolio | Opportunity Risk
Prospectus [Line Items]
Risk [Text Block]
●	Opportunity Risk. As with all mutual funds, the Portfolio is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

SGI U.S. Large Cap Equity VI Portfolio | Warrants Risk
Prospectus [Line Items]
Risk [Text Block]
●	Warrants Risk. The purchase of warrants involves the risk that the Portfolio could lose the purchase value of a warrant if the right to subscribe to additional shares is not executed prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

SGI U.S. Large Cap Equity VI Portfolio | No Operating History Risk
Prospectus [Line Items]
Risk [Text Block]
●	No Operating History Risk. The Portfolio will have a limited or no performance history that investors can use to evaluate the Portfolio's investment performance. If the Portfolio commences operations under inopportune market or economic conditions, it may not be able to achieve its investment objective.

SGI U.S. Large Cap Equity VI Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in the Portfolio.
SGI Peak Fund | Currency Risk
Prospectus [Line Items]
Risk [Text Block]
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Currency Risk. Underlying Funds that invest in foreign securities are subject to currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and that may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

SGI Peak Fund | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Underlying Funds, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, the Underlying Funds, and the Underlying Funds’ third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund, the Underlying Funds, or their respective investment advisers. Successful cyber-attacks or other cyber-failures or events affecting the Fund, the Underlying Funds, or third-party service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund or the Underlying Funds invest are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

SGI Peak Fund | Emerging Markets Risk
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Emerging Markets Risk: Investment in emerging market securities involves greater risk than that associated with investment in foreign securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

SGI Peak Fund | Fixed Income Securities Risk
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Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. An Underlying Fund could also be delayed or hindered in its enforcement of rights against an issuer, guarantor, or counterparty.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

Interest Rate Risk. The value of the Fund or an Underlying Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of an Underlying Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities. Changing interest rates may have unpredictable effects on the markets and an Underlying Fund’s investments and may also affect the liquidity of fixed income securities and instruments held by an Underlying Fund.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in securities that are subject to fluctuations in yield, due to prepayment rates that may be faster or slower than expected.

Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

SGI Peak Fund | High Portfolio Turnover Risk
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Risk [Text Block]
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High Portfolio Turnover Risk. The risk that when investing on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions and cause higher levels of current tax liability to shareholders of the Fund. A portfolio turnover rate of 100% is considered to be high. The Adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

SGI Peak Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]
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Management Risk. The Fund is subject to the risk of poor investment selection in Underlying Funds. The Underlying Funds may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

SGI Peak Fund | Market Risk
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Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Although the Fund will invest in Underlying Funds that the Adviser believes will produce less volatility, there is no guarantee that the Underlying Funds will perform as expected. The prices of securities held by the Underlying Funds may decline in response to conditions affecting the general economy, overall market changes, local, regional or global political, social or economic instability, and currency, interest rate and commodity price fluctuations.

SGI Peak Fund | Foreign Custody Risk
Prospectus [Line Items]
Risk [Text Block]
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Foreign Custody Risk. An Underlying Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Underlying Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Underlying Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

SGI Peak Fund | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]
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Foreign Securities Risk. Underlying Funds that invest in foreign securities may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections and differences in taxation, auditing and other financial practices. Investments in emerging market securities by Underlying Funds are subject to higher risks than those in developed countries because there is greater uncertainty in less established markets and economies.

SGI Peak Fund | Exchange-Traded Fund Risk
Prospectus [Line Items]
Risk [Text Block]
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Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value (“NAV”); (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.

SGI Peak Fund | Mid-Capitalization Companies Risk
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Risk [Text Block]
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Mid-Capitalization Companies Risk. The stocks of mid-capitalization companies that the Underlying Funds may invest in may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

SGI Peak Fund | Small-Capitalization Companies Risk
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Risk [Text Block]
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Small-Capitalization Companies Risk. Small-cap companies that the Underlying Funds may invest in may be more volatile than, and not as readily marketable as, those of larger companies. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Additionally, the trading volume of small-cap company securities may make them more difficult to sell than those of larger companies. Moreover, the lack of an efficient market for the securities may make them difficult to value.

SGI Peak Fund | Underlying Funds Risk
Prospectus [Line Items]
Risk [Text Block]
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Underlying Funds Risk. Investing in Underlying Funds may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the Underlying Funds in which it invests. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

SGI Peak Fund | Affiliated Fund Risk
Prospectus [Line Items]
Risk [Text Block]
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

SGI Peak Fund | Low Volatility Risk
Prospectus [Line Items]
Risk [Text Block]
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Low Volatility Risk. Underlying Funds with investments in low volatility companies are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility Underlying Funds may not produce investment exposure that has lower variability to changes in market levels. Investing in low volatility Underlying Funds may limit the Fund’s gains in rising markets.

SGI Peak Fund | Opportunity Risk
Prospectus [Line Items]
Risk [Text Block]
■

Opportunity Risk. As with all mutual funds, the Fund is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

SGI Peak Fund | Dividend-Paying Securities Risk
Prospectus [Line Items]
Risk [Text Block]
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Dividend-Paying Securities Risk. Underlying Funds that invest in dividend-paying securities may be subject to the risk that the company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

SGI Peak Fund | Equity Risk
Prospectus [Line Items]
Risk [Text Block]
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Equity Risk. The Underlying Funds’ investments in common stock are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

SGI Peak Fund | Growth Risk
Prospectus [Line Items]
Risk [Text Block]
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Growth Risk. If an Underlying Fund’s adviser’s perception of a company’s growth potential are wrong, the securities purchased by that Underlying Fund may not perform as expected, thereby reducing the Underlying Fund’s and the Fund’s return.

SGI Peak Fund | High-Yield Securities (“Junk Bond”) Risk
Prospectus [Line Items]
Risk [Text Block]
■

High-Yield Securities (“Junk Bond”) Risk. To the extent that a Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce an Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Underlying Fund may lose its entire investment, which will affect the Underlying Fund’s and the Fund’s return.

SGI Peak Fund | Index Management Risk
Prospectus [Line Items]
Risk [Text Block]
■

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

SGI Peak Fund | Industry or Sector Focus Risk
Prospectus [Line Items]
Risk [Text Block]
■

Industry or Sector Focus Risk. To the extent the Fund invests in Underlying Funds that focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

SGI Peak Fund | Large-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]
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Large-Capitalization Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing an Underlying Fund and the Fund to underperform investments that focus solely on small- or medium- capitalization stocks.

SGI Peak Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
SGI Prudent Fund | Currency Risk
Prospectus [Line Items]
Risk [Text Block]
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Currency Risk. Underlying Funds that invest in foreign securities are subject to currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and that may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

SGI Prudent Fund | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
■

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Underlying Funds, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, the Underlying Funds, and the Underlying Funds’ third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund, the Underlying Funds, or their respective investment advisers. Successful cyber-attacks or other cyber-failures or events affecting the Fund, the Underlying Funds, or third-party service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund or the Underlying Funds invest are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

SGI Prudent Fund | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]
■

Emerging Markets Risk: Investment in emerging market securities involves greater risk than that associated with investment in foreign securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

SGI Prudent Fund | Fixed Income Securities Risk
Prospectus [Line Items]
Risk [Text Block]
■

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. An Underlying Fund could also be delayed or hindered in its enforcement of rights against an issuer, guarantor, or counterparty.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

Interest Rate Risk. The value of the Fund or an Underlying Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of an Underlying Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities. Changing interest rates may have unpredictable effects on the markets and an Underlying Fund’s investments and may also affect the liquidity of fixed income securities and instruments held by an Underlying Fund.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in securities that are subject to fluctuations in yield, due to prepayment rates that may be faster or slower than expected.

Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

SGI Prudent Fund | High Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
■

High Portfolio Turnover Risk. The risk that when investing on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions and cause higher levels of current tax liability to shareholders of the Fund. A portfolio turnover rate of 100% is considered to be high. The Adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

SGI Prudent Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]
■

Management Risk. The Fund is subject to the risk of poor investment selection in Underlying Funds. The Underlying Funds may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

SGI Prudent Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
■

Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Although the Fund will invest in Underlying Funds that the Adviser believes will produce less volatility, there is no guarantee that the Underlying Funds will perform as expected. The prices of securities held by the Underlying Funds may decline in response to conditions affecting the general economy, overall market changes, local, regional or global political, social or economic instability, and currency, interest rate and commodity price fluctuations.

SGI Prudent Fund | Foreign Custody Risk
Prospectus [Line Items]
Risk [Text Block]
■

Foreign Custody Risk. An Underlying Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Underlying Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Underlying Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

SGI Prudent Fund | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]
■

Foreign Securities Risk. Underlying Funds that invest in foreign securities may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections and differences in taxation, auditing and other financial practices. Investments in emerging market securities by Underlying Funds are subject to higher risks than those in developed countries because there is greater uncertainty in less established markets and economies.

SGI Prudent Fund | Exchange-Traded Fund Risk
Prospectus [Line Items]
Risk [Text Block]
■

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value (“NAV”); (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.

SGI Prudent Fund | Mid-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]
■

Mid-Capitalization Companies Risk. The stocks of mid-capitalization companies that the Underlying Funds may invest in may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

SGI Prudent Fund | Small-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]
■

Small-Capitalization Companies Risk. Small-cap companies that the Underlying Funds may invest in may be more volatile than, and not as readily marketable as, those of larger companies. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Additionally, the trading volume of small-cap company securities may make them more difficult to sell than those of larger companies. Moreover, the lack of an efficient market for the securities may make them difficult to value.

SGI Prudent Fund | Underlying Funds Risk
Prospectus [Line Items]
Risk [Text Block]
■

Underlying Funds Risk. Investing in Underlying Funds may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the Underlying Funds in which it invests. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

SGI Prudent Fund | Affiliated Fund Risk
Prospectus [Line Items]
Risk [Text Block]
■

Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

SGI Prudent Fund | Low Volatility Risk
Prospectus [Line Items]
Risk [Text Block]
■

Low Volatility Risk. Underlying Funds with investments in low volatility companies are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility Underlying Funds may not produce investment exposure that has lower variability to changes in market levels. Investing in low volatility Underlying Funds may limit the Fund’s gains in rising markets.

SGI Prudent Fund | Opportunity Risk
Prospectus [Line Items]
Risk [Text Block]
■

Opportunity Risk. As with all mutual funds, the Fund is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

SGI Prudent Fund | Dividend-Paying Securities Risk
Prospectus [Line Items]
Risk [Text Block]
■

Dividend-Paying Securities Risk. Underlying Funds that invest in dividend-paying securities may be subject to the risk that the company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

SGI Prudent Fund | Equity Risk
Prospectus [Line Items]
Risk [Text Block]
■

Equity Risk. The Underlying Funds’ investments in common stock are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

SGI Prudent Fund | Growth Risk
Prospectus [Line Items]
Risk [Text Block]
■

Growth Risk. If an Underlying Fund’s adviser’s perceptions of a company’s growth potential is wrong, the securities purchased by that Underlying Fund may not perform as expected, thereby reducing the Underlying Fund’s and the Fund’s return.

SGI Prudent Fund | High-Yield Securities (“Junk Bond”) Risk
Prospectus [Line Items]
Risk [Text Block]
■

High-Yield Securities (“Junk Bond”) Risk. To the extent that a Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce an Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Underlying Fund may lose its entire investment, which will affect the Underlying Fund’s and the Fund’s return.

SGI Prudent Fund | Index Management Risk
Prospectus [Line Items]
Risk [Text Block]
■

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

SGI Prudent Fund | Industry or Sector Focus Risk
Prospectus [Line Items]
Risk [Text Block]
■

Industry or Sector Focus Risk. To the extent the Fund invests in Underlying Funds that focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

SGI Prudent Fund | Large-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]
■

Large-Capitalization Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing an Underlying Fund and the Fund to underperform investments that focus solely on small- or medium- capitalization stocks.

SGI Prudent Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
SGI U.S. Large Cap Core ETF | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

SGI U.S. Large Cap Core ETF | High Portfolio Turnover Risk
Prospectus [Line Items]
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High Portfolio Turnover Risk. Portfolio turnover risk is the risk that when investing on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions and cause higher levels of current tax liability to shareholders of the Fund. A portfolio turnover rate of 100% is considered to be high. The Adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

SGI U.S. Large Cap Core ETF | Management Risk
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Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

SGI U.S. Large Cap Core ETF | Market Risk
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Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Although the Fund will invest in stocks the Adviser believes will produce less volatility, there is no guarantee that the stocks will perform as expected.

SGI U.S. Large Cap Core ETF | Convertible Securities Risk
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Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities

SGI U.S. Large Cap Core ETF | ETF Risk
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ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Cash Transactions Risk,” “ Limitations of Intraday Indicative Value (IIV) Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares. Further, the Fund is utilizing a novel and unique structure, which may affect the number of entities willing to act as APs, market makers and/or liquidity providers.

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Cash Transactions Risk. Unlike traditional ETFs, the securities in the Fund’s basket of securities exchanged for a Creation Unit will not correspond pro rata to the positions in the Fund’s portfolio, and the Fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

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Limitations of Intraday Indicative Value (IIV) Risk. The Exchange or a market data vendor intends to disseminate the approximate per share value of the Fund’s Proxy Portfolio every 15 seconds (the ‘’intraday indicative value’’ or ‘’IIV’’). The IIV should not be viewed as a ‘’real-time’’ update of the NAV per share of the Fund because (i) the IIV is not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day, (ii) the calculation of NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV, (iii) unlike the calculation of NAV, the IIV does not take into account Fund expenses, and (iv) the IIV is based on the Proxy Portfolio and not on the Fund’s Actual Portfolio. The Fund, the Adviser and their affiliates are not involved in, or responsible for, any aspect of the calculation or dissemination of the Fund’s IIV, and the Fund, the Adviser and their affiliates do not make any warranty as to the accuracy of these calculations.

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Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Proxy Portfolio and/or Actual Portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although the Proxy Portfolio structure is intended to provide market participants with enough information to allow for an effective arbitrage mechanism that will help to keep the market price of the Fund’s Shares at or close to the Fund’s NAV, there is a risk that market prices for Fund Shares will vary significantly from the Fund’s NAV. This risk is heightened in times of market volatility or periods of steep market declines. This risk may be greater for the Fund than for traditional ETFs that disclose their full portfolio holdings on a daily basis because the publication of the Proxy Portfolio does not provide the same level of transparency as the daily publication of the actual portfolio by a traditional ETF. This could cause the Fund’s Shares to have wider bid/ask spreads and larger premiums/discounts than traditional ETFs using the same or similar investment strategies.

SGI U.S. Large Cap Core ETF | Large-Cap Companies Risk
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Large-Cap Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium- capitalization stocks.

SGI U.S. Large Cap Core ETF | Securities Lending Risk
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Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

SGI U.S. Large Cap Core ETF | Investment Companies and ETFs Risk
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Investment Companies and ETFs Risk. The Fund’s investment performance may be affected by the investment performance of the underlying funds in which the Fund may invest. Investing in other investment companies, including ETFs, may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments the investment company or ETF holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.

SGI U.S. Large Cap Core ETF | Opportunity Risk
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Opportunity Risk. As with all mutual funds, the Fund is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

SGI U.S. Large Cap Core ETF | Dividend-Paying Securities Risk
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Dividend-Paying Securities Risk. The Fund may invest in dividend-paying securities and may be subject to the risk that the company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, the Fund, may not only lose the dividend payout but the stock price of the company may fall.

SGI U.S. Large Cap Core ETF | Equity Risk
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Equity Risk. The Fund’s investments in common stock are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

SGI U.S. Large Cap Core ETF | Over-the-Counter Risk
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Over-the-Counter Risk. Securities traded on over-the-counter (“OTC”) markets are not listed and traded on an organized exchange such as the New York Stock Exchange (“NYSE”). Generally, the volume of trading in an unlisted or OTC common stock is less than the volume of trading in an exchange-listed stock. As a result, the market liquidity of some stocks in which the Fund invests may not be as great as that of exchange-listed stocks and, if the Fund were to dispose of such stocks, the Fund may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time. In addition, penny stocks and pink sheet stocks can be classified as OTC stocks.

SGI U.S. Large Cap Core ETF | Semi-Transparent Structure Risk
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Semi-Transparent Structure Risk. The goal of the Proxy Portfolio is, during all market conditions, to track closely the daily performance of the Actual Portfolio and minimize intra-day misalignment between the performance of the Proxy Portfolio and the performance of the Actual Portfolio. The Proxy Portfolio is designed to reflect the economic exposures and the risk characteristics of the Actual Portfolio on any given trading day.

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The Proxy Portfolio methodology is novel and not yet proven as an effective arbitrage mechanism. The effectiveness of the Proxy Portfolio as an arbitrage mechanism is contingent upon, among other things, the Fund’s factor model analysis creating a Proxy Portfolio that performs in a manner substantially identical to the performance of the Fund’s Actual Portfolio. While the Proxy Portfolio may include some of the Fund’s holdings, it is not the Fund’s Actual Portfolio. ETFs trading on the basis of a published Proxy Portfolio may exhibit wider premiums and discounts, bid/ ask spreads, and tracking error than other ETFs using the same investment strategies that publish their portfolios on a daily basis, especially during periods of market disruption or volatility. Therefore, shares of the Fund may cost investors more to trade than shares of a traditional ETF.

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Each day the Fund calculates the overlap between the holdings of the prior business day’s Proxy Portfolio compared to the Actual Portfolio (i.e., proxy overlap) and the difference, in percentage terms, between the Proxy Portfolio per share NAV and that of the Actual Portfolio (i.e., tracking error). If the tracking error becomes large, there is a risk that the performance of the Proxy Portfolio may deviate from the performance of the Actual Portfolio.

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The Fund’s Board monitors its tracking error and bid/spread. If deviations become too large, the Board will consider the continuing viability of the Fund, whether shareholders are being harmed, and what, if any, corrective measures would be appropriate. See the Statement of Additional Information for further discussion of the Board’s monitoring responsibilities.

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Although the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify a Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders.

SGI U.S. Large Cap Core ETF | Risk Lose Money [Member]
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SGI Dynamic Tactical ETF | Currency Risk
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Currency Risk. Underlying Funds that invest in foreign securities are subject to currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and that may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

SGI Dynamic Tactical ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Underlying Funds, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, the Underlying Funds, and the Underlying Fund’s third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund, the Underlying Funds, or their respective investment advisers. Successful cyber-attacks or other cyber-failures or events affecting the Fund, the Underlying Funds, or third-party service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund or Underlying Funds invest are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

SGI Dynamic Tactical ETF | Emerging Markets Risk
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Emerging Markets Risk. The Fund may invest in companies organized in emerging market countries. Investment in emerging market securities involves greater risk than that associated with investment in foreign securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.

SGI Dynamic Tactical ETF | Fixed Income Securities Risk
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Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. An Underlying Fund could also be delayed or hindered in its enforcement of rights against an issuer, guarantor, or counterparty.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

Interest Rate Risk. The value of the Fund or an Underlying Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of an Underlying Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities. Changing interest rates may have unpredictable effects on the markets and an Underlying Fund’s investments and may also affect the liquidity of fixed income securities and instruments held by an Underlying Fund.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in securities that are subject to fluctuations in yield, due to prepayment rates that may be faster or slower than expected.

Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

SGI Dynamic Tactical ETF | High Portfolio Turnover Risk
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High Portfolio Turnover Risk. Portfolio turnover risk is the risk that when investing on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions and cause higher levels of current tax liability to shareholders of the Fund. A portfolio turnover rate of 100% is considered to be high. The Adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

SGI Dynamic Tactical ETF | Management Risk
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Management Risk. The Fund is subject to the risk of poor selection in Underlying Funds. The Underlying Funds may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

SGI Dynamic Tactical ETF | Market Risk
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Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Although the Fund will invest in Underlying Funds that the Adviser believes will produce less volatility, there is no guarantee that the Underlying Funds will perform as expected. The prices of securities held by the Underlying Funds may decline in response to conditions affecting the general economy, overall market changes, local, regional or global political, social or economic instability, and currency, interest rate and commodity price fluctuations.

SGI Dynamic Tactical ETF | ETF Risk
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ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Cash Transactions Risk,” “Limitations of Intraday Indicative Value (IIV) Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares. Further, the Fund is utilizing a novel and unique structure, which may affect the number of entities willing to act as APs, market makers and/or liquidity providers.

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Cash Transactions Risk. Unlike traditional ETFs, the securities in the Fund’s basket of securities exchanged for a Creation Unit will not correspond pro rata to the positions in the Fund’s portfolio, and the Fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

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Limitations of Intraday Indicative Value (IIV) Risk. The Exchange or a market data vendor intends to disseminate the approximate per share value of the Fund’s Portfolio Reference Basket every 15 seconds (the “intraday indicative value” or “IIV”). The IIV should not be viewed as a “real-time” update of the NAV per share of the Fund because (i) the IIV is not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day, (ii) the calculation of NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV, (iii) unlike the calculation of NAV, the IIV does not take into account Fund expenses, and (iv) the IIV is based on the Portfolio Reference Basket and not on the Fund’s Actual Portfolio. The Fund, the Adviser , Sub-Adviser and their affiliates are not involved in, or responsible for, any aspect of the calculation or dissemination of the Fund’s IIV, and the Fund, the Adviser, Sub-Adviser and their affiliates do not make any warranty as to the accuracy of these calculations.

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Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Portfolio Reference Basket and/or Actual Portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although the Portfolio Reference Basket structure is intended to provide market participants with enough information to allow for an effective arbitrage mechanism that will help to keep the market price of the Fund’s Shares at or close to the Fund’s NAV, there is a risk that market prices for Fund Shares will vary significantly from the Fund’s NAV. This risk is heightened in times of market volatility or periods of steep market declines. This risk may be greater for the Fund than for traditional ETFs that disclose their full portfolio holdings on a daily basis because the publication of the Portfolio Reference Basket does not provide the same level of transparency as the daily publication of the actual portfolio by a traditional ETF. This could cause the Fund’s Shares to have wider bid/ask spreads and larger premiums/discounts than traditional ETFs using the same or similar investment strategies.

SGI Dynamic Tactical ETF | Foreign Custody Risk
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Foreign Custody Risk. An Underlying Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Underlying Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Underlying Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

SGI Dynamic Tactical ETF | Foreign Securities Risk
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Foreign Securities Risk. Underlying Funds that invest in foreign securities may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections and differences in taxation, auditing and other financial practices. Investments in emerging market securities by Underlying Funds are subject to higher risks than those in developed countries because there is greater uncertainty in less established markets and economies.

SGI Dynamic Tactical ETF | Securities Lending Risk
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Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

SGI Dynamic Tactical ETF | Mid-Capitalization Companies Risk
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Mid-Capitalization Companies Risk. The stocks of mid-capitalization companies that the Underlying Funds may invest in may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

SGI Dynamic Tactical ETF | Small-Capitalization Companies Risk
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Small-Capitalization Companies Risk. Small-cap companies that the Underlying Funds may invest in may be more volatile than, and not as readily marketable as, those of larger companies. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Additionally, the trading volume of small-cap company securities may make them more difficult to sell than those of larger companies. Moreover, the lack of an efficient market for the securities may make them difficult to value.

SGI Dynamic Tactical ETF | Underlying Funds Risk
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Underlying Funds Risk. Investing in Underlying Funds may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the Underlying Funds in which it invests. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares. In October 2020, the SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in another investment company. These regulatory changes may adversely impact the Fund’s investment strategies and operations.

SGI Dynamic Tactical ETF | Affiliated Fund Risk
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

SGI Dynamic Tactical ETF | Low Volatility Risk
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Low Volatility Risk. Underlying Funds with investments in low volatility companies are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility Underlying Funds may not produce investment exposure that has lower variability to changes in market levels. Investing in low volatility Underlying Funds may limit the Fund’s gains in rising markets.

SGI Dynamic Tactical ETF | Opportunity Risk
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Opportunity Risk. As with all mutual funds, the Fund is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

SGI Dynamic Tactical ETF | Dividend-Paying Securities Risk
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Dividend-Paying Securities Risk. Underlying Funds that invest in dividend-paying securities may be subject to the risk that the company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

SGI Dynamic Tactical ETF | Equity Risk
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Equity Risk. The Underlying Funds’ investments in common stock are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

SGI Dynamic Tactical ETF | Growth Risk
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Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund may not perform as expected, thereby reducing the Underlying Fund’s and the Fund’s return.

SGI Dynamic Tactical ETF | High-Yield Securities (“Junk Bond”) Risk
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High-Yield Securities (“Junk Bond”) Risk. To the extent that a Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce an Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Underlying Fund may lose its entire investment, which will affect the Underlying Fund’s and the Fund’s return.

SGI Dynamic Tactical ETF | Index Management Risk
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Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

SGI Dynamic Tactical ETF | Industry or Sector Focus Risk
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Industry or Sector Focus Risk. To the extent the Fund invests in Underlying Funds that focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

SGI Dynamic Tactical ETF | Large-Capitalization Companies Risk
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Large-Capitalization Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing an Underlying Fund and the Fund to underperform investments that focus solely on small- or medium- capitalization stocks.

SGI Dynamic Tactical ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in the Fund.
SGI Enhanced Global Income ETF | Counterparty Risk
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Counterparty Risk. Some of the derivatives entered into by the Fund are not traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. A counterparty defaulting on its payment obligations to the Fund will cause the value of an investment in the Fund to decrease.

SGI Enhanced Global Income ETF | Currency Risk
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Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

SGI Enhanced Global Income ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

SGI Enhanced Global Income ETF | Derivatives Risk
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Derivatives Risk. The Fund’s investments in derivative instruments including options, forward currency exchange contracts, swaps and futures, which may be leveraged, may result in losses. Investments in derivative instruments may result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions.

SGI Enhanced Global Income ETF | High Portfolio Turnover Risk
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High Portfolio Turnover Risk. The risk that when investing on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions and cause higher levels of current tax liability to shareholders of the Fund. A portfolio turnover rate of 100% is considered to be high. For the last fiscal year, the annual portfolio turnover rate of the Fund was lower than 100%, but the Fund’s portfolio turnover rate is expected to vary from year to year. The Adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

SGI Enhanced Global Income ETF | Interest Rate Risk
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Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

SGI Enhanced Global Income ETF | Management Risk
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Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

SGI Enhanced Global Income ETF | Market Risk
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Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Although the Fund will invest in stocks the Adviser believes will produce less volatility, there is no guarantee that the stocks will perform as expected.

SGI Enhanced Global Income ETF | Options Risk
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Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The price and value of options can be highly volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including its anticipated volatility, which are affected by national and international fiscal and monetary policies, the time remaining until the expiration of the option contract and economic events, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. The value of the option contracts in which the Fund invests are substantially influenced by the value of the Index, and the Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless.

SGI Enhanced Global Income ETF | Convertible Securities Risk
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Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

SGI Enhanced Global Income ETF | ETF Risk
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ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Cash Transactions Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares. Further, the Fund is utilizing a novel and unique structure, which may affect the number of entities willing to act as APs, market makers and/or liquidity providers.

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Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

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Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the The Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Fund’s Portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. There is a risk that market prices for Fund Shares will vary significantly from the Fund’s NAV.

SGI Enhanced Global Income ETF | Foreign Securities Risk
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Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections and differences in taxation, auditing and other financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

SGI Enhanced Global Income ETF | Large-Cap Companies Risk
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Large-Cap Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium- capitalization stocks.

SGI Enhanced Global Income ETF | Mid-Cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Mid-Cap Companies Risk. The stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

SGI Enhanced Global Income ETF | Securities Lending Risk
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Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

SGI Enhanced Global Income ETF | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil.

SGI Enhanced Global Income ETF | Concentration Risk
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

SGI Enhanced Global Income ETF | Futures Risk
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Futures Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market, and possible regulatory position limits and restrictions for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, equity indices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

SGI Enhanced Global Income ETF | Affiliated Fund Risk
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments in other investment companies, including ETFs, for the Fund based on its own financial interests rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

SGI Enhanced Global Income ETF | Common Stock Risk
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Common Stock Risk. Investments in common stocks are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

SGI Enhanced Global Income ETF | Low Volatility Risk
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Low Volatility Risk. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. Investing in low volatility stocks may limit the Fund’s gains in rising markets.

SGI Enhanced Global Income ETF | Warrants Risk
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Warrants Risk. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not executed prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

SGI Enhanced Global Income ETF | Dividend-Paying Securities Risk
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Dividend-Paying Securities Risk. A company issuing dividend-paying securities may fail and have to decrease or eliminate its dividend. In such an event, the Fund may not only lose the dividend payout but the stock price of the company may fall.

SGI Enhanced Global Income ETF | Large Shareholder Risk
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Large Shareholder Risk. Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

SGI Enhanced Global Income ETF | Leverage Risk
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Leverage Risk. Leverage amplifies changes in the Fund’s NAV and may make the Fund more volatile. Derivatives may create leverage and can result in losses to the Fund that exceed the amount originally invested and may accelerate the rate of losses. There can be no assurance that the Fund’s use of any leverage will be successful. The Fund’s investment exposure can exceed its net assets, sometimes by a significant amount.

SGI Enhanced Global Income ETF | Other Investment Company Risk
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Other Investment Company Risk. To the extent the Fund invests in other investment companies, including money market funds and ETFs, its performance will be affected by the performance of those other investment companies. Investments in other investment companies are subject to the risks of the other investment companies’ investments, as well as to the other investment companies’ expenses. An ETF may trade in the secondary market at a price below the value of its underlying portfolio and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track.

SGI Enhanced Global Income ETF | Price Participation Risk
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Price Participation Risk. The Fund employs an investment strategy that includes the sale of out-of-the-money put option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Index over the call period (typically, one day, but may range up to one week). This means that if the Index experiences an increase in value above the strike price of the sold put options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Index over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Index over each call period, but has full exposure to any decreases in value experienced by the Index over the call period, the NAV of the Fund may decrease over any given time period.

SGI Enhanced Global Income ETF | Referenced Index Risk
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Referenced Index Risk. The Fund invests in options contracts that are based on the value of the Index (or in ETFs that track the Index’s performance). This subjects the Fund to certain of the same risks as if it owned shares of companies that comprised the Index or an ETF that tracks the Index, even though it does not.

SGI Enhanced Global Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in the Fund.
SGI Enhanced Core ETF | Counterparty Risk
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Counterparty Risk. Some of the derivatives entered into by the Fund are not traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. A counterparty defaulting on its payment obligations to the Fund will cause the value of an investment in the Fund to decrease.

SGI Enhanced Core ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

SGI Enhanced Core ETF | Derivatives Risk
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Derivatives Risk. The Fund’s investments in derivative instruments including options, forward currency exchange contracts, swaps and futures, which may be leveraged, may result in losses. Investments in derivative instruments may result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions.

SGI Enhanced Core ETF | Interest Rate Risk
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Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

SGI Enhanced Core ETF | Management Risk
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Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result

SGI Enhanced Core ETF | Market Risk
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Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

SGI Enhanced Core ETF | Options Risk
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Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The price and value of options can be highly volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including its anticipated volatility, which are affected by national and international fiscal and monetary policies, the time remaining until the expiration of the option contract and economic events, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. The value of the option contracts in which the Fund invests are substantially influenced by the value of the Index, and the Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless.

SGI Enhanced Core ETF | Convertible Securities Risk
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Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

SGI Enhanced Core ETF | ETF Risk
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ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Cash Transactions Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares. Further, the Fund is utilizing a novel and unique structure, which may affect the number of entities willing to act as APs, market makers and/or liquidity providers.

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Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

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Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, The Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Fund’s Portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. There is a risk that market prices for Shares will vary significantly from the Fund’s NAV. This risk is heightened in times of market volatility or periods of steep market declines.

SGI Enhanced Core ETF | Securities Lending Risk
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Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

SGI Enhanced Core ETF | Fixed Income Risk
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Fixed Income Risk. Fixed income securities, such as U.S. Treasuries, or derivatives based on fixed income securities, are subject to credit risk and interest rate risk. Credit risk, as described more fully herein, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and share price. In addition, the Fund may be subject to “call” risk, which is the risk that during a period of falling interest rates the issuer may redeem a security by repaying it early (which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates), and “extension” risk, which occurs during a rising interest rate environment because certain obligations will be paid off by an issuer more slowly than anticipated (causing the value of those securities held by the Fund to fall).

SGI Enhanced Core ETF | Liquidity Risk
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●	Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil.

SGI Enhanced Core ETF | Concentration Risk
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

SGI Enhanced Core ETF | Futures Risk
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Futures Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market, and possible regulatory position limits and restrictions for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, equity indices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

SGI Enhanced Core ETF | Large Shareholder Risk
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Large Shareholder Risk. Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

SGI Enhanced Core ETF | Leverage Risk
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Leverage Risk. Leverage amplifies changes in the Fund’s NAV and may make the Fund more volatile. Derivatives may create leverage and can result in losses to the Fund that exceed the amount originally invested and may accelerate the rate of losses. There can be no assurance that the Fund’s use of any leverage will be successful. The Fund’s investment exposure can exceed its net assets, sometimes by a significant amount.

SGI Enhanced Core ETF | Other Investment Company Risk
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Other Investment Company Risk. To the extent the Fund invests in other investment companies, including money market funds and ETFs, its performance will be affected by the performance of those other investment companies. Investments in other investment companies are subject to the risks of the other investment companies’

investments, as well as to the other investment companies’ expenses. An ETF may trade in the secondary market at a price below the value of its underlying portfolio and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track.

SGI Enhanced Core ETF | Price Participation Risk
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Price Participation Risk. The Fund employs an investment strategy that includes the sale of out-of-the-money put option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Index over the call period (typically, one day, but may range up to one week). This means that if the Index experiences an increase in value above the strike price of the sold put options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Index over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Index over each call period, but has full exposure to any decreases in value experienced by the Index over the call period, the NAV of the Fund may decrease over any given time period.

SGI Enhanced Core ETF | Referenced Index Risk
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Referenced Index Risk. The Fund invests in options contracts that are based on the value of the Index (or in ETFs that track the Index’s performance). This subjects the Fund to certain of the same risks as if it owned shares of companies that comprised the Index or an ETF that tracks the Index, even though it does not.

SGI Enhanced Core ETF | Bank Obligations Risk
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Bank Obligations Risk. The Fund may invest in deposits and other obligations of U.S. and non-U.S. banks and financial institutions. Investments in obligations of non-U.S. banks and financial institutions may involve risks that are different from investments in obligations of U.S. banks. These risks include future unfavorable political and economic developments, seizure or nationalization of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the securities held by the Fund. All investments in deposits and other obligations are subject to credit risk, which is the risk that the Fund may lose its investments in these instruments if, for example, the issuing financial institution collapses and is unable to meet its obligations. This risk is more acute for investments in deposits and other obligations that are not insured by a government or private entity.

SGI Enhanced Core ETF | Duration Risk
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Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

SGI Enhanced Core ETF | Repurchase Agreement Risk
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Repurchase Agreement Risk. When the Fund enters into a repurchase agreement, the Fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the Fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash or U.S. government securities.

SGI Enhanced Core ETF | U.S. Government Obligations Risk
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U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

SGI Enhanced Core ETF | Risk Lose Money [Member]
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Risk [Text Block]	Loss of money is a risk of investing in the Fund.
SGI Enhanced Nasdaq-100 ETF | Counterparty Risk
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Counterparty Risk. Some of the derivatives entered into by the Fund are not traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. A counterparty defaulting on its payment obligations to the Fund will cause the value of an investment in the Fund to decrease.

SGI Enhanced Nasdaq-100 ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

SGI Enhanced Nasdaq-100 ETF | Derivatives Risk
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Derivatives Risk. The Fund’s investments in derivative instruments including options, forward currency exchange contracts, swaps and futures, which may be leveraged, may result in losses. Investments in derivative instruments may result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions.

SGI Enhanced Nasdaq-100 ETF | High Portfolio Turnover Risk
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High Portfolio Turnover Risk. The risk that when investing on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions and cause higher levels of current tax liability to shareholders of the Fund. A portfolio turnover rate of 100% is considered to be high. The Adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

SGI Enhanced Nasdaq-100 ETF | Management Risk
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Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

SGI Enhanced Nasdaq-100 ETF | Market Risk
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Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Although the Fund will invest in stocks the Adviser believes will produce less volatility, there is no guarantee that the stocks will perform as expected.

SGI Enhanced Nasdaq-100 ETF | Options Risk
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Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The price and value of options can be highly volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including its anticipated volatility, which are affected by national and international fiscal and monetary policies, the time remaining until the expiration of the option contract and economic events, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. The value of the option contracts in which the Fund invests are substantially influenced by the value of the Index, and the Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless.

SGI Enhanced Nasdaq-100 ETF | Convertible Securities Risk
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Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

SGI Enhanced Nasdaq-100 ETF | ETF Risk
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ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Cash Transactions Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares.

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Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

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Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the The Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Fund’s Portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. There is a risk that market prices for Fund Shares will vary significantly from the Fund’s NAV. Where all or portion of the Fund’s underlying securities trade in a foreign market that is closed when the market in which the Fund’s Shares are listed is open for trading, there may be changes between the last quote of the underlying securities’ value in the closed foreign market and the value of such underlying securities during the Fund’s domestic trading day.

SGI Enhanced Nasdaq-100 ETF | Large-Cap Companies Risk
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Large-Cap Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium- capitalization stocks.

SGI Enhanced Nasdaq-100 ETF | Securities Lending Risk
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Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

SGI Enhanced Nasdaq-100 ETF | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil.

SGI Enhanced Nasdaq-100 ETF | Equity Markets Risk
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Equity Markets Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

SGI Enhanced Nasdaq-100 ETF | Tracking Error Risk
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Tracking Error Risk. The performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

SGI Enhanced Nasdaq-100 ETF | Futures Risk
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Futures Risk: The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market, and possible regulatory position limits and restrictions for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, equity indices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

SGI Enhanced Nasdaq-100 ETF | Valuation Risk
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Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value its options contracts becomes more difficult and the judgment of the Adviser, as the Fund’s valuation designee, employing the fair value procedures adopted by the Board of Directors (the “Board”) of the RBB Fund, Inc. (the “Company”), may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. In the event an investment may need to be fair valued, the valuation involves subjectivity and there is a risk that the Fund may not be able to sell an investment at the price assigned to it in accordance with the Company’s policies and procedures in accordance with Rule 2a-5 of the 1940 Act (“Rule 2a-5”).

SGI Enhanced Nasdaq-100 ETF | Affiliated Fund Risk
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

SGI Enhanced Nasdaq-100 ETF | Common Stock Risk
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Common Stock Risk. Investments in common stocks are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

SGI Enhanced Nasdaq-100 ETF | Warrants Risk
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Warrants Risk. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not executed prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

SGI Enhanced Nasdaq-100 ETF | Dividend-Paying Securities Risk
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Dividend-Paying Securities Risk. A company issuing dividend-paying securities may fail and have to decrease or eliminate its dividend. In such an event, the Fund may not only lose the dividend payout but the stock price of the company may fall.

SGI Enhanced Nasdaq-100 ETF | Large Shareholder Risk
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Large Shareholder Risk. Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

SGI Enhanced Nasdaq-100 ETF | Leverage Risk
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Leverage Risk. Leverage amplifies changes in the Fund’s NAV and may make the Fund more volatile. Derivatives may create leverage and can result in losses to the Fund that exceed the amount originally invested and may accelerate the rate of losses. There can be no assurance that the Fund’s use of any leverage will be successful. The Fund’s investment exposure can exceed its net assets, sometimes by a significant amount.

SGI Enhanced Nasdaq-100 ETF | Other Investment Company Risk
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Other Investment Company Risk. To the extent the Fund invests in other investment companies, including money market funds and ETFs, its performance will be affected by the performance of those other investment companies. Investments in other investment companies are subject to the risks of the other investment companies’

investments, as well as to the other investment companies’ expenses. An ETF may trade in the secondary market at a price below the value of its underlying portfolio and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track.

SGI Enhanced Nasdaq-100 ETF | Price Participation Risk
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Price Participation Risk. The Fund employs an investment strategy that includes the sale of out-of-the-money put option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Index over the call period (typically, one day, but may range up to one week). This means that if the Index experiences an increase in value above the strike price of the sold put options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Index over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Index over each call period, but has full exposure to any decreases in value experienced by the Index over the call period, the NAV of the Fund may decrease over any given time period.

SGI Enhanced Nasdaq-100 ETF | Referenced Index Risk
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Referenced Index Risk. The Fund invests in options contracts that are based on the value of the Index (or in ETFs that track the Index’s performance). This subjects the Fund to certain of the same risks as if it owned shares of companies that comprised the Index or an ETF that tracks the Index, even though it does not.

SGI Enhanced Nasdaq-100 ETF | U.S. Government Obligations Risk
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U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

SGI Enhanced Nasdaq-100 ETF | Inflation and Deflation Risk
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Inflation and Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and any distributions thereon may decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to the

Fund’s shareholders. Deflation risk is the risk that the prices of goods and services in the U.S. and many foreign economies may decline over time. Deflation may have an adverse effect on stock prices and the creditworthiness of issuers and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and be difficult to reverse.

SGI Enhanced Nasdaq-100 ETF | Non-U.S. Issuers Risk
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Non-U.S. Issuers Risk. Securities issued by non-U.S. issuers carry different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

SGI Enhanced Nasdaq-100 ETF | Sector Risk
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●	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

SGI Enhanced Nasdaq-100 ETF | Temporary Investments
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Temporary Investments. The Fund may depart from its principal investment strategy in response to adverse market, economic, political or other conditions by taking a temporary defensive position (up to 100% of its assets) in cash, cash equivalents and all types of money market and short-term debt securities. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. If the Fund were to take a temporary defensive position, it may be unable to achieve its investment objective for a period of time.

SGI Enhanced Nasdaq-100 ETF | Risk Lose Money [Member]
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Risk [Text Block]	Loss of money is a risk of investing in the Fund.
SGI Enhanced Nasdaq-100 ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

SGI Enhanced Market Leaders ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

SGI Enhanced Market Leaders ETF | Derivatives Risk
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Derivatives Risk. The Fund’s investments in derivative instruments including options, forward currency exchange contracts, swaps and futures, which may be leveraged, may result in losses. Investments in derivative instruments may result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions.

SGI Enhanced Market Leaders ETF | Management Risk
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Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

SGI Enhanced Market Leaders ETF | Market Risk
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Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Although the Fund will invest in stocks the Adviser believes will produce less volatility, there is no guarantee that the stocks will perform as expected.

SGI Enhanced Market Leaders ETF | Options Risk
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Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The price and value of options can be highly volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including its anticipated volatility, which are affected by national and international fiscal and monetary policies, the time remaining until the expiration of the option contract and economic events, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. The value of the option contracts in which the Fund invests are substantially influenced by the value of the Index, and the Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless.

SGI Enhanced Market Leaders ETF | Convertible Securities Risk
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Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

SGI Enhanced Market Leaders ETF | ETF Risk
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ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Cash Transactions Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares.

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Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

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Appreciated Securities Risk. The Fund holds certain securities that were exchanged into the Fund at its inception in 1976. The cost, for income tax purposes, of such securities is the tax basis of the individual investor at the time of that exchange. The basis of those securities may be relatively low, and it is therefore possible that the Fund will recognize significant gain if it sells those securities.

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Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, The Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Fund’s Portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. There is a risk that market prices for Fund Shares will vary significantly from the Fund’s NAV.

SGI Enhanced Market Leaders ETF | Large-Cap Companies Risk
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Large-Cap Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium- capitalization stocks.

SGI Enhanced Market Leaders ETF | Securities Lending Risk
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Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

SGI Enhanced Market Leaders ETF | Liquidity Risk
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●	Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil.

SGI Enhanced Market Leaders ETF | Equity Markets Risk
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Equity Markets Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

SGI Enhanced Market Leaders ETF | Valuation Risk
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Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value its options contracts becomes more difficult and the judgment of the Adviser, as the Fund’s valuation designee, employing the fair value procedures adopted by the Board of the Company, may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. In the event an investment may need to be fair valued, the valuation involves subjectivity and there is a risk that the Fund may not be able to sell an investment at the price assigned to it in accordance with the Company’s policies and procedures in accordance with Rule 2a-5 of the 1940 Act (“Rule 2a-5”).

SGI Enhanced Market Leaders ETF | Affiliated Fund Risk
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

SGI Enhanced Market Leaders ETF | Common Stock Risk
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Common Stock Risk. Investments in common stocks are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

SGI Enhanced Market Leaders ETF | Investment Companies and ETFs Risk
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Investment Companies and ETFs Risk. The Fund’s investment performance may be affected by the investment performance of the underlying funds in which the Fund may invest. Investing in other investment companies, including ETFs, may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments the investment company or ETF holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.

SGI Enhanced Market Leaders ETF | Opportunity Risk
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Opportunity Risk. As with all mutual funds, the Fund is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

SGI Enhanced Market Leaders ETF | Warrants Risk
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Warrants Risk. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not executed prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

SGI Enhanced Market Leaders ETF | Dividend-Paying Securities Risk
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Dividend-Paying Securities Risk. A company issuing dividend-paying securities may fail and have to decrease or eliminate its dividend. In such an event, the Fund may not only lose the dividend payout but the stock price of the company may fall.

SGI Enhanced Market Leaders ETF | Over-the-Counter Risk
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Over-the-Counter Risk. Securities traded on over-the-counter (“OTC”) markets are not listed and traded on an organized exchange such as the New York Stock Exchange (“NYSE”). Generally, the volume of trading in an unlisted or OTC common stock is less than the volume of trading in an exchange-listed stock. As a result, the market liquidity of some stocks in which the Fund invests may not be as great as that of exchange-listed stocks and, if the Fund were to dispose of such stocks, the Fund may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time. In addition, penny stocks and pink sheet stocks can be classified as OTC stocks.

SGI Enhanced Market Leaders ETF | Large Shareholder Risk
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Large Shareholder Risk. Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

SGI Enhanced Market Leaders ETF | Leverage Risk
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Leverage Risk. Leverage amplifies changes in the Fund’s NAV and may make the Fund more volatile. Derivatives may create leverage and can result in losses to the Fund that exceed the amount originally invested and may accelerate the rate of losses. There can be no assurance that the Fund’s use of any leverage will be successful. The Fund’s investment exposure can exceed its net assets, sometimes by a significant amount.

SGI Enhanced Market Leaders ETF | Price Participation Risk
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Price Participation Risk. The Fund employs an investment strategy that includes the sale of out-of-the-money put and call option contracts, which does not allow the Fund to participate in increases in value experienced by the Index over the call period (typically, one day, but may range up to one week). This means that if the Index experiences an increase in value above the strike price of the sold put options during a call period, the Fund will not experience that increase and may underperform the Index over the call period. Additionally, because the Fund does not participate in increases in value experienced by the Index from selling options over each call period, the NAV of the Fund may decrease over any given time period based on the change in the underlying value of the puts or calls sold.

SGI Enhanced Market Leaders ETF | Referenced Index Risk
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Referenced Index Risk. The Fund invests in options contracts that are based on the value of an Index (or in ETFs that track the Index’s performance). This subjects the Fund to certain of the same risks as if it owned shares of companies that comprised the Index or an ETF that tracks the Index, even though it does not.

SGI Enhanced Market Leaders ETF | U.S. Government Obligations Risk
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U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

SGI Enhanced Market Leaders ETF | Inflation and Deflation Risk
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Inflation and Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and any distributions thereon may decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s shareholders. Deflation risk is the risk that the prices of goods and services in the U.S. and many foreign economies may decline over time. Deflation may have an adverse effect on stock prices and the creditworthiness of issuers and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and be difficult to reverse.

SGI Enhanced Market Leaders ETF | Temporary Investments
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Temporary Investments. The Fund may depart from its principal investment strategy in response to adverse market, economic, political or other conditions by taking a temporary defensive position (up to 100% of its assets) in cash, cash equivalents and all types of money market and short-term debt securities. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. If the Fund were to take a temporary defensive position, it may be unable to achieve its investment objective for a period of time.

SGI Enhanced Market Leaders ETF | Covered Call Strategy Risk
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Covered Call Strategy Risk. The Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities. The Fund will have no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security. Many factors may influence the option holder’s decision to exercise the option, including, but not limited to, the value of the underlying security, price volatility, dividend yield, and interest rates. To the extent that these factors increase the call option’s value, the option holder is more likely to exercise the option, which may negatively affect the Fund.

SGI Enhanced Market Leaders ETF | Covered Call Tax Risk
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Covered Call Tax Risk. The Fund’s covered call strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income and to distribute dividends eligible for the dividends received deduction for corporate shareholders. For these reasons, a significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy.

SGI Enhanced Market Leaders ETF | Risk Lose Money [Member]
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Risk [Text Block]	Loss of money is a risk of investing in the Fund.
SGI Enhanced Market Leaders ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

F/m US Treasury 30 Year Bond ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyberattacks or other cyber-failures.

F/m US Treasury 30 Year Bond ETF | High Portfolio Turnover Risk
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High Portfolio Turnover Risk. In seeking to track the Underlying Index, the Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m US Treasury 30 Year Bond ETF | Interest Rate Risk
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Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

F/m US Treasury 30 Year Bond ETF | Market Risk
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Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

F/m US Treasury 30 Year Bond ETF | ETF Risk
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●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

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Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

F/m US Treasury 30 Year Bond ETF | Securities Lending Risk
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Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

F/m US Treasury 30 Year Bond ETF | Concentration Risk
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m US Treasury 30 Year Bond ETF | Operational Risk
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes or technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m US Treasury 30 Year Bond ETF | Risk of Investing in the United States
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Risk of Investing in the United States. Certain changes in the United States economy, such as when the economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m US Treasury 30 Year Bond ETF | Passive Investment Risk
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Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The Fund generally does not attempt to invest the Fund’s assets in defensive positions under any market conditions, including declining markets.

F/m US Treasury 30 Year Bond ETF | Tracking Error Risk
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Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

F/m US Treasury 30 Year Bond ETF | Affiliated Fund Risk
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m US Treasury 30 Year Bond ETF | Duration Risk
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Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

F/m US Treasury 30 Year Bond ETF | U.S. Government Obligations Risk
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U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.

F/m US Treasury 30 Year Bond ETF | Fixed-Income Market Risk
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Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund’s Shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions.

F/m US Treasury 30 Year Bond ETF | Income Risk
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Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds.

F/m US Treasury 30 Year Bond ETF | Index-Related Risk
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Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m US Treasury 30 Year Bond ETF | Reinvestment Risk
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Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m US Treasury 30 Year Bond ETF | Reverse Repurchase Agreements Risk
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Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m US Treasury 30 Year Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m US Treasury 20 Year Bond ETF | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

F/m US Treasury 20 Year Bond ETF | High Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
●

High Portfolio Turnover Risk. In seeking to track the Underlying Index, the Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m US Treasury 20 Year Bond ETF | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]
●

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

F/m US Treasury 20 Year Bond ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]
●

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

F/m US Treasury 20 Year Bond ETF | ETF Risk
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

●

Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●

Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

F/m US Treasury 20 Year Bond ETF | Securities Lending Risk
Prospectus [Line Items]
Risk [Text Block]
●

Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

F/m US Treasury 20 Year Bond ETF | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
●

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m US Treasury 20 Year Bond ETF | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
●

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes or technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m US Treasury 20 Year Bond ETF | Risk of Investing in the United States
Prospectus [Line Items]
Risk [Text Block]
●

Risk of Investing in the United States. Certain changes in the United States economy, such as when the economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m US Treasury 20 Year Bond ETF | Passive Investment Risk
Prospectus [Line Items]
Risk [Text Block]
●

Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The Fund generally does not attempt to invest the Fund’s assets in defensive positions under any market conditions, including declining markets.

F/m US Treasury 20 Year Bond ETF | Tracking Error Risk
Prospectus [Line Items]
Risk [Text Block]
●

Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

F/m US Treasury 20 Year Bond ETF | Affiliated Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●

Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m US Treasury 20 Year Bond ETF | Duration Risk
Prospectus [Line Items]
Risk [Text Block]
●

Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

F/m US Treasury 20 Year Bond ETF | U.S. Government Obligations Risk
Prospectus [Line Items]
Risk [Text Block]
●

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.

F/m US Treasury 20 Year Bond ETF | Fixed-Income Market Risk
Prospectus [Line Items]
Risk [Text Block]
●

Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund’s Shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions.

F/m US Treasury 20 Year Bond ETF | Income Risk
Prospectus [Line Items]
Risk [Text Block]
●

Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds.

F/m US Treasury 20 Year Bond ETF | Index-Related Risk
Prospectus [Line Items]
Risk [Text Block]
●

Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m US Treasury 20 Year Bond ETF | Reinvestment Risk
Prospectus [Line Items]
Risk [Text Block]
●

Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m US Treasury 20 Year Bond ETF | Reverse Repurchase Agreements Risk
Prospectus [Line Items]
Risk [Text Block]
●

Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m US Treasury 20 Year Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m US Treasury 10 Year Note ETF | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

F/m US Treasury 10 Year Note ETF | High Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
●

High Portfolio Turnover Risk. In seeking to track the Underlying Index, the Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m US Treasury 10 Year Note ETF | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]
●

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

F/m US Treasury 10 Year Note ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]
●

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

F/m US Treasury 10 Year Note ETF | ETF Risk
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

●

Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●

Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

F/m US Treasury 10 Year Note ETF | Securities Lending Risk
Prospectus [Line Items]
Risk [Text Block]
●

Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

F/m US Treasury 10 Year Note ETF | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
●

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m US Treasury 10 Year Note ETF | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
●

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes or technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m US Treasury 10 Year Note ETF | Risk of Investing in the United States
Prospectus [Line Items]
Risk [Text Block]
●

Risk of Investing in the United States. Certain changes in the United States economy, such as when the economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m US Treasury 10 Year Note ETF | Passive Investment Risk
Prospectus [Line Items]
Risk [Text Block]
●

Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The Fund generally does not attempt to invest the Fund’s assets in defensive positions under any market conditions, including declining markets.

F/m US Treasury 10 Year Note ETF | Tracking Error Risk
Prospectus [Line Items]
Risk [Text Block]
●

Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

F/m US Treasury 10 Year Note ETF | Affiliated Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●

Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m US Treasury 10 Year Note ETF | Duration Risk
Prospectus [Line Items]
Risk [Text Block]
●

Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

F/m US Treasury 10 Year Note ETF | U.S. Government Obligations Risk
Prospectus [Line Items]
Risk [Text Block]
●

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.

F/m US Treasury 10 Year Note ETF | Fixed-Income Market Risk
Prospectus [Line Items]
Risk [Text Block]
●

Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions.

F/m US Treasury 10 Year Note ETF | Income Risk
Prospectus [Line Items]
Risk [Text Block]
●

Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds.

F/m US Treasury 10 Year Note ETF | Index-Related Risk
Prospectus [Line Items]
Risk [Text Block]
●

Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m US Treasury 10 Year Note ETF | Reinvestment Risk
Prospectus [Line Items]
Risk [Text Block]
●

Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m US Treasury 10 Year Note ETF | Reverse Repurchase Agreements Risk
Prospectus [Line Items]
Risk [Text Block]
●

Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m US Treasury 10 Year Note ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m US Treasury 7 Year Note ETF | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

F/m US Treasury 7 Year Note ETF | High Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
●

High Portfolio Turnover Risk. In seeking to track the Underlying Index, the Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m US Treasury 7 Year Note ETF | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]
●

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

F/m US Treasury 7 Year Note ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]
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Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

F/m US Treasury 7 Year Note ETF | ETF Risk
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

●

Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●

Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

F/m US Treasury 7 Year Note ETF | Securities Lending Risk
Prospectus [Line Items]
Risk [Text Block]
●

Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

F/m US Treasury 7 Year Note ETF | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
●

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m US Treasury 7 Year Note ETF | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
●

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes or technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m US Treasury 7 Year Note ETF | Risk of Investing in the United States
Prospectus [Line Items]
Risk [Text Block]
●

Risk of Investing in the United States. Certain changes in the United States economy, such as when the economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m US Treasury 7 Year Note ETF | Passive Investment Risk
Prospectus [Line Items]
Risk [Text Block]
●

Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The Fund generally does not attempt to invest the Fund’s assets in defensive positions under any market conditions, including declining markets.

F/m US Treasury 7 Year Note ETF | Tracking Error Risk
Prospectus [Line Items]
Risk [Text Block]
●

Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

F/m US Treasury 7 Year Note ETF | Affiliated Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●

Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m US Treasury 7 Year Note ETF | Duration Risk
Prospectus [Line Items]
Risk [Text Block]
●

Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

F/m US Treasury 7 Year Note ETF | U.S. Government Obligations Risk
Prospectus [Line Items]
Risk [Text Block]
●

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.

F/m US Treasury 7 Year Note ETF | Fixed-Income Market Risk
Prospectus [Line Items]
Risk [Text Block]
●

Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions.

F/m US Treasury 7 Year Note ETF | Income Risk
Prospectus [Line Items]
Risk [Text Block]
●

Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds.

F/m US Treasury 7 Year Note ETF | Index-Related Risk
Prospectus [Line Items]
Risk [Text Block]
●

Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m US Treasury 7 Year Note ETF | Reinvestment Risk
Prospectus [Line Items]
Risk [Text Block]
●

Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m US Treasury 7 Year Note ETF | Reverse Repurchase Agreements Risk
Prospectus [Line Items]
Risk [Text Block]
●

Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m US Treasury 7 Year Note ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m US Treasury 5 Year Note ETF | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

F/m US Treasury 5 Year Note ETF | High Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
●

High Portfolio Turnover Risk. In seeking to track the Underlying Index, the Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m US Treasury 5 Year Note ETF | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]
●

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

F/m US Treasury 5 Year Note ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]
●

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

F/m US Treasury 5 Year Note ETF | ETF Risk
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

●

Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●

Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

F/m US Treasury 5 Year Note ETF | Securities Lending Risk
Prospectus [Line Items]
Risk [Text Block]
●

Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

F/m US Treasury 5 Year Note ETF | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
●

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m US Treasury 5 Year Note ETF | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
●

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes or technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m US Treasury 5 Year Note ETF | Risk of Investing in the United States
Prospectus [Line Items]
Risk [Text Block]
●

Risk of Investing in the United States. Certain changes in the United States economy, such as when the economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m US Treasury 5 Year Note ETF | Passive Investment Risk
Prospectus [Line Items]
Risk [Text Block]
●

Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The Fund generally does not attempt to invest the Fund’s assets in defensive positions under any market conditions, including declining markets.

F/m US Treasury 5 Year Note ETF | Tracking Error Risk
Prospectus [Line Items]
Risk [Text Block]
●

Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

F/m US Treasury 5 Year Note ETF | Affiliated Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●

Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m US Treasury 5 Year Note ETF | Duration Risk
Prospectus [Line Items]
Risk [Text Block]
●

Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

F/m US Treasury 5 Year Note ETF | U.S. Government Obligations Risk
Prospectus [Line Items]
Risk [Text Block]
●

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.

F/m US Treasury 5 Year Note ETF | Fixed-Income Market Risk
Prospectus [Line Items]
Risk [Text Block]
●

Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund’s Shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions.

F/m US Treasury 5 Year Note ETF | Income Risk
Prospectus [Line Items]
Risk [Text Block]
●

Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds.

F/m US Treasury 5 Year Note ETF | Index-Related Risk
Prospectus [Line Items]
Risk [Text Block]
●

Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m US Treasury 5 Year Note ETF | Reinvestment Risk
Prospectus [Line Items]
Risk [Text Block]
●

Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m US Treasury 5 Year Note ETF | Reverse Repurchase Agreements Risk
Prospectus [Line Items]
Risk [Text Block]
●

Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m US Treasury 5 Year Note ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m US Treasury 3 Year Note ETF | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

F/m US Treasury 3 Year Note ETF | High Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
●

High Portfolio Turnover Risk. In seeking to track the Underlying Index, the Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m US Treasury 3 Year Note ETF | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]
●

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

F/m US Treasury 3 Year Note ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]
●

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

F/m US Treasury 3 Year Note ETF | ETF Risk
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

●

Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●

Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

F/m US Treasury 3 Year Note ETF | Securities Lending Risk
Prospectus [Line Items]
Risk [Text Block]
●

Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

F/m US Treasury 3 Year Note ETF | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
●

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m US Treasury 3 Year Note ETF | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
●

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes or technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m US Treasury 3 Year Note ETF | Risk of Investing in the United States
Prospectus [Line Items]
Risk [Text Block]
●

Risk of Investing in the United States. Certain changes in the United States economy, such as when the economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m US Treasury 3 Year Note ETF | Passive Investment Risk
Prospectus [Line Items]
Risk [Text Block]
●

Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The Fund generally does not attempt to invest the Fund’s assets in defensive positions under any market conditions, including declining markets.

F/m US Treasury 3 Year Note ETF | Tracking Error Risk
Prospectus [Line Items]
Risk [Text Block]
●

Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

F/m US Treasury 3 Year Note ETF | Affiliated Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●

Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m US Treasury 3 Year Note ETF | Duration Risk
Prospectus [Line Items]
Risk [Text Block]
●

Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

F/m US Treasury 3 Year Note ETF | U.S. Government Obligations Risk
Prospectus [Line Items]
Risk [Text Block]
●

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.

F/m US Treasury 3 Year Note ETF | Fixed-Income Market Risk
Prospectus [Line Items]
Risk [Text Block]
●

Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund’s Shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions.

F/m US Treasury 3 Year Note ETF | Income Risk
Prospectus [Line Items]
Risk [Text Block]
●

Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds.

F/m US Treasury 3 Year Note ETF | Index-Related Risk
Prospectus [Line Items]
Risk [Text Block]
●

Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m US Treasury 3 Year Note ETF | Reinvestment Risk
Prospectus [Line Items]
Risk [Text Block]
●

Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m US Treasury 3 Year Note ETF | Reverse Repurchase Agreements Risk
Prospectus [Line Items]
Risk [Text Block]
●

Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m US Treasury 3 Year Note ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m US Treasury 2 Year Note ETF | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

F/m US Treasury 2 Year Note ETF | High Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
●

High Portfolio Turnover Risk. In seeking to track the Underlying Index, the Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m US Treasury 2 Year Note ETF | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]
●

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

F/m US Treasury 2 Year Note ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]
●

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

F/m US Treasury 2 Year Note ETF | ETF Risk
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as AP. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

●

Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●

Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

F/m US Treasury 2 Year Note ETF | Securities Lending Risk
Prospectus [Line Items]
Risk [Text Block]
●

Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

F/m US Treasury 2 Year Note ETF | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
●

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m US Treasury 2 Year Note ETF | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
●

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes or technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m US Treasury 2 Year Note ETF | Risk of Investing in the United States
Prospectus [Line Items]
Risk [Text Block]
●

Risk of Investing in the United States. Certain changes in the United States economy, such as when the economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m US Treasury 2 Year Note ETF | Passive Investment Risk
Prospectus [Line Items]
Risk [Text Block]
●

Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The Fund generally does not attempt to invest the Fund’s assets in defensive positions under any market conditions, including declining markets.

F/m US Treasury 2 Year Note ETF | Tracking Error Risk
Prospectus [Line Items]
Risk [Text Block]
●

Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

F/m US Treasury 2 Year Note ETF | Affiliated Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●

Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m US Treasury 2 Year Note ETF | Duration Risk
Prospectus [Line Items]
Risk [Text Block]
●

Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

F/m US Treasury 2 Year Note ETF | U.S. Government Obligations Risk
Prospectus [Line Items]
Risk [Text Block]
●

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.

F/m US Treasury 2 Year Note ETF | Fixed-Income Market Risk
Prospectus [Line Items]
Risk [Text Block]
●

Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund’s Shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions.

F/m US Treasury 2 Year Note ETF | Income Risk
Prospectus [Line Items]
Risk [Text Block]
●

Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds.

F/m US Treasury 2 Year Note ETF | Index-Related Risk
Prospectus [Line Items]
Risk [Text Block]
●

Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m US Treasury 2 Year Note ETF | Reinvestment Risk
Prospectus [Line Items]
Risk [Text Block]
●

Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m US Treasury 2 Year Note ETF | Reverse Repurchase Agreements Risk
Prospectus [Line Items]
Risk [Text Block]
●

Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m US Treasury 2 Year Note ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m US Treasury 12 Month Bill ETF | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●

Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

F/m US Treasury 12 Month Bill ETF | High Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
●

High Portfolio Turnover Risk. In seeking to track the Underlying Index, the Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m US Treasury 12 Month Bill ETF | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]
●

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

F/m US Treasury 12 Month Bill ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]
●

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

F/m US Treasury 12 Month Bill ETF | ETF Risk
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Funds. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

●

Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●

Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

F/m US Treasury 12 Month Bill ETF | Securities Lending Risk
Prospectus [Line Items]
Risk [Text Block]
●

Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

F/m US Treasury 12 Month Bill ETF | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
●

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m US Treasury 12 Month Bill ETF | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
●

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes or technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m US Treasury 12 Month Bill ETF | Risk of Investing in the United States
Prospectus [Line Items]
Risk [Text Block]
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Risk of Investing in the United States. Certain changes in the United States economy, such as when the economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m US Treasury 12 Month Bill ETF | Passive Investment Risk
Prospectus [Line Items]
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Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The Fund generally does not attempt to invest the Fund’s assets in defensive positions under any market conditions, including declining markets.

F/m US Treasury 12 Month Bill ETF | Tracking Error Risk
Prospectus [Line Items]
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Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

F/m US Treasury 12 Month Bill ETF | Affiliated Fund Risk
Prospectus [Line Items]
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m US Treasury 12 Month Bill ETF | Duration Risk
Prospectus [Line Items]
Risk [Text Block]
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Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

F/m US Treasury 12 Month Bill ETF | U.S. Government Obligations Risk
Prospectus [Line Items]
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U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.

F/m US Treasury 12 Month Bill ETF | Fixed-Income Market Risk
Prospectus [Line Items]
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Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund’s Shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions.

F/m US Treasury 12 Month Bill ETF | Income Risk
Prospectus [Line Items]
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Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds.

F/m US Treasury 12 Month Bill ETF | Index-Related Risk
Prospectus [Line Items]
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Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m US Treasury 12 Month Bill ETF | Reinvestment Risk
Prospectus [Line Items]
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Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m US Treasury 12 Month Bill ETF | Reverse Repurchase Agreements Risk
Prospectus [Line Items]
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Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m US Treasury 12 Month Bill ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m US Treasury 6 Month Bill ETF | Cyber Security Risk
Prospectus [Line Items]
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

F/m US Treasury 6 Month Bill ETF | High Portfolio Turnover Risk
Prospectus [Line Items]
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High Portfolio Turnover Risk. In seeking to track the Underlying Index, the Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m US Treasury 6 Month Bill ETF | Interest Rate Risk
Prospectus [Line Items]
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Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

F/m US Treasury 6 Month Bill ETF | Market Risk
Prospectus [Line Items]
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Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

F/m US Treasury 6 Month Bill ETF | ETF Risk
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

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Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

F/m US Treasury 6 Month Bill ETF | Securities Lending Risk
Prospectus [Line Items]
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Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

F/m US Treasury 6 Month Bill ETF | Concentration Risk
Prospectus [Line Items]
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m US Treasury 6 Month Bill ETF | Operational Risk
Prospectus [Line Items]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes or technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m US Treasury 6 Month Bill ETF | Risk of Investing in the United States
Prospectus [Line Items]
Risk [Text Block]
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Risk of Investing in the United States. Certain changes in the United States economy, such as when the economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m US Treasury 6 Month Bill ETF | Passive Investment Risk
Prospectus [Line Items]
Risk [Text Block]
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Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The Fund generally does not attempt to invest the Fund’s assets in defensive positions under any market conditions, including declining markets.

F/m US Treasury 6 Month Bill ETF | Tracking Error Risk
Prospectus [Line Items]
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Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

F/m US Treasury 6 Month Bill ETF | Affiliated Fund Risk
Prospectus [Line Items]
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m US Treasury 6 Month Bill ETF | Duration Risk
Prospectus [Line Items]
Risk [Text Block]
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Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

F/m US Treasury 6 Month Bill ETF | U.S. Government Obligations Risk
Prospectus [Line Items]
Risk [Text Block]
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U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.

F/m US Treasury 6 Month Bill ETF | Fixed-Income Market Risk
Prospectus [Line Items]
Risk [Text Block]
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Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund’s Shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions.

F/m US Treasury 6 Month Bill ETF | Income Risk
Prospectus [Line Items]
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Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds.

F/m US Treasury 6 Month Bill ETF | Index-Related Risk
Prospectus [Line Items]
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Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m US Treasury 6 Month Bill ETF | Reinvestment Risk
Prospectus [Line Items]
Risk [Text Block]
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Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m US Treasury 6 Month Bill ETF | Reverse Repurchase Agreements Risk
Prospectus [Line Items]
Risk [Text Block]
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Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m US Treasury 6 Month Bill ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m US Treasury 3 Month Bill ETF | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

F/m US Treasury 3 Month Bill ETF | High Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
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High Portfolio Turnover Risk. In seeking to track the Underlying Index, the Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m US Treasury 3 Month Bill ETF | Interest Rate Risk
Prospectus [Line Items]
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Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

F/m US Treasury 3 Month Bill ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]
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Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

F/m US Treasury 3 Month Bill ETF | ETF Risk
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

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Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

F/m US Treasury 3 Month Bill ETF | Securities Lending Risk
Prospectus [Line Items]
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Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

F/m US Treasury 3 Month Bill ETF | Concentration Risk
Prospectus [Line Items]
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m US Treasury 3 Month Bill ETF | Operational Risk
Prospectus [Line Items]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes or technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m US Treasury 3 Month Bill ETF | Risk of Investing in the United States
Prospectus [Line Items]
Risk [Text Block]
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Risk of Investing in the United States. Certain changes in the United States economy, such as when the economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m US Treasury 3 Month Bill ETF | Passive Investment Risk
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Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The Fund generally does not attempt to invest the Fund’s assets in defensive positions under any market conditions, including declining markets.

F/m US Treasury 3 Month Bill ETF | Tracking Error Risk
Prospectus [Line Items]
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Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

F/m US Treasury 3 Month Bill ETF | Affiliated Fund Risk
Prospectus [Line Items]
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m US Treasury 3 Month Bill ETF | Duration Risk
Prospectus [Line Items]
Risk [Text Block]
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Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

F/m US Treasury 3 Month Bill ETF | U.S. Government Obligations Risk
Prospectus [Line Items]
Risk [Text Block]
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U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.

F/m US Treasury 3 Month Bill ETF | Fixed-Income Market Risk
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Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund’s Shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions.

F/m US Treasury 3 Month Bill ETF | Income Risk
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Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds.

F/m US Treasury 3 Month Bill ETF | Index-Related Risk
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Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m US Treasury 3 Month Bill ETF | Reinvestment Risk
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Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m US Treasury 3 Month Bill ETF | Reverse Repurchase Agreements Risk
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Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m US Treasury 3 Month Bill ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m 6-Month Investment Grade Corporate Bond ETF | Credit Risk [Member]
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Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to the Underlying Funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by the Fund or an Underlying Fund may cause it to default or become unable to pay interest or principal due on the security.

F/m 6-Month Investment Grade Corporate Bond ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Underlying Funds, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting the Fund’s third-party service providers, the Underlying Funds, and the Underlying Funds’ third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Underlying Funds, or their respective advisers. Successful cyber-attacks or other cyber-failures or events affecting the Fund, the Underlying Funds or third-party service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund or the Underlying Funds invest are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyberattacks or other cyber failures.

F/m 6-Month Investment Grade Corporate Bond ETF | High Portfolio Turnover Risk
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High Portfolio Turnover Risk. In seeking to track the Underlying Index, the Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m 6-Month Investment Grade Corporate Bond ETF | Interest Rate Risk
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Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund or an Underlying Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s or an Underlying Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s or an Underlying Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s or Underlying Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund or an Underlying Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s or an Underlying Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund or an Underlying Fund, which may force the Fund or Underlying Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

F/m 6-Month Investment Grade Corporate Bond ETF | Management Risk
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Management Risk. As the Fund’s portfolio will not typically replicate the Underlying Index fully, it is subject to the risk that the Adviser’s investment strategy may not produce the intended results. The Adviser’s use of a representative sampling indexing strategy to manage the Fund’s portfolio may subject the Fund to an increased risk of tracking error, in that the securities selected in aggregate for the Fund’s portfolio may not have an investment profile similar to those of the Underlying Index.

F/m 6-Month Investment Grade Corporate Bond ETF | Market Risk
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Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

F/m 6-Month Investment Grade Corporate Bond ETF | ETF Risk
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be significantly diminished trading in Fund Shares, Fund Shares may trade at a material discount to net asset value (“NAV”), and Fund Shares may possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

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Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. To the extent the Fund invests in Underlying Funds, which are also ETFs, the Fund will be further exposed to ETF risks.

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Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash, rather than on an in-kind basis. Because of this, the Fund may incur certain costs, such as brokerage costs, or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

F/m 6-Month Investment Grade Corporate Bond ETF | Securities Lending Risk
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Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breached its agreement with the Fund.

F/m 6-Month Investment Grade Corporate Bond ETF | Liquidity Risk
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Liquidity Risk. Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

F/m 6-Month Investment Grade Corporate Bond ETF | Concentration Risk
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m 6-Month Investment Grade Corporate Bond ETF | New Fund Risk
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New Fund Risk. The Fund is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Fund.

F/m 6-Month Investment Grade Corporate Bond ETF | Operational Risk
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes or technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m 6-Month Investment Grade Corporate Bond ETF | Risk of Investing in the United States
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Risk of Investing in the United States. Certain changes in the United States economy, such as when the economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m 6-Month Investment Grade Corporate Bond ETF | Passive Investment Risk
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Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Although the Fund is permitted to invest up to 100% of its assets in money market instruments for temporary defensive or liquidity purposes, the Adviser generally does not attempt to invest the Fund’s assets in defensive positions.

F/m 6-Month Investment Grade Corporate Bond ETF | Sector Concentration Risk
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Sector Concentration Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

F/m 6-Month Investment Grade Corporate Bond ETF | Tracking Error Risk
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Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

F/m 6-Month Investment Grade Corporate Bond ETF | Underlying Funds Risk
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Underlying Funds Risk. Investing in Underlying Funds may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

F/m 6-Month Investment Grade Corporate Bond ETF | Valuation Risk
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Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

F/m 6-Month Investment Grade Corporate Bond ETF | Affiliated Fund Risk
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m 6-Month Investment Grade Corporate Bond ETF | Non-U.S. Issuers Risk
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Non-U.S. Issuers Risk. Securities issued by non-U.S. issuers carry different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

F/m 6-Month Investment Grade Corporate Bond ETF | Fixed-Income Market Risk
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Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund’s Shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions. In addition, the Fund may be subject to risks associated with investments in senior non-preferred bonds (sometimes referred to as a “bail-in bonds”), which are debt securities issued by financial institutions that can be converted into equity securities if such conversion is mandated by a financial institution’s regulatory authority due to the financial institution facing the possibility of bankruptcy. The mandatory conversion of a bail-in bond into an equity security may result in a reduction in value of the security and, if the Fund holds such security when the conversion occurs, the Fund’s performance may be negatively impacted.

F/m 6-Month Investment Grade Corporate Bond ETF | Income Risk
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Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds.

F/m 6-Month Investment Grade Corporate Bond ETF | Index-Related Risk
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Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m 6-Month Investment Grade Corporate Bond ETF | Reinvestment Risk
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Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m 6-Month Investment Grade Corporate Bond ETF | Reverse Repurchase Agreements Risk
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Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m 6-Month Investment Grade Corporate Bond ETF | Corporate Bonds Risk
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Corporate Bonds Risk. Corporate bonds are typically issued by public or private companies to finance their operations and are distinct from debt securities issued by a government or its agencies. Corporate bonds may be either secured or unsecured. Corporate bonds may have more speculative characteristics in their ability to repay principal and interest than other types of fixed income securities, such as government securities. Corporate bonds contain elements of both interest-rate risk and credit risk and are subject to the risks associated with other debt securities, among other risks. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and may also be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

F/m 6-Month Investment Grade Corporate Bond ETF | Floating Rate Securities Risk
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Floating Rate Securities Risk. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed-rate securities of the same maturity. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk, which could impair their value.

F/m 6-Month Investment Grade Corporate Bond ETF | Rating Agencies Risk
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Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund or an Underlying Fund invests.

F/m 6-Month Investment Grade Corporate Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m 9-18 Month Investment Grade Corporate Bond ETF | Credit Risk [Member]
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Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to the Underlying Funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by the Fund or an Underlying Fund may cause it to default or become unable to pay interest or principal due on the security.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Underlying Funds, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting the Fund’s third-party service providers, the Underlying Funds, and the Underlying Funds’ third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Underlying Funds, or their respective advisers. Successful cyber-attacks or other cyber-failures or events affecting the Fund, the Underlying Funds or third-party service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund or the Underlying Funds invest are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyberattacks or other cyber failures.

F/m 9-18 Month Investment Grade Corporate Bond ETF | High Portfolio Turnover Risk
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High Portfolio Turnover Risk. In seeking to track the Underlying Index, the Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Interest Rate Risk
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Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund or an Underlying Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s or an Underlying Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s or an Underlying Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s or Underlying Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund or an Underlying Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s or an Underlying Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund or an Underlying Fund, which may force the Fund or Underlying Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Management Risk
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Management Risk. As the Fund’s portfolio will not typically replicate the Underlying Index fully, it is subject to the risk that the Adviser’s investment strategy may not produce the intended results. The Adviser’s use of a representative sampling indexing strategy to manage the Fund’s portfolio may subject the Fund to an increased risk of tracking error, in that the securities selected in aggregate for the Fund’s portfolio may not have an investment profile similar to those of the Underlying Index.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Market Risk
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Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

F/m 9-18 Month Investment Grade Corporate Bond ETF | ETF Risk
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●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Funds. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be significantly diminished trading in Fund Shares, Fund Shares may trade at a material discount to net asset value (“NAV”), and Fund Shares may possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

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Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. To the extent the Fund invests in Underlying Funds, which are also ETFs, the Fund will be further exposed to ETF risks.

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Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash, rather than on an in-kind basis. Because of this, the Fund may incur certain costs, such as brokerage costs, or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Securities Lending Risk
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Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breached its agreement with the Fund.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Liquidity Risk
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Liquidity Risk. Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Concentration Risk
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m 9-18 Month Investment Grade Corporate Bond ETF | New Fund Risk
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New Fund Risk. The Fund is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Fund.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Operational Risk
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes or technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Risk of Investing in the United States
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Risk of Investing in the United States. Certain changes in the United States economy, such as when the economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Passive Investment Risk
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Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Although the Fund is permitted to invest up to 100% of its assets in money market instruments for temporary defensive or liquidity purposes, the Adviser generally does not attempt to invest the Fund’s assets in defensive positions.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Sector Concentration Risk
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Sector Concentration Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Tracking Error Risk
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Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Underlying Funds Risk
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Underlying Funds Risk. Investing in Underlying Funds may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Valuation Risk
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Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Affiliated Fund Risk
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Duration Risk
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Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Non-U.S. Issuers Risk
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Non-U.S. Issuers Risk. Securities issued by non-U.S. issuers carry different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Fixed-Income Market Risk
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Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions. In addition, the Fund may be subject to risks associated with investments in senior non-preferred bonds (sometimes referred to as a “bail-in bonds”), which are debt securities issued by financial institutions that can be converted into equity securities if such conversion is mandated by a financial institution’s regulatory authority due to the financial institution facing the possibility of bankruptcy. The mandatory conversion of a bail-in bond into an equity security may result in a reduction in value of the security and, if the Fund holds such security when the conversion occurs, the Fund’s performance may be negatively impacted.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Income Risk
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Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Index-Related Risk
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Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Reinvestment Risk
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Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Reverse Repurchase Agreements Risk
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Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Corporate Bonds Risk
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Corporate Bonds Risk. Corporate bonds are typically issued by public or private companies to finance their operations and are distinct from debt securities issued by a government or its agencies. Corporate bonds may be either secured or unsecured. Corporate bonds may have more speculative characteristics in their ability to repay principal and interest than other types of fixed income securities, such as government securities. Corporate bonds contain elements of both interest-rate risk and credit risk and are subject to the risks associated with other debt securities, among other risks. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and may also be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Floating Rate Securities Risk
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Floating Rate Securities Risk. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed-rate securities of the same maturity. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk, which could impair their value.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Risk Lose Money [Member]
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Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m 2-Year Investment Grade Corporate Bond ETF | Credit Risk [Member]
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Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to the Underlying Funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by the Fund or an Underlying Fund may cause it to default or become unable to pay interest or principal due on the security.

F/m 2-Year Investment Grade Corporate Bond ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Underlying Funds, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting the Fund’s third-party service providers, the Underlying Funds, and the Underlying Funds’ third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Underlying Funds, or their respective advisers. Successful cyber-attacks or other cyber-failures or events affecting the Fund, the Underlying Funds or third-party service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund or the Underlying Funds invest are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyberattacks or other cyber failures.

F/m 2-Year Investment Grade Corporate Bond ETF | High Portfolio Turnover Risk
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High Portfolio Turnover Risk. In seeking to track the Underlying Index, the Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m 2-Year Investment Grade Corporate Bond ETF | Interest Rate Risk
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Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund or an Underlying Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s or an Underlying Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s or an Underlying Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s or Underlying Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund or an Underlying Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s or an Underlying Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund or an Underlying Fund, which may force the Fund or Underlying Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

F/m 2-Year Investment Grade Corporate Bond ETF | Management Risk
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Management Risk. As the Fund’s portfolio will not typically replicate the Underlying Index fully, it is subject to the risk that the Adviser’s investment strategy may not produce the intended results. The Adviser’s use of a representative sampling indexing strategy to manage the Fund’s portfolio may subject the Fund to an increased risk of tracking error, in that the securities selected in aggregate for the Fund’s portfolio may not have an investment profile similar to those of the Underlying Index.

F/m 2-Year Investment Grade Corporate Bond ETF | Market Risk
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Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

F/m 2-Year Investment Grade Corporate Bond ETF | ETF Risk
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●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be significantly diminished trading in Fund Shares, Fund Shares may trade at a material discount to net asset value (“NAV”), and Fund Shares may possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in ETF Shares.

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Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, The Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. To the extent the Fund invests in Underlying Funds, which are also ETFs, the Fund will be further exposed to ETF risks.

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Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash, rather than on an in-kind basis. Because of this, the Fund may incur certain costs, such as brokerage costs, or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

F/m 2-Year Investment Grade Corporate Bond ETF | Securities Lending Risk
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Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breached its agreement with the Fund.

F/m 2-Year Investment Grade Corporate Bond ETF | Liquidity Risk
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Liquidity Risk. Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

F/m 2-Year Investment Grade Corporate Bond ETF | Concentration Risk
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m 2-Year Investment Grade Corporate Bond ETF | New Fund Risk
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New Fund Risk. The Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Fund.

F/m 2-Year Investment Grade Corporate Bond ETF | Operational Risk
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes or technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m 2-Year Investment Grade Corporate Bond ETF | Risk of Investing in the United States
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Risk of Investing in the United States. Certain changes in the United States economy, such as when the economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m 2-Year Investment Grade Corporate Bond ETF | Passive Investment Risk
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Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Although the Fund is permitted to invest up to 100% of its assets in money market instruments for temporary defensive or liquidity purposes, the Adviser generally does not attempt to invest the Fund’s assets in defensive positions.

F/m 2-Year Investment Grade Corporate Bond ETF | Sector Concentration Risk
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Sector Concentration Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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Financials Sector Risk. Financial Sector Risk is a principal risk of investing in the Fund. The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely

F/m 2-Year Investment Grade Corporate Bond ETF | Tracking Error Risk
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Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

F/m 2-Year Investment Grade Corporate Bond ETF | Underlying Funds Risk
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Underlying Funds Risk. Investing in Underlying Funds may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

F/m 2-Year Investment Grade Corporate Bond ETF | Valuation Risk
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Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

F/m 2-Year Investment Grade Corporate Bond ETF | Affiliated Fund Risk
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m 2-Year Investment Grade Corporate Bond ETF | Duration Risk
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Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

F/m 2-Year Investment Grade Corporate Bond ETF | Non-U.S. Issuers Risk
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Non-U.S. Issuers Risk. Securities issued by non-U.S. issuers carry different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

F/m 2-Year Investment Grade Corporate Bond ETF | Fixed-Income Market Risk
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Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund’s Shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions. In addition, the Fund may be subject to risks associated with investments in senior non-preferred bonds (sometimes referred to as a “bail-in bonds”), which are debt securities issued by financial institutions that can be converted into equity securities if such conversion is mandated by a financial institution’s regulatory authority due to the financial institution facing the possibility of bankruptcy. The mandatory conversion of a bail-in bond into an equity security may result in a reduction in value of the security and, if the Fund holds such security when the conversion occurs, the Fund’s performance may be negatively impacted.

F/m 2-Year Investment Grade Corporate Bond ETF | Income Risk
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Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds.

F/m 2-Year Investment Grade Corporate Bond ETF | Index-Related Risk
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Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m 2-Year Investment Grade Corporate Bond ETF | Reinvestment Risk
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Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m 2-Year Investment Grade Corporate Bond ETF | Reverse Repurchase Agreements Risk
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Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m 2-Year Investment Grade Corporate Bond ETF | Corporate Bonds Risk
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Corporate Bonds Risk. Corporate bonds are typically issued by public or private companies to finance their operations and are distinct from debt securities issued by a government or its agencies. Corporate bonds may be either secured or unsecured. Corporate bonds may have more speculative characteristics in their ability to repay principal and interest than other types of fixed income securities, such as government securities. Corporate bonds contain elements of both interest-rate risk and credit risk and are subject to the risks associated with other debt securities, among other risks. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and may also be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

F/m 2-Year Investment Grade Corporate Bond ETF | Rating Agencies Risk
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Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund or an Underlying Fund invests.

F/m 2-Year Investment Grade Corporate Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m 3-Year Investment Grade Corporate Bond ETF | Credit Risk [Member]
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Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to the Underlying Funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by the Fund or an Underlying Fund may cause it to default or become unable to pay interest or principal due on the security.

F/m 3-Year Investment Grade Corporate Bond ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Underlying Funds, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting the Fund’s third-party service providers, the Underlying Funds, and the Underlying Funds’ third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Underlying Funds, or their respective advisers. Successful cyber-attacks or other cyber-failures or events affecting the Fund, the Underlying Funds or third-party service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund or the Underlying Funds invest are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyberattacks or other cyber failures.

F/m 3-Year Investment Grade Corporate Bond ETF | High Portfolio Turnover Risk
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High Portfolio Turnover Risk. In seeking to track the Underlying Index, the Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m 3-Year Investment Grade Corporate Bond ETF | Interest Rate Risk
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Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund or an Underlying Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s or an Underlying Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s or an Underlying Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s or Underlying Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund or an Underlying Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s or an Underlying Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund or an Underlying Fund, which may force the Fund or Underlying Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

F/m 3-Year Investment Grade Corporate Bond ETF | Management Risk
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Management Risk. As the Fund’s portfolio will not typically replicate the Underlying Index fully, it is subject to the risk that the Adviser’s investment strategy may not produce the intended results. The Adviser’s use of a representative sampling indexing strategy to manage the Fund’s portfolio may subject the Fund to an increased risk of tracking error, in that the securities selected in aggregate for the Fund’s portfolio may not have an investment profile similar to those of the Underlying Index.

F/m 3-Year Investment Grade Corporate Bond ETF | Market Risk
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Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

F/m 3-Year Investment Grade Corporate Bond ETF | ETF Risk
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be significantly diminished trading in Fund Shares, Fund Shares may trade at a material discount to net asset value (“NAV”), and Fund Shares may possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

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Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange, The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. To the extent the Fund invests in Underlying Funds, which are also ETFs, the Fund will be further exposed to ETF risks.

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Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash, rather than on an in-kind basis. Because of this, the Fund may incur certain costs, such as brokerage costs, or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

F/m 3-Year Investment Grade Corporate Bond ETF | Securities Lending Risk
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Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breached its agreement with the Fund.

F/m 3-Year Investment Grade Corporate Bond ETF | Liquidity Risk
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Liquidity Risk. Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

F/m 3-Year Investment Grade Corporate Bond ETF | Concentration Risk
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m 3-Year Investment Grade Corporate Bond ETF | New Fund Risk
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New Fund Risk. The Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Fund.

F/m 3-Year Investment Grade Corporate Bond ETF | Operational Risk
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes or technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m 3-Year Investment Grade Corporate Bond ETF | Risk of Investing in the United States
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Risk of Investing in the United States. Certain changes in the United States economy, such as when the economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m 3-Year Investment Grade Corporate Bond ETF | Passive Investment Risk
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Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Although the Fund is permitted to invest up to 100% of its assets in money market instruments for temporary defensive or liquidity purposes, the Adviser generally does not attempt to invest the Fund’s assets in defensive positions.

F/m 3-Year Investment Grade Corporate Bond ETF | Sector Concentration Risk
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Sector Concentration Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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Financials Sector Risk. Financial Sector Risk is a principal risk of investing in the Fund. The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely

F/m 3-Year Investment Grade Corporate Bond ETF | Tracking Error Risk
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Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

F/m 3-Year Investment Grade Corporate Bond ETF | Underlying Funds Risk
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Underlying Funds Risk. Investing in Underlying Funds may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

F/m 3-Year Investment Grade Corporate Bond ETF | Valuation Risk
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Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

F/m 3-Year Investment Grade Corporate Bond ETF | Affiliated Fund Risk
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m 3-Year Investment Grade Corporate Bond ETF | Duration Risk
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Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

F/m 3-Year Investment Grade Corporate Bond ETF | Non-U.S. Issuers Risk
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Non-U.S. Issuers Risk. Securities issued by non-U.S. issuers carry different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

F/m 3-Year Investment Grade Corporate Bond ETF | Fixed-Income Market Risk
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Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund’s Shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions. In addition, the Fund may be subject to risks associated with investments in senior non-preferred bonds (sometimes referred to as a “bail-in bonds”), which are debt securities issued by financial institutions that can be converted into equity securities if such conversion is mandated by a financial institution’s regulatory authority due to the financial institution facing the possibility of bankruptcy. The mandatory conversion of a bail-in bond into an equity security may result in a reduction in value of the security and, if the Fund holds such security when the conversion occurs, the Fund’s performance may be negatively impacted.

F/m 3-Year Investment Grade Corporate Bond ETF | Income Risk
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Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds.

F/m 3-Year Investment Grade Corporate Bond ETF | Index-Related Risk
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Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m 3-Year Investment Grade Corporate Bond ETF | Reinvestment Risk
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Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m 3-Year Investment Grade Corporate Bond ETF | Reverse Repurchase Agreements Risk
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Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m 3-Year Investment Grade Corporate Bond ETF | Corporate Bonds Risk
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Corporate Bonds Risk. Corporate bonds are typically issued by public or private companies to finance their operations and are distinct from debt securities issued by a government or its agencies. Corporate bonds may be either secured or unsecured. Corporate bonds may have more speculative characteristics in their ability to repay principal and interest than other types of fixed income securities, such as government securities. Corporate bonds contain elements of both interest-rate risk and credit risk and are subject to the risks associated with other debt securities, among other risks. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and may also be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

F/m 3-Year Investment Grade Corporate Bond ETF | Rating Agencies Risk
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Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund or an Underlying Fund invests.

F/m 3-Year Investment Grade Corporate Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m 5-Year Investment Grade Corporate Bond ETF | Credit Risk [Member]
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Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to the Underlying Funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by the Fund or an Underlying Fund may cause it to default or become unable to pay interest or principal due on the security.

F/m 5-Year Investment Grade Corporate Bond ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Underlying Funds, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting the Fund’s third-party service providers, the Underlying Funds, and the Underlying Funds’ third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Underlying Funds, or their respective advisers. Successful cyber-attacks or other cyber-failures or events affecting the Fund, the Underlying Funds or third-party service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund or the Underlying Funds invest are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyberattacks or other cyber failures.

F/m 5-Year Investment Grade Corporate Bond ETF | High Portfolio Turnover Risk
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High Portfolio Turnover Risk. In seeking to track the Underlying Index, the Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m 5-Year Investment Grade Corporate Bond ETF | Interest Rate Risk
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Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund or an Underlying Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s or an Underlying Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s or an Underlying Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s or Underlying Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund or an Underlying Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s or an Underlying Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund or an Underlying Fund, which may force the Fund or Underlying Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

F/m 5-Year Investment Grade Corporate Bond ETF | Management Risk
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Management Risk. As the Fund’s portfolio will not typically replicate the Underlying Index fully, it is subject to the risk that the Adviser’s investment strategy may not produce the intended results. The Adviser’s use of a representative sampling indexing strategy to manage the Fund’s portfolio may subject the Fund to an increased risk of tracking error, in that the securities selected in aggregate for the Fund’s portfolio may not have an investment profile similar to those of the Underlying Index.

F/m 5-Year Investment Grade Corporate Bond ETF | Market Risk
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Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

F/m 5-Year Investment Grade Corporate Bond ETF | ETF Risk
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●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be significantly diminished trading in Fund Shares, Fund Shares may trade at a material discount to net asset value (“NAV”), and Fund Shares may possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

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Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. To the extent the Fund invests in Underlying Funds, which are also ETFs, the Fund will be further exposed to ETF risks.

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Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash, rather than on an in-kind basis. Because of this, the Fund may incur certain costs, such as brokerage costs, or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

F/m 5-Year Investment Grade Corporate Bond ETF | Securities Lending Risk
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Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breached its agreement with the Fund.

F/m 5-Year Investment Grade Corporate Bond ETF | Liquidity Risk
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Liquidity Risk. Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

F/m 5-Year Investment Grade Corporate Bond ETF | Concentration Risk
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m 5-Year Investment Grade Corporate Bond ETF | New Fund Risk
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New Fund Risk. The Fund is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Fund.

F/m 5-Year Investment Grade Corporate Bond ETF | Operational Risk
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes or technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m 5-Year Investment Grade Corporate Bond ETF | Risk of Investing in the United States
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Risk of Investing in the United States. Certain changes in the United States economy, such as when the economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m 5-Year Investment Grade Corporate Bond ETF | Passive Investment Risk
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Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Although the Fund is permitted to invest up to 100% of its assets in money market instruments for temporary defensive or liquidity purposes, the Adviser generally does not attempt to invest the Fund’s assets in defensive positions.

F/m 5-Year Investment Grade Corporate Bond ETF | Sector Concentration Risk
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Sector Concentration Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

F/m 5-Year Investment Grade Corporate Bond ETF | Tracking Error Risk
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Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

F/m 5-Year Investment Grade Corporate Bond ETF | Underlying Funds Risk
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Underlying Funds Risk. Investing in Underlying Funds may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

F/m 5-Year Investment Grade Corporate Bond ETF | Valuation Risk
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Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

F/m 5-Year Investment Grade Corporate Bond ETF | Affiliated Fund Risk
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m 5-Year Investment Grade Corporate Bond ETF | Duration Risk
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Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

F/m 5-Year Investment Grade Corporate Bond ETF | Non-U.S. Issuers Risk
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Non-U.S. Issuers Risk. Securities issued by non-U.S. issuers carry different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

F/m 5-Year Investment Grade Corporate Bond ETF | Fixed-Income Market Risk
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Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions. In addition, the Fund may be subject to risks associated with investments in senior non-preferred bonds (sometimes referred to as a “bail-in bonds”), which are debt securities issued by financial institutions that can be converted into equity securities if such conversion is mandated by a financial institution’s regulatory authority due to the financial institution facing the possibility of bankruptcy. The mandatory conversion of a bail-in bond into an equity security may result in a reduction in value of the security and, if the Fund holds such security when the conversion occurs, the Fund’s performance may be negatively impacted.

F/m 5-Year Investment Grade Corporate Bond ETF | Income Risk
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Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds.

F/m 5-Year Investment Grade Corporate Bond ETF | Index-Related Risk
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Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m 5-Year Investment Grade Corporate Bond ETF | Reinvestment Risk
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Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m 5-Year Investment Grade Corporate Bond ETF | Reverse Repurchase Agreements Risk
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Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m 5-Year Investment Grade Corporate Bond ETF | Corporate Bonds Risk
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Corporate Bonds Risk. Corporate bonds are typically issued by public or private companies to finance their operations and are distinct from debt securities issued by a government or its agencies. Corporate bonds may be either secured or unsecured. Corporate bonds may have more speculative characteristics in their ability to repay principal and interest than other types of fixed income securities, such as government securities. Corporate bonds contain elements of both interest-rate risk and credit risk and are subject to the risks associated with other debt securities, among other risks. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and may also be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

F/m 5-Year Investment Grade Corporate Bond ETF | Rating Agencies Risk
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Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund or an Underlying Fund invests.

F/m 5-Year Investment Grade Corporate Bond ETF | Risk Lose Money [Member]
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Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m 7-Year Investment Grade Corporate Bond ETF | Credit Risk [Member]
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Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to the Underlying Funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by the Fund or an Underlying Fund may cause it to default or become unable to pay interest or principal due on the security.

F/m 7-Year Investment Grade Corporate Bond ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Underlying Funds, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting the Fund’s third-party service providers, the Underlying Funds, and the Underlying Funds’ third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Underlying Funds, or their respective advisers. Successful cyber-attacks or other cyber-failures or events affecting the Fund, the Underlying Funds or third-party service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund or the Underlying Funds invest are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyberattacks or other cyber failures.

F/m 7-Year Investment Grade Corporate Bond ETF | High Portfolio Turnover Risk
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High Portfolio Turnover Risk. In seeking to track the Underlying Index, the Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m 7-Year Investment Grade Corporate Bond ETF | Interest Rate Risk
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Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund or an Underlying Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s or an Underlying Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s or an Underlying Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s or Underlying Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund or an Underlying Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s or an Underlying Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund or an Underlying Fund, which may force the Fund or Underlying Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

F/m 7-Year Investment Grade Corporate Bond ETF | Management Risk
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Management Risk. As the Fund’s portfolio will not typically replicate the Underlying Index fully, it is subject to the risk that the Adviser’s investment strategy may not produce the intended results. The Adviser’s use of a representative sampling indexing strategy to manage the Fund’s portfolio may subject the Fund to an increased risk of tracking error, in that the securities selected in aggregate for the Fund’s portfolio may not have an investment profile similar to those of the Underlying Index.

F/m 7-Year Investment Grade Corporate Bond ETF | Market Risk
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Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

F/m 7-Year Investment Grade Corporate Bond ETF | ETF Risk
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●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be significantly diminished trading in Fund Shares, Fund Shares may trade at a material discount to net asset value (“NAV”), and Fund Shares may possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

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Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. To the extent the Fund invests in Underlying Funds, which are also ETFs, the Fund will be further exposed to ETF risks.

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Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash, rather than on an in-kind basis. Because of this, the Fund may incur certain costs, such as brokerage costs, or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

F/m 7-Year Investment Grade Corporate Bond ETF | Securities Lending Risk
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Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breached its agreement with the Fund.

F/m 7-Year Investment Grade Corporate Bond ETF | Liquidity Risk
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Liquidity Risk. Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

F/m 7-Year Investment Grade Corporate Bond ETF | Concentration Risk
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m 7-Year Investment Grade Corporate Bond ETF | New Fund Risk
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New Fund Risk. The Fund is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Fund.

F/m 7-Year Investment Grade Corporate Bond ETF | Operational Risk
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes or technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m 7-Year Investment Grade Corporate Bond ETF | Risk of Investing in the United States
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Risk of Investing in the United States. Certain changes in the United States economy, such as when the economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m 7-Year Investment Grade Corporate Bond ETF | Passive Investment Risk
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Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Although the Fund is permitted to invest up to 100% of its assets in money market instruments for temporary defensive or liquidity purposes, the Adviser generally does not attempt to invest the Fund’s assets in defensive positions.

F/m 7-Year Investment Grade Corporate Bond ETF | Sector Concentration Risk
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Sector Concentration Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

F/m 7-Year Investment Grade Corporate Bond ETF | Tracking Error Risk
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Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

F/m 7-Year Investment Grade Corporate Bond ETF | Underlying Funds Risk
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Underlying Funds Risk. Investing in Underlying Funds may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

F/m 7-Year Investment Grade Corporate Bond ETF | Valuation Risk
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Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

F/m 7-Year Investment Grade Corporate Bond ETF | Affiliated Fund Risk
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m 7-Year Investment Grade Corporate Bond ETF | Duration Risk
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Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

F/m 7-Year Investment Grade Corporate Bond ETF | Non-U.S. Issuers Risk
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Non-U.S. Issuers Risk. Securities issued by non-U.S. issuers carry different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

F/m 7-Year Investment Grade Corporate Bond ETF | Fixed-Income Market Risk
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Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund’s Shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions. In addition, the Fund may be subject to risks associated with investments in senior non-preferred bonds (sometimes referred to as a “bail-in bonds”), which are debt securities issued by financial institutions that can be converted into equity securities if such conversion is mandated by a financial institution’s regulatory authority due to the financial institution facing the possibility of bankruptcy. The mandatory conversion of a bail-in bond into an equity security may result in a reduction in value of the security and, if the Fund holds such security when the conversion occurs, the Fund’s performance may be negatively impacted.

F/m 7-Year Investment Grade Corporate Bond ETF | Income Risk
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Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds.

F/m 7-Year Investment Grade Corporate Bond ETF | Index-Related Risk
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Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m 7-Year Investment Grade Corporate Bond ETF | Reinvestment Risk
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Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m 7-Year Investment Grade Corporate Bond ETF | Reverse Repurchase Agreements Risk
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Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m 7-Year Investment Grade Corporate Bond ETF | Corporate Bonds Risk
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Corporate Bonds Risk. Corporate bonds are typically issued by public or private companies to finance their operations and are distinct from debt securities issued by a government or its agencies. Corporate bonds may be either secured or unsecured. Corporate bonds may have more speculative characteristics in their ability to repay principal and interest than other types of fixed income securities, such as government securities. Corporate bonds contain elements of both interest-rate risk and credit risk and are subject to the risks associated with other debt securities, among other risks. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and may also be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

F/m 7-Year Investment Grade Corporate Bond ETF | Rating Agencies Risk
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Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund or an Underlying Fund invests.

F/m 7-Year Investment Grade Corporate Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m 10-Year Investment Grade Corporate Bond ETF | Credit Risk [Member]
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Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to the Underlying Funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by the Fund or an Underlying Fund may cause it to default or become unable to pay interest or principal due on the security.

F/m 10-Year Investment Grade Corporate Bond ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Underlying Funds, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting the Fund’s third-party service providers, the Underlying Funds, and the Underlying Funds’ third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Underlying Funds, or their respective advisers. Successful cyber-attacks or other cyber-failures or events affecting the Fund, the Underlying Funds or third-party service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund or the Underlying Funds invest are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyberattacks or other cyber failures.

F/m 10-Year Investment Grade Corporate Bond ETF | High Portfolio Turnover Risk
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High Portfolio Turnover Risk. In seeking to track the Underlying Index, the Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m 10-Year Investment Grade Corporate Bond ETF | Interest Rate Risk
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Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund or an Underlying Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s or an Underlying Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s or an Underlying Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s or Underlying Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund or an Underlying Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s or an Underlying Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund or an Underlying Fund, which may force the Fund or Underlying Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

F/m 10-Year Investment Grade Corporate Bond ETF | Management Risk
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Management Risk. As the Fund’s portfolio will not typically replicate the Underlying Index fully, it is subject to the risk that the Adviser’s investment strategy may not produce the intended results. The Adviser’s use of a representative sampling indexing strategy to manage the Fund’s portfolio may subject the Fund to an increased risk of tracking error, in that the securities selected in aggregate for the Fund’s portfolio may not have an investment profile similar to those of the Underlying Index.

F/m 10-Year Investment Grade Corporate Bond ETF | Market Risk
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Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

F/m 10-Year Investment Grade Corporate Bond ETF | ETF Risk
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●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be significantly diminished trading in Fund Shares, Fund Shares may trade at a material discount to net asset value (“NAV”), and Fund Shares may possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

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Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. To the extent the Fund invests in Underlying Funds, which are also ETFs, the Fund will be further exposed to ETF risks.

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Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash, rather than on an in-kind basis. Because of this, the Fund may incur certain costs, such as brokerage costs, or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

F/m 10-Year Investment Grade Corporate Bond ETF | Securities Lending Risk
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Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breached its agreement with the Fund.

F/m 10-Year Investment Grade Corporate Bond ETF | Liquidity Risk
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Liquidity Risk. Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

F/m 10-Year Investment Grade Corporate Bond ETF | Concentration Risk
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m 10-Year Investment Grade Corporate Bond ETF | New Fund Risk
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New Fund Risk. The Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Fund.

F/m 10-Year Investment Grade Corporate Bond ETF | Operational Risk
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes or technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m 10-Year Investment Grade Corporate Bond ETF | Risk of Investing in the United States
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Risk of Investing in the United States. Certain changes in the United States economy, such as when the economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m 10-Year Investment Grade Corporate Bond ETF | Passive Investment Risk
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Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Although the Fund is permitted to invest up to 100% of its assets in money market instruments for temporary defensive or liquidity purposes, the Adviser generally does not attempt to invest the Fund’s assets in defensive positions.

F/m 10-Year Investment Grade Corporate Bond ETF | Sector Concentration Risk
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Sector Concentration Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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Financials Sector Risk. Financial Sector Risk is a principal risk of investing in the Fund. The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely

F/m 10-Year Investment Grade Corporate Bond ETF | Tracking Error Risk
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Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

F/m 10-Year Investment Grade Corporate Bond ETF | Underlying Funds Risk
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Underlying Funds Risk. Investing in Underlying Funds may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

F/m 10-Year Investment Grade Corporate Bond ETF | Valuation Risk
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Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available

F/m 10-Year Investment Grade Corporate Bond ETF | Affiliated Fund Risk
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m 10-Year Investment Grade Corporate Bond ETF | Duration Risk
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Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

F/m 10-Year Investment Grade Corporate Bond ETF | Non-U.S. Issuers Risk
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Non-U.S. Issuers Risk. Securities issued by non-U.S. issuers carry different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

F/m 10-Year Investment Grade Corporate Bond ETF | Fixed-Income Market Risk
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Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund’s Shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions. In addition, the Fund may be subject to risks associated with investments in senior non-preferred bonds (sometimes referred to as a “bail-in bonds”), which are debt securities issued by financial institutions that can be converted into equity securities if such conversion is mandated by a financial institution’s regulatory authority due to the financial institution facing the possibility of bankruptcy. The mandatory conversion of a bail-in bond into an equity security may result in a reduction in value of the security and, if the Fund holds such security when the conversion occurs, the Fund’s performance may be negatively impacted.

F/m 10-Year Investment Grade Corporate Bond ETF | Income Risk
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Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds.

F/m 10-Year Investment Grade Corporate Bond ETF | Index-Related Risk
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Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m 10-Year Investment Grade Corporate Bond ETF | Reinvestment Risk
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Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m 10-Year Investment Grade Corporate Bond ETF | Reverse Repurchase Agreements Risk
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Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m 10-Year Investment Grade Corporate Bond ETF | Corporate Bonds Risk
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Corporate Bonds Risk. Corporate bonds are typically issued by public or private companies to finance their operations and are distinct from debt securities issued by a government or its agencies. Corporate bonds may be either secured or unsecured. Corporate bonds may have more speculative characteristics in their ability to repay principal and interest than other types of fixed income securities, such as government securities. Corporate bonds contain elements of both interest-rate risk and credit risk and are subject to the risks associated with other debt securities, among other risks. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and may also be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

F/m 10-Year Investment Grade Corporate Bond ETF | Rating Agencies Risk
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Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund or an Underlying Fund invests.

F/m 10-Year Investment Grade Corporate Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m 20-Year Investment Grade Corporate Bond ETF | Credit Risk [Member]
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Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to the Underlying Funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by the Fund or an Underlying Fund may cause it to default or become unable to pay interest or principal due on the security.

F/m 20-Year Investment Grade Corporate Bond ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Underlying Funds, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting the Fund’s third-party service providers, the Underlying Funds, and the Underlying Funds’ third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Underlying Funds, or their respective advisers. Successful cyber-attacks or other cyber-failures or events affecting the Fund, the Underlying Funds or third-party service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund or the Underlying Funds invest are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyberattacks or other cyber failures.

F/m 20-Year Investment Grade Corporate Bond ETF | High Portfolio Turnover Risk
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High Portfolio Turnover Risk. In seeking to track the Underlying Index, the Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m 20-Year Investment Grade Corporate Bond ETF | Interest Rate Risk
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Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund or an Underlying Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s or an Underlying Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s or an Underlying Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s or Underlying Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund or an Underlying Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s or an Underlying Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund or an Underlying Fund, which may force the Fund or Underlying Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

F/m 20-Year Investment Grade Corporate Bond ETF | Management Risk
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Management Risk. As the Fund’s portfolio will not typically replicate the Underlying Index fully, it is subject to the risk that the Adviser’s investment strategy may not produce the intended results. The Adviser’s use of a representative sampling indexing strategy to manage the Fund’s portfolio may subject the Fund to an increased risk of tracking error, in that the securities selected in aggregate for the Fund’s portfolio may not have an investment profile similar to those of the Underlying Index.

F/m 20-Year Investment Grade Corporate Bond ETF | Market Risk
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Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

F/m 20-Year Investment Grade Corporate Bond ETF | ETF Risk
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●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be significantly diminished trading in Fund Shares, Fund Shares may trade at a material discount to net asset value (“NAV”), and Fund Shares may possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

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Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. To the extent the Fund invests in Underlying Funds, which are also ETFs, the Fund will be further exposed to ETF risks.

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Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash, rather than on an in-kind basis. Because of this, the Fund may incur certain costs, such as brokerage costs, or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

F/m 20-Year Investment Grade Corporate Bond ETF | Securities Lending Risk
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Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breached its agreement with the Fund.

F/m 20-Year Investment Grade Corporate Bond ETF | Liquidity Risk
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Liquidity Risk. Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

F/m 20-Year Investment Grade Corporate Bond ETF | Concentration Risk
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m 20-Year Investment Grade Corporate Bond ETF | New Fund Risk
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New Fund Risk. The Fund is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Fund.

F/m 20-Year Investment Grade Corporate Bond ETF | Operational Risk
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes or technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m 20-Year Investment Grade Corporate Bond ETF | Risk of Investing in the United States
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Risk of Investing in the United States. Certain changes in the United States economy, such as when the economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m 20-Year Investment Grade Corporate Bond ETF | Passive Investment Risk
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Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Although the Fund is permitted to invest up to 100% of its assets in money market instruments for temporary defensive or liquidity purposes, the Adviser generally does not attempt to invest the Fund’s assets in defensive positions.

F/m 20-Year Investment Grade Corporate Bond ETF | Sector Concentration Risk
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Sector Concentration Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

F/m 20-Year Investment Grade Corporate Bond ETF | Tracking Error Risk
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Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

F/m 20-Year Investment Grade Corporate Bond ETF | Underlying Funds Risk
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Underlying Funds Risk. Investing in Underlying Funds may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

F/m 20-Year Investment Grade Corporate Bond ETF | Valuation Risk
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Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

F/m 20-Year Investment Grade Corporate Bond ETF | Affiliated Fund Risk
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m 20-Year Investment Grade Corporate Bond ETF | Duration Risk
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Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

F/m 20-Year Investment Grade Corporate Bond ETF | Non-U.S. Issuers Risk
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Non-U.S. Issuers Risk. Securities issued by non-U.S. issuers carry different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

F/m 20-Year Investment Grade Corporate Bond ETF | Fixed-Income Market Risk
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Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions. In addition, the Fund may be subject to risks associated with investments in senior non-preferred bonds (sometimes referred to as a “bail-in bonds”), which are debt securities issued by financial institutions that can be converted into equity securities if such conversion is mandated by a financial institution’s regulatory authority due to the financial institution facing the possibility of bankruptcy. The mandatory conversion of a bail-in bond into an equity security may result in a reduction in value of the security and, if the Fund holds such security when the conversion occurs, the Fund’s performance may be negatively impacted.

F/m 20-Year Investment Grade Corporate Bond ETF | Income Risk
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Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds.

F/m 20-Year Investment Grade Corporate Bond ETF | Index-Related Risk
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Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m 20-Year Investment Grade Corporate Bond ETF | Reinvestment Risk
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Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m 20-Year Investment Grade Corporate Bond ETF | Reverse Repurchase Agreements Risk
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Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m 20-Year Investment Grade Corporate Bond ETF | Corporate Bonds Risk
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Corporate Bonds Risk. Corporate bonds are typically issued by public or private companies to finance their operations and are distinct from debt securities issued by a government or its agencies. Corporate bonds may be either secured or unsecured. Corporate bonds may have more speculative characteristics in their ability to repay principal and interest than other types of fixed income securities, such as government securities. Corporate bonds contain elements of both interest-rate risk and credit risk and are subject to the risks associated with other debt securities, among other risks. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and may also be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

F/m 20-Year Investment Grade Corporate Bond ETF | Rating Agencies Risk
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Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund or an Underlying Fund invests.

F/m 20-Year Investment Grade Corporate Bond ETF | Risk Lose Money [Member]
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Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m 30-Year Investment Grade Corporate Bond ETF | Credit Risk [Member]
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Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to the Underlying Funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by the Fund or an Underlying Fund may cause it to default or become unable to pay interest or principal due on the security.

F/m 30-Year Investment Grade Corporate Bond ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Underlying Funds, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting the Fund’s third-party service providers, the Underlying Funds, and the Underlying Funds’ third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Underlying Funds, or their respective advisers. Successful cyber-attacks or other cyber-failures or events affecting the Fund, the Underlying Funds or third-party service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund or the Underlying Funds invest are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyberattacks or other cyber failures.

F/m 30-Year Investment Grade Corporate Bond ETF | High Portfolio Turnover Risk
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High Portfolio Turnover Risk. In seeking to track the Underlying Index, the Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m 30-Year Investment Grade Corporate Bond ETF | Interest Rate Risk
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Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund or an Underlying Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s or an Underlying Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s or an Underlying Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s or Underlying Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund or an Underlying Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s or an Underlying Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund or an Underlying Fund, which may force the Fund or Underlying Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

F/m 30-Year Investment Grade Corporate Bond ETF | Management Risk
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Management Risk. As the Fund’s portfolio will not typically replicate the Underlying Index fully, it is subject to the risk that the Adviser’s investment strategy may not produce the intended results. The Adviser’s use of a representative sampling indexing strategy to manage the Fund’s portfolio may subject the Fund to an increased risk of tracking error, in that the securities selected in aggregate for the Fund’s portfolio may not have an investment profile similar to those of the Underlying Index.

F/m 30-Year Investment Grade Corporate Bond ETF | Market Risk
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Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

F/m 30-Year Investment Grade Corporate Bond ETF | ETF Risk
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●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be significantly diminished trading in Fund Shares, Fund Shares may trade at a material discount to net asset value (“NAV”), and Fund Shares may possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

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Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. To the extent the Fund invests in Underlying Funds, which are also ETFs, the Fund will be further exposed to ETF risks.

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Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash, rather than on an in-kind basis. Because of this, the Fund may incur certain costs, such as brokerage costs, or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

F/m 30-Year Investment Grade Corporate Bond ETF | Securities Lending Risk
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Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breached its agreement with the Fund.

F/m 30-Year Investment Grade Corporate Bond ETF | Liquidity Risk
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Liquidity Risk. Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

F/m 30-Year Investment Grade Corporate Bond ETF | Concentration Risk
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m 30-Year Investment Grade Corporate Bond ETF | New Fund Risk
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New Fund Risk. The Fund is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Fund.

F/m 30-Year Investment Grade Corporate Bond ETF | Operational Risk
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes or technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m 30-Year Investment Grade Corporate Bond ETF | Risk of Investing in the United States
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Risk of Investing in the United States. Certain changes in the United States economy, such as when the economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m 30-Year Investment Grade Corporate Bond ETF | Passive Investment Risk
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Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Although the Fund is permitted to invest up to 100% of its assets in money market instruments for temporary defensive or liquidity purposes, the Adviser generally does not attempt to invest the Fund’s assets in defensive positions.

F/m 30-Year Investment Grade Corporate Bond ETF | Sector Concentration Risk
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Sector Concentration Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

F/m 30-Year Investment Grade Corporate Bond ETF | Tracking Error Risk
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Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

F/m 30-Year Investment Grade Corporate Bond ETF | Underlying Funds Risk
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Underlying Funds Risk. Investing in Underlying Funds may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

F/m 30-Year Investment Grade Corporate Bond ETF | Valuation Risk
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Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

F/m 30-Year Investment Grade Corporate Bond ETF | Affiliated Fund Risk
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m 30-Year Investment Grade Corporate Bond ETF | Duration Risk
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Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

F/m 30-Year Investment Grade Corporate Bond ETF | Non-U.S. Issuers Risk
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Non-U.S. Issuers Risk. Securities issued by non-U.S. issuers carry different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

F/m 30-Year Investment Grade Corporate Bond ETF | Fixed-Income Market Risk
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Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund’s Shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions. In addition, the Fund may be subject to risks associated with investments in senior non-preferred bonds (sometimes referred to as a “bail-in bonds”), which are debt securities issued by financial institutions that can be converted into equity securities if such conversion is mandated by a financial institution’s regulatory authority due to the financial institution facing the possibility of bankruptcy. The mandatory conversion of a bail-in bond into an equity security may result in a reduction in value of the security and, if the Fund holds such security when the conversion occurs, the Fund’s performance may be negatively impacted.

F/m 30-Year Investment Grade Corporate Bond ETF | Income Risk
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Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds.

F/m 30-Year Investment Grade Corporate Bond ETF | Index-Related Risk
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Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m 30-Year Investment Grade Corporate Bond ETF | Reinvestment Risk
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Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m 30-Year Investment Grade Corporate Bond ETF | Reverse Repurchase Agreements Risk
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Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m 30-Year Investment Grade Corporate Bond ETF | Corporate Bonds Risk
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Corporate Bonds Risk. Corporate bonds are typically issued by public or private companies to finance their operations and are distinct from debt securities issued by a government or its agencies. Corporate bonds may be either secured or unsecured. Corporate bonds may have more speculative characteristics in their ability to repay principal and interest than other types of fixed income securities, such as government securities. Corporate bonds contain elements of both interest-rate risk and credit risk and are subject to the risks associated with other debt securities, among other risks. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and may also be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

F/m 30-Year Investment Grade Corporate Bond ETF | Rating Agencies Risk
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Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund or an Underlying Fund invests.

F/m 30-Year Investment Grade Corporate Bond ETF | Risk Lose Money [Member]
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Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m 15+ Year Investment Grade Corporate Bond ETF | Credit Risk [Member]
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Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to the Underlying Funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by the Fund or an Underlying Fund may cause it to default or become unable to pay interest or principal due on the security.

F/m 15+ Year Investment Grade Corporate Bond ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Underlying Funds, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting the Fund’s third-party service providers, the Underlying Funds, and the Underlying Funds’ third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Underlying Funds, or their respective advisers. Successful cyber-attacks or other cyber-failures or events affecting the Fund, the Underlying Funds or third-party service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund or the Underlying Funds invest are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyberattacks or other cyber failures.

F/m 15+ Year Investment Grade Corporate Bond ETF | High Portfolio Turnover Risk
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High Portfolio Turnover Risk. In seeking to track the Underlying Index, the Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m 15+ Year Investment Grade Corporate Bond ETF | Interest Rate Risk
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Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund or an Underlying Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s or an Underlying Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s or an Underlying Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s or Underlying Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund or an Underlying Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s or an Underlying Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund or an Underlying Fund, which may force the Fund or Underlying Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

F/m 15+ Year Investment Grade Corporate Bond ETF | Management Risk
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Management Risk. As the Fund’s portfolio will not typically replicate the Underlying Index fully, it is subject to the risk that the Adviser’s investment strategy may not produce the intended results. The Adviser’s use of a representative sampling indexing strategy to manage the Fund’s portfolio may subject the Fund to an increased risk of tracking error, in that the securities selected in aggregate for the Fund’s portfolio may not have an investment profile similar to those of the Underlying Index.

F/m 15+ Year Investment Grade Corporate Bond ETF | Market Risk
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Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

F/m 15+ Year Investment Grade Corporate Bond ETF | ETF Risk
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●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be significantly diminished trading in Fund Shares, Fund Shares may trade at a material discount to net asset value (“NAV”), and Fund Shares may possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

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Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. To the extent the Fund invests in Underlying Funds, which are also ETFs, the Fund will be further exposed to ETF risks.

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Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash, rather than on an in-kind basis. Because of this, the Fund may incur certain costs, such as brokerage costs, or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

F/m 15+ Year Investment Grade Corporate Bond ETF | Securities Lending Risk
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Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breached its agreement with the Fund.

F/m 15+ Year Investment Grade Corporate Bond ETF | Liquidity Risk
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Liquidity Risk. Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

F/m 15+ Year Investment Grade Corporate Bond ETF | Concentration Risk
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m 15+ Year Investment Grade Corporate Bond ETF | New Fund Risk
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New Fund Risk. The Fund is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Fund.

F/m 15+ Year Investment Grade Corporate Bond ETF | Operational Risk
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes or technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m 15+ Year Investment Grade Corporate Bond ETF | Risk of Investing in the United States
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Risk of Investing in the United States. Certain changes in the United States economy, such as when the economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m 15+ Year Investment Grade Corporate Bond ETF | Passive Investment Risk
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Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Although the Fund is permitted to invest up to 100% of its assets in money market instruments for temporary defensive or liquidity purposes, the Adviser generally does not attempt to invest the Fund’s assets in defensive positions.

F/m 15+ Year Investment Grade Corporate Bond ETF | Sector Concentration Risk
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Sector Concentration Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

F/m 15+ Year Investment Grade Corporate Bond ETF | Tracking Error Risk
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Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

F/m 15+ Year Investment Grade Corporate Bond ETF | Underlying Funds Risk
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Underlying Funds Risk. Investing in Underlying Funds may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

F/m 15+ Year Investment Grade Corporate Bond ETF | Valuation Risk
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Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

F/m 15+ Year Investment Grade Corporate Bond ETF | Affiliated Fund Risk
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m 15+ Year Investment Grade Corporate Bond ETF | Duration Risk
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Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

F/m 15+ Year Investment Grade Corporate Bond ETF | Non-U.S. Issuers Risk
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Non-U.S. Issuers Risk. Securities issued by non-U.S. issuers carry different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

F/m 15+ Year Investment Grade Corporate Bond ETF | Fixed-Income Market Risk
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Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund’s Shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions. In addition, the Fund may be subject to risks associated with investments in senior non-preferred bonds (sometimes referred to as a “bail-in bonds”), which are debt securities issued by financial institutions that can be converted into equity securities if such conversion is mandated by a financial institution’s regulatory authority due to the financial institution facing the possibility of bankruptcy. The mandatory conversion of a bail-in bond into an equity security may result in a reduction in value of the security and, if the Fund holds such security when the conversion occurs, the Fund’s performance may be negatively impacted.

F/m 15+ Year Investment Grade Corporate Bond ETF | Income Risk
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Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds.

F/m 15+ Year Investment Grade Corporate Bond ETF | Index-Related Risk
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Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m 15+ Year Investment Grade Corporate Bond ETF | Reinvestment Risk
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Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m 15+ Year Investment Grade Corporate Bond ETF | Reverse Repurchase Agreements Risk
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Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m 15+ Year Investment Grade Corporate Bond ETF | Corporate Bonds Risk
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Corporate Bonds Risk. Corporate bonds are typically issued by public or private companies to finance their operations and are distinct from debt securities issued by a government or its agencies. Corporate bonds may be either secured or unsecured. Corporate bonds may have more speculative characteristics in their ability to repay principal and interest than other types of fixed income securities, such as government securities. Corporate bonds contain elements of both interest-rate risk and credit risk and are subject to the risks associated with other debt securities, among other risks. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and may also be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

F/m 15+ Year Investment Grade Corporate Bond ETF | Rating Agencies Risk
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Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund or an Underlying Fund invests.

F/m 15+ Year Investment Grade Corporate Bond ETF | Risk Lose Money [Member]
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Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m Compoundr High Yield Bond ETF | Credit Risk [Member]
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Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the portfolio securities held by Underlying Funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held an Underlying Fund may cause it to default or become unable to pay interest or principal due on the security. The value of any underlying collateral, the creditworthiness of the borrower and the priority of the lien are each of great importance. The Adviser cannot guarantee the adequacy of the protection of the Fund’s interests, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, the Adviser cannot assure that claims may not be asserted that might interfere with enforcement of the rights of the holder(s) of the relevant debt.

F/m Compoundr High Yield Bond ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging Shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. While the Fund and the Adviser have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Further, the Fund cannot control the cybersecurity plans and systems of the Fund’s service providers, market makers, or issuers of securities in which the Fund invests. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyberattacks or other cyber-failures.

F/m Compoundr High Yield Bond ETF | High Portfolio Turnover Risk
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High Portfolio Turnover Risk. In seeking to track the Underlying Index, the Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m Compoundr High Yield Bond ETF | Interest Rate Risk
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Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument held by an Underlying Fund usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of an Underlying Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by an Underlying Fund’s investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates, which may negatively affect the value of debt instruments held by the Fund and have a negative impact on the Fund’s performance and NAV. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. An increase in interest rates will generally cause the value of securities held by Underlying Funds to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by Underlying Funds. The historically low-interest rate environment in recent years heightens the risks associated with rising interest rates. Additionally, as a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively.

F/m Compoundr High Yield Bond ETF | Management Risk
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Management Risk. As the Fund’s portfolio will not always replicate the Underlying Index fully, it is subject to the risk that the Adviser’s investment strategy may not produce the intended results. The Adviser’s primary use of a replication methodology, and the use of a representative sampling indexing strategy under certain circumstance, to manage the Fund’s portfolio may subject the Fund to an increased risk of tracking error, in that the Underlying Funds for the Fund’s portfolio may not have an investment profile similar to those of the Underlying Index.

F/m Compoundr High Yield Bond ETF | Market Risk
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Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investments in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors, including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, or financial events, public health crises (such as epidemics or pandemics), or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. As a result, an investor could lose money over short or long periods of time.

F/m Compoundr High Yield Bond ETF | Tax Risk
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Tax Risk. Because the Fund is expected to invest in the Underlying Funds, distributions of short-term capital gains by an Underlying Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of an Underlying Fund, if any, will not be available to offset net capital gains of the Fund. Further, the Fund’s realized losses on sales of shares of an Underlying Fund may be indefinitely or permanently deferred as “wash sales” to the extent it reacquires shares of the same Underlying Fund within the 61-day period beginning 30 days prior to the disposition date.

F/m Compoundr High Yield Bond ETF | ETF Risk
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●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be significantly diminished trading in Fund Shares, Fund Shares may trade at a material discount to net asset value (“NAV”), and Fund Shares may possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

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Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange, The Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Shares trade on a stock exchange at prices at, above, or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. Any of these factors, among others, may lead to the Shares trading at a premium or discount to NAV.

F/m Compoundr High Yield Bond ETF | Securities Lending Risk
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Securities Lending Risk. The Fund may engage in securities lending (i.e., lend portfolio securities to institutions, such as certain broker-dealers). Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. The Fund could also experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

F/m Compoundr High Yield Bond ETF | Liquidity Risk
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Liquidity Risk. Certain securities held by an Underlying Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, an Underlying Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that an Underlying Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

F/m Compoundr High Yield Bond ETF | Concentration Risk
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, industries, project types, or asset class.

F/m Compoundr High Yield Bond ETF | Issuer Risk
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Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure through its holding of Underlying Funds. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.

F/m Compoundr High Yield Bond ETF | New Fund Risk
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New Fund Risk. The Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Fund.

F/m Compoundr High Yield Bond ETF | Operational Risk
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m Compoundr High Yield Bond ETF | Risk of Investing in the United States
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Risk of Investing in the United States. Certain changes in the United States economy, such as when the economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m Compoundr High Yield Bond ETF | Passive Investment Risk
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Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Although the Fund is permitted to invest up to 100% of its assets in money market instruments for temporary defensive or liquidity purposes, it may only do so for up to 90 days.

F/m Compoundr High Yield Bond ETF | Sector Concentration Risk
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Sector Concentration Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

F/m Compoundr High Yield Bond ETF | Tracking Error Risk
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Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain RIC tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

F/m Compoundr High Yield Bond ETF | High Yield Securities Risk
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High-Yield Securities Risk. Securities that are rated below investment-grade (commonly referred to as “junk bonds,” including those bonds rated lower than “BBB-” by S&P or “Baa3” by Moody’s), or are unrated, may be deemed speculative and may be more volatile than higher rated securities of similar maturity with respect to the issuer’s continuing ability to meet principal and interest payments. Therefore, the Fund’s investments in high-yield securities expose it to a substantial degree of credit risk. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in the NAV of the Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities because there may be no established secondary market. Investments in high-yield debt securities by Underlying Funds could increase liquidity risk for the Fund. In addition, the market for high-yield debt securities held by Underlying Funds could experience sudden and sharp volatility, which is generally associated more with investments in stocks.

F/m Compoundr High Yield Bond ETF | Valuation Risk
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Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

F/m Compoundr High Yield Bond ETF | Affiliated Fund Risk
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select Underlying Funds and/or investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because affiliated Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m Compoundr High Yield Bond ETF | U.S. Government Obligations Risk
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U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

F/m Compoundr High Yield Bond ETF | Fixed-Income Market Risk
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Fixed-Income Market Risk. The market value of a fixed-income security held by an Underlying Fund may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund’s Shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s Share price and increase the Fund’s liquidity risk, expenses and/or taxable distributions.

F/m Compoundr High Yield Bond ETF | Income Risk
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Income Risk. Under certain market conditions, the Fund may invest in Underlying Funds that are subject to income risk. The Fund’s income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because the Fund may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the Fund otherwise needs to purchase additional debt securities.

F/m Compoundr High Yield Bond ETF | Index-Related Risk
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Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor the Adviser can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party provider and may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m Compoundr High Yield Bond ETF | Reinvestment Risk
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Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m Compoundr High Yield Bond ETF | Reverse Repurchase Agreements Risk
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Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding Shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m Compoundr High Yield Bond ETF | Rating Agencies Risk
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Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which an Underlying Fund invests.

F/m Compoundr High Yield Bond ETF | Artificial Intelligence Risk
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Artificial Intelligence Risk. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. As the use of technology grows, liquidity and market movements may be affected. As artificial intelligence is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund.

F/m Compoundr High Yield Bond ETF | Asset Class Risk
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Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.

F/m Compoundr High Yield Bond ETF | Call Risk
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Call Risk. During periods of falling interest rates, an issuer of a callable bond held by an Underlying Fund may “call” or repay the security before its stated maturity, and the Underlying Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s performance, or in securities with greater risks or with other less favorable features.

F/m Compoundr High Yield Bond ETF | Cash or Cash Equivalents Risk
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Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objectives.

F/m Compoundr High Yield Bond ETF | Geographic Risk
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Geographic Risk. A natural disaster could occur in a geographic region in which the Fund or an Underlying Fund invests, which could adversely affect the economy or the business operations of companies in the specific geographic region, causing an adverse impact on the Fund and/or Underlying Fund’s investments in, or which are exposed to, the affected region. Also, current military conflicts in various geographic regions, including those in Europe and the Middle East, can lead to, and have led to, economic and market disruptions, which may not be limited to the geographic region in which the conflict is occurring. Such conflicts can also result, and have resulted in some cases, in sanctions being levied by the United States, the European Union and/or other countries against countries or other actors involved in the conflict. In addition, such conflicts and related sanctions can adversely affect regional and global energy, commodities, financial and other markets and thus could affect the value of the Fund’s investments and/or the investments of the Underlying Funds. The extent and duration of any military conflict, related sanctions and resulting economic and market disruptions are impossible to predict, but could be substantial.

F/m Compoundr High Yield Bond ETF | Index Rebalance Risk
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Index Rebalance Risk. Pursuant to the methodology that the Index Provider uses to calculate and maintain the Underlying Index, the Fund may own a significant portion of the Underlying Funds included in the Underlying Index. Any Underlying Fund may be removed from the Underlying Index in the event that it does not comply its eligibility requirements. As a result, the Fund may be forced to sell shares of Underlying Funds at inopportune times or for prices other than at current market values or may elect not to sell such shares on the day that they are removed from the Underlying Index, due to market conditions or otherwise. Due to these factors, the variation between the Fund’s annual return and the return of the Underlying Index may increase significantly. Apart from scheduled rebalances, the Index Provider may carry out additional ad hoc rebalances to the Underlying Index to, for example, correct an error in the selection of constituents. When the Fund in turn rebalances its portfolio, any transaction costs and market exposure arising from such portfolio rebalancing will be borne by the Fund and its shareholders. Unscheduled rebalances may also expose the Fund to additional tracking error risk. Therefore, errors and additional ad hoc rebalances carried out by the Index Provider and/or the Index Calculator may increase the Fund’s costs and market exposure.

F/m Compoundr High Yield Bond ETF | Inflation Risk
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Inflation Risk. Under certain market conditions, the Fund may invest in an Underlying Fund that is subject to inflation risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets may decline.

F/m Compoundr High Yield Bond ETF | Investment in Underlying Funds Risk
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Investment in Underlying Funds Risk. The Fund’s investment in shares of Underlying Funds subjects it to the risks of owning the securities underlying the Underlying Fund, as well as the same structural risks faced by an investor purchasing shares of the Underlying Fund, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. As a shareholder in an Underlying Fund, the Fund bears its proportionate share of the Underlying Fund’s expenses, subjecting Fund shareholders to duplicative expenses. Since the Fund invests in the Underlying Funds, the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Funds. The Fund’s NAV will change with changes in the value of the Underlying Funds and other assets that the Fund holds. The shares of an Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Funds, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Funds.

F/m Compoundr High Yield Bond ETF | Market Trading Risk
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Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund Shares. Any of these factors, among others, may lead to the Fund’s Shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund Shares at a time when the market price is at a premium to NAV or sell Fund Shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund Shares.

F/m Compoundr High Yield Bond ETF | Non-Correlation Risk
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Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. The Fund incurs operating expenses not applicable to the Underlying Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund’s portfolio holdings to reflect changes in the composition of the Underlying Index. In addition, the Fund’s portfolio holdings may not exactly replicate the securities included in the Underlying Index or the ratios between the securities included in the Underlying Index. Additionally, in order to comply with its investment strategies and policies, the Fund portfolio may deviate from the composition of the Underlying Index. Accordingly, the Fund’s return may underperform the return of the Underlying Index.

F/m Compoundr High Yield Bond ETF | Premium/Discount Risk
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Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on the exchange. The Adviser cannot predict whether Shares will trade below, at, or above their NAV because the Shares trade on the exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their NAV and the bid/ask spread on the Fund’s Shares may widen.

F/m Compoundr High Yield Bond ETF | Risk Lose Money [Member]
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F/m Compoundr U.S. Treasury 10-Year Note ETF | Credit Risk [Member]
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Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to Underlying Funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by such Fund or an Underlying Fund may cause it to default or become unable to pay interest or principal due on the security. The value of any underlying collateral, the creditworthiness of the borrower and the priority of the lien are each of great importance. The Adviser cannot guarantee the adequacy of the protection of the Fund’s interests, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, the Adviser cannot assure that claims may not be asserted that might interfere with enforcement of the rights of the holder(s) of the relevant debt.

F/m Compoundr U.S. Treasury 10-Year Note ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging Shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. While the Fund and the Adviser have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Further, the Fund cannot control the cybersecurity plans and systems of the Fund’s service providers, market makers, or issuers of securities in which the Fund invests. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyberattacks or other cyber-failures.

F/m Compoundr U.S. Treasury 10-Year Note ETF | Fixed Income Securities Risk
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Fixed-Income Securities Risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer, willingness of broker-dealers and other market participants to make markets in the applicable securities, and general market liquidity (i.e., market risk). Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. There is a risk that a lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests.

F/m Compoundr U.S. Treasury 10-Year Note ETF | High Portfolio Turnover Risk
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High Portfolio Turnover Risk. In seeking to track the Underlying Index, the Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m Compoundr U.S. Treasury 10-Year Note ETF | Interest Rate Risk
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Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates, which may negatively affect the value of debt instruments held by the Fund and have a negative impact on the Fund’s performance and NAV. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. An increase in interest rates will generally cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. The historically low-interest rate environment in recent years heightens the risks associated with rising interest rates. Additionally, as a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively.

F/m Compoundr U.S. Treasury 10-Year Note ETF | Management Risk
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Management Risk. As the Fund’s portfolio will not always replicate the Underlying Index fully, it is subject to the risk that the Adviser’s investment strategy may not produce the intended results. The Adviser’s primary use of a replication methodology, and the use of a representative sampling indexing strategy under certain circumstances, to manage the Fund’s portfolio may subject the Fund to an increased risk of tracking error, in that the securities selected in aggregate for the Fund’s portfolio may not have an investment profile similar to those of the Underlying Index.

F/m Compoundr U.S. Treasury 10-Year Note ETF | Market Risk
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Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The value of the Fund and/or the Underlying Fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, and debt levels and credit ratings, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. The Fund and the Underlying Funds subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. The Fund and the Underlying Funds’ NAV and market price may fluctuate significantly in response to these and other factors including economic, political, or financial events, public health crises (such as epidemics or pandemics), or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. As a result, an investor could lose money over short or long periods of time.

F/m Compoundr U.S. Treasury 10-Year Note ETF | Tax Risk
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Tax Risk. Because the Fund is expected to invest in the Underlying Funds, distributions of short-term capital gains by an Underlying Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of an Underlying Fund, if any, will not be available to offset net capital gains of the Fund. Further, the Fund’s realized losses on sales of shares of an Underlying Fund may be indefinitely or permanently deferred as “wash sales” to the extent it reacquires shares of the same Underlying Fund within the 61-day period beginning 30 days prior to the disposition date.

F/m Compoundr U.S. Treasury 10-Year Note ETF | ETF Risk
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●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be significantly diminished trading in Fund Shares, Fund Shares may trade at a material discount to net asset value (“NAV”), and Fund Shares may possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

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Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange, The Nasdaq Stock Exchange LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Shares trade on a stock exchange at prices at, above, or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. Any of these factors, among others, may lead to the Shares trading at a premium or discount to NAV.

F/m Compoundr U.S. Treasury 10-Year Note ETF | Securities Lending Risk
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Securities Lending Risk. The Fund may engage in securities lending (i.e., lend portfolio securities to institutions, such as certain broker-dealers). Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. The Fund could also experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

F/m Compoundr U.S. Treasury 10-Year Note ETF | Liquidity Risk
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Liquidity Risk. Certain securities held by an Underlying Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, an Underlying Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that an Underlying Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

F/m Compoundr U.S. Treasury 10-Year Note ETF | Concentration Risk
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m Compoundr U.S. Treasury 10-Year Note ETF | New Fund Risk
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New Fund Risk. The Fund is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Fund.

F/m Compoundr U.S. Treasury 10-Year Note ETF | Operational Risk
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m Compoundr U.S. Treasury 10-Year Note ETF | Passive Investment Risk
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Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Although the Fund is permitted to invest up to 100% of its assets in money market instruments for temporary defensive or liquidity purposes, it may only do so for up to 90 days.

F/m Compoundr U.S. Treasury 10-Year Note ETF | Sector Concentration Risk
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Sector Concentration Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

F/m Compoundr U.S. Treasury 10-Year Note ETF | Tracking Error Risk
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Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain RIC tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

F/m Compoundr U.S. Treasury 10-Year Note ETF | Valuation Risk
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Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

F/m Compoundr U.S. Treasury 10-Year Note ETF | Affiliated Fund Risk
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because affiliated Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m Compoundr U.S. Treasury 10-Year Note ETF | Duration Risk
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Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

F/m Compoundr U.S. Treasury 10-Year Note ETF | Fixed-Income Market Risk
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Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund’s Shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s Share price and increase the Fund’s liquidity risk, expenses and/or taxable distributions.

F/m Compoundr U.S. Treasury 10-Year Note ETF | Income Risk
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Income Risk. Under certain market conditions, the Fund may invest in Underlying Funds that are subject to income risk. The Fund’s income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because the Fund may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the Fund otherwise needs to purchase additional debt securities.

F/m Compoundr U.S. Treasury 10-Year Note ETF | Index-Related Risk
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Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor the Adviser can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party Provider and may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m Compoundr U.S. Treasury 10-Year Note ETF | Reinvestment Risk
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Reinvestment Risk. Reinvestment risk is the risk that the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m Compoundr U.S. Treasury 10-Year Note ETF | Reverse Repurchase Agreements Risk
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Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding Shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m Compoundr U.S. Treasury 10-Year Note ETF | Rating Agencies Risk
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Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which an Underlying Fund invests.

F/m Compoundr U.S. Treasury 10-Year Note ETF | Artificial Intelligence Risk
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Artificial Intelligence Risk. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. As the use of technology grows, liquidity and market movements may be affected. As artificial intelligence is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund.

F/m Compoundr U.S. Treasury 10-Year Note ETF | Asset Class Risk
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Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.

F/m Compoundr U.S. Treasury 10-Year Note ETF | Call Risk
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Call Risk. During periods of falling interest rates, an issuer of a callable bond held by an Underlying Fund may “call” or repay the security before its stated maturity, and the Underlying Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s performance, or in securities with greater risks or with other less favorable features

F/m Compoundr U.S. Treasury 10-Year Note ETF | Cash or Cash Equivalents Risk
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Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objectives.

F/m Compoundr U.S. Treasury 10-Year Note ETF | Index Rebalance Risk
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Index Rebalance Risk. Pursuant to the methodology that the Index Provider uses to calculate and maintain the Underlying Index, the Fund may own a significant portion of the Underlying Funds included in the Underlying Index. Any Underlying Fund may be removed from the Underlying Index in the event that it does not comply its eligibility requirements. As a result, the Fund may be forced to sell shares of Underlying Funds at inopportune times or for prices other than at current market values or may elect not to sell such shares on the day that they are removed from the Underlying Index, due to market conditions or otherwise. Due to these factors, the variation between the Fund’s annual return and the return of the Underlying Index may increase significantly. Apart from scheduled rebalances, the Index Provider may carry out additional ad hoc rebalances to the Underlying Index to, for example, correct an error in the selection of constituents. When the Fund in turn rebalances its portfolio, any transaction costs and market exposure arising from such portfolio rebalancing will be borne by the Fund and its shareholders. Unscheduled rebalances may also expose the Fund to additional tracking error risk. Therefore, errors and additional ad hoc rebalances carried out by the Index Provider and/or the Index Calculator may increase the Fund’s costs and market exposure.

F/m Compoundr U.S. Treasury 10-Year Note ETF | Inflation Risk
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Inflation Risk. Under certain market conditions, the Fund may invest in an Underlying Fund that is subject to inflation risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets may decline.

F/m Compoundr U.S. Treasury 10-Year Note ETF | Investment in Underlying Funds Risk
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Investment in Underlying Funds Risk. The Fund’s investment in shares of Underlying Funds subjects it to the risks of owning the securities of the Underlying Fund, as well as the same structural risks faced by an investor purchasing shares of the Underlying Fund, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses. Since the Fund invests in the Underlying Funds, the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Funds. The Fund’s NAV will change with changes in the value of the Underlying Funds and other assets that the Fund holds. The shares of an Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Funds, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Funds.

F/m Compoundr U.S. Treasury 10-Year Note ETF | Market Trading Risk
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Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund Shares. Any of these factors, among others, may lead to the Fund’s Shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund Shares at a time when the market price is at a premium to NAV or sell Fund Shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund Shares.

F/m Compoundr U.S. Treasury 10-Year Note ETF | Non-Correlation Risk
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Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. The Fund incurs operating expenses not applicable to the Underlying Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund’s portfolio holdings to reflect changes in the composition of the Underlying Index. In addition, the Fund’s portfolio holdings may not exactly replicate the securities included in the Underlying Index or the ratios between the securities included in the Underlying Index. Additionally, in order to comply with its investment strategies and policies, the Fund portfolio may deviate from the composition of the Underlying Index. Accordingly, the Fund’s return may underperform the return of the Underlying Index.

F/m Compoundr U.S. Treasury 10-Year Note ETF | Premium/Discount Risk
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Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on the exchange. The Adviser cannot predict whether Shares will trade below, at, or above their NAV because the Shares trade on the exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their NAV and the bid/ask spread on the Fund’s Shares may widen.

F/m Compoundr U.S. Treasury 10-Year Note ETF | Market Price Risk
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Market Price Risk. Fund Shares are listed for trading on an exchange and are bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate, in some cases materially, in response to changes in the NAV and supply and demand for Shares. As a result, the trading prices of Shares may deviate significantly from the NAV during periods of market volatility. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units (defined below), the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained in the long-term. If market makers exit the business or are unable to continue making markets in Fund Shares, Shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade Shares in the secondary market). Further, while the creation/redemption feature is designed to make it likely that Shares normally will trade close to the value of the Fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, APs or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the Fund’s holdings. Although market makers will generally take advantage of differences between the NAV and the market price of Fund Shares through arbitrage opportunities, there is no guarantee that they will do so. In addition, the securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Fund’s Shares trade. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the Shares’ NAV is likely to widen. Further, secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the Fund’s NAV. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those APs creating and redeeming Shares directly with the Fund.

F/m Compoundr U.S. Treasury 10-Year Note ETF | Pricing Risk
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Pricing Risk. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying Fund Shares or receive less than the market value when selling Fund Shares.

F/m Compoundr U.S. Treasury 10-Year Note ETF | Risk of Investing in the U.S.
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Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m Compoundr U.S. Treasury 10-Year Note ETF | U.S. Government Obligations Risk
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U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

F/m Compoundr U.S. Treasury 10-Year Note ETF | U.S. Treasury and Agency Market Risk
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U.S. Treasury and Agency Market Risk. The U.S. Treasury and agency market can be volatile, and the value of instruments correlated with these markets may fluctuate dramatically from day to day. U.S. Treasury and agency obligations may provide relatively lower returns than those of other securities. Similar to other debt instruments, U.S. Treasury and agency obligations are subject to debt instrument risk and interest rate risk. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the value of U.S. Treasury and agency obligations to decline. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and are generally considered to have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.

F/m Compoundr U.S. Treasury 10-Year Note ETF | Risk Lose Money [Member]
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Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m Compoundr U.S. Aggregate Bond ETF | Counterparty Risk
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Counterparty Risk. The Underlying Funds may engage in transactions in securities and financial instruments that involve counterparties. Counterparty risk is the risk that a counterparty (the other party to a transaction or an agreement or the party with whom the Underlying Fund executes transactions) to a transaction with the Underlying Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

F/m Compoundr U.S. Aggregate Bond ETF | Credit Risk [Member]
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Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to Underlying Funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by such Fund or an Underlying Fund may cause it to default or become unable to pay interest or principal due on the security. The value of any underlying collateral, the creditworthiness of the borrower and the priority of the lien are each of great importance. The Adviser cannot guarantee the adequacy of the protection of the Fund’s interests, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, the Adviser cannot assure that claims may not be asserted that might interfere with enforcement of the rights of the holder(s) of the relevant debt.

F/m Compoundr U.S. Aggregate Bond ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging Shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. While the Fund and the Adviser have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Further, the Fund cannot control the cybersecurity plans and systems of the Fund’s service providers, market makers, or issuers of securities in which the Fund invests. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyberattacks or other cyber-failures.

F/m Compoundr U.S. Aggregate Bond ETF | Fixed Income Securities Risk
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Fixed-Income Securities Risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer, willingness of broker-dealers and other market participants to make markets in the applicable securities, and general market liquidity (i.e., market risk). Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. There is a risk that a lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests.

F/m Compoundr U.S. Aggregate Bond ETF | High Portfolio Turnover Risk
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High Portfolio Turnover Risk. In seeking to track the Underlying Index, the Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m Compoundr U.S. Aggregate Bond ETF | Interest Rate Risk
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Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument held by an Underlying Fund usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of an Underlying Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by an Underlying Fund’s investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates, which may negatively affect the value of debt instruments held by the Fund and have a negative impact on the Fund’s performance and NAV. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. An increase in interest rates will generally cause the value of securities held by Underlying Funds to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by Underlying Funds. The historically low-interest rate environment in recent years heightens the risks associated with rising interest rates. Additionally, as a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively.

F/m Compoundr U.S. Aggregate Bond ETF | Management Risk
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Management Risk. As the Fund’s portfolio will not always replicate the Underlying Index fully, it is subject to the risk that the Adviser’s investment strategy may not produce the intended results. The Adviser’s primary use of a replication methodology, and the use of a representative sampling indexing strategy under certain circumstances, to manage the Fund’s portfolio may subject the Fund to an increased risk of tracking error, in that the securities selected in aggregate for the Fund’s portfolio may not have an investment profile similar to those of the Underlying Index.

F/m Compoundr U.S. Aggregate Bond ETF | Market Risk
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Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The value of the Fund and/or an Underlying Fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, and debt levels and credit ratings, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. The Fund and/or an Underlying Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. The Fund and/or an Underlying Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, or financial events, public health crises (such as epidemics or pandemics), or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. As a result, an investor could lose money over short or long periods of time.

F/m Compoundr U.S. Aggregate Bond ETF | Tax Risk
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Tax Risk. Because the Fund is expected to invest in the Underlying Funds, distributions of short-term capital gains by an Underlying Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of an Underlying Fund, if any, will not be available to offset net capital gains of the Fund. Further, the Fund’s realized losses on sales of shares of an Underlying Fund may be indefinitely or permanently deferred as “wash sales” to the extent it reacquires shares of the same Underlying Fund within the 61-day period beginning 30 days prior to the disposition date.

F/m Compoundr U.S. Aggregate Bond ETF | ETF Risk
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●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be significantly diminished trading in Fund Shares, Fund Shares may trade at a material discount to net asset value (“NAV”), and Fund Shares may possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

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Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange, The Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Shares trade on a stock exchange at prices at, above, or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. Any of these factors, among others, may lead to the Shares trading at a premium or discount to NAV.

F/m Compoundr U.S. Aggregate Bond ETF | Securities Lending Risk
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Securities Lending Risk. The Fund may engage in securities lending (i.e., lend portfolio securities to institutions, such as certain broker-dealers). Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. The Fund could also experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

F/m Compoundr U.S. Aggregate Bond ETF | Liquidity Risk
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Liquidity Risk. Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

F/m Compoundr U.S. Aggregate Bond ETF | Concentration Risk
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, industries, project types, or asset class.

F/m Compoundr U.S. Aggregate Bond ETF | New Fund Risk
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New Fund Risk. The Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Fund.

F/m Compoundr U.S. Aggregate Bond ETF | Operational Risk
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m Compoundr U.S. Aggregate Bond ETF | Passive Investment Risk
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Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Although the Fund is permitted to invest up to 100% of its assets in money market instruments for temporary defensive or liquidity purposes, it may only do so for up to 90 days.

F/m Compoundr U.S. Aggregate Bond ETF | Sector Concentration Risk
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Sector Concentration Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

F/m Compoundr U.S. Aggregate Bond ETF | Tracking Error Risk
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Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain RIC tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

F/m Compoundr U.S. Aggregate Bond ETF | Valuation Risk
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Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

F/m Compoundr U.S. Aggregate Bond ETF | Affiliated Fund Risk
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because affiliated Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m Compoundr U.S. Aggregate Bond ETF | Duration Risk
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Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer- duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

F/m Compoundr U.S. Aggregate Bond ETF | U.S. Government Obligations Risk
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U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

F/m Compoundr U.S. Aggregate Bond ETF | Fixed-Income Market Risk
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Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund’s Shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s Share price and increase the Fund’s liquidity risk, expenses and/or taxable distributions.

F/m Compoundr U.S. Aggregate Bond ETF | Income Risk
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Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds.

F/m Compoundr U.S. Aggregate Bond ETF | Index-Related Risk
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Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor the Adviser can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party Provider and may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m Compoundr U.S. Aggregate Bond ETF | Reinvestment Risk
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Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m Compoundr U.S. Aggregate Bond ETF | Reverse Repurchase Agreements Risk
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Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding Shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m Compoundr U.S. Aggregate Bond ETF | Rating Agencies Risk
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Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which an Underlying Fund invests.

F/m Compoundr U.S. Aggregate Bond ETF | Artificial Intelligence Risk
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Artificial Intelligence Risk. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. As the use of technology grows, liquidity and market movements may be affected. As artificial intelligence is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund.

F/m Compoundr U.S. Aggregate Bond ETF | Asset Class Risk
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Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.

F/m Compoundr U.S. Aggregate Bond ETF | Cash or Cash Equivalents Risk
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Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objectives.

F/m Compoundr U.S. Aggregate Bond ETF | Index Rebalance Risk
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Index Rebalance Risk. Pursuant to the methodology that the Index Provider uses to calculate and maintain the Underlying Index, the Fund may own a significant portion of the Underlying Funds included in the Underlying Index. Any Underlying Fund may be removed from the Underlying Index in the event that it does not comply its eligibility requirements. As a result, the Fund may be forced to sell shares of Underlying Funds at inopportune times or for prices other than at current market values or may elect not to sell such shares on the day that they are removed from the Underlying Index, due to market conditions or otherwise. Due to these factors, the variation between the Fund’s annual return and the return of the Underlying Index may increase significantly. Apart from scheduled rebalances, the Index Provider may carry out additional ad hoc rebalances to the Underlying Index to, for example, correct an error in the selection of constituents. When the Fund in turn rebalances its portfolio, any transaction costs and market exposure arising from such portfolio rebalancing will be borne by the Fund and its shareholders. Unscheduled rebalances may also expose the Fund to additional tracking error risk. Therefore, errors and additional ad hoc rebalances carried out by the Index Provider and/or the Index Calculator may increase the Fund’s costs and market exposure.

F/m Compoundr U.S. Aggregate Bond ETF | Inflation Risk
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Inflation Risk. Under certain market conditions, the Fund may invest in an Underlying Fund that is subject to inflation risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets may decline.

F/m Compoundr U.S. Aggregate Bond ETF | Investment in Underlying Funds Risk
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Investment in Underlying Funds Risk. The Fund’s investment in shares of Underlying Funds subjects it to the risks of owning the securities of the Underlying Fund, as well as the same structural risks faced by an investor purchasing shares of the Underlying Fund, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses. Since the Fund invests in the Underlying Funds, the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Funds. The Fund’s NAV will change with changes in the value of the Underlying Funds and other assets that the Fund holds. The shares of an Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Funds, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Funds.

F/m Compoundr U.S. Aggregate Bond ETF | Market Trading Risk
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Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund Shares. Any of these factors, among others, may lead to the Fund’s Shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund Shares at a time when the market price is at a premium to NAV or sell Fund Shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund Shares.

F/m Compoundr U.S. Aggregate Bond ETF | Non-Correlation Risk
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Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. The Fund incurs operating expenses not applicable to the Underlying Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund’s portfolio holdings to reflect changes in the composition of the Underlying Index. In addition, the Fund’s portfolio holdings may not exactly replicate the securities included in the Underlying Index or the ratios between the securities included in the Underlying Index. Additionally, in order to comply with its investment strategies and policies, the Fund portfolio may deviate from the composition of the Underlying Index. Accordingly, the Fund’s return may underperform the return of the Underlying Index.

F/m Compoundr U.S. Aggregate Bond ETF | Premium/Discount Risk
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Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on the exchange. The Adviser cannot predict whether Shares will trade below, at, or above their NAV because the Shares trade on the exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their NAV and the bid/ask spread on the Fund’s Shares may widen.

F/m Compoundr U.S. Aggregate Bond ETF | Market Price Risk
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Market Price Risk. Fund Shares are listed for trading on an exchange and are bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate, in some cases materially, in response to changes in the NAV and supply and demand for Shares. As a result, the trading prices of Shares may deviate significantly from the NAV during periods of market volatility. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units (defined below), the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained in the long-term. If market makers exit the business or are unable to continue making markets in Fund Shares, Shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade Shares in the secondary market). Further, while the creation/redemption feature is designed to make it likely that Shares normally will trade close to the value of the Fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, APs or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the Fund’s holdings. Although market makers will generally take advantage of differences between the NAV and the market price of Fund Shares through arbitrage opportunities, there is no guarantee that they will do so. In addition, the securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Fund’s Shares trade. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the Shares’ NAV is likely to widen. Further, secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the Fund’s NAV. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those APs creating and redeeming Shares directly with the Fund.

F/m Compoundr U.S. Aggregate Bond ETF | Pricing Risk
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Pricing Risk. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying Fund Shares or receive less than the market value when selling Fund Shares.

F/m Compoundr U.S. Aggregate Bond ETF | Issuer-Specific Risk
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Issuer-Specific Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

F/m Compoundr U.S. Aggregate Bond ETF | Mortgage-Backed and Asset-Backed Securities Risk
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Mortgage-Backed and Asset-Backed Securities Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to call (prepayment) risk, reinvestment risk and extension risk. In addition, these securities are susceptible to an unexpectedly high rate of defaults on the mortgages held by a mortgage pool, which may adversely affect their value. The risk of such defaults depends on the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. For example, the risk of default generally is higher in the case of mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely mortgage payments.

F/m Compoundr U.S. Aggregate Bond ETF | Prepayment and Extension Risk
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Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s Share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

F/m Compoundr U.S. Aggregate Bond ETF | When-Issued Securities Risk
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When-Issued Securities Risk. The Fund may invest in Underlying Funds that purchase securities on a when-issued or forward commitment basis. The purchase price of such securities is typically fixed at the time of the commitment, with delivery and payment taking place in the future. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchase of securities on a when-issued or forward commitment basis may give rise to investment leverage, and may result in increased volatility of the Underlying Fund’s NAV. Default by, or bankruptcy of, a counterparty to a when-issued transaction would expose the Underlying Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction. The Financial Industry Regulatory Authority, Inc. (“FINRA”) Rules impose mandatory margin requirements for certain types of when-issued or forward commitment transactions, with limited exceptions. Such transactions require mandatory collateralization, which may increase the cost of such transactions and impose added operational complexity.

F/m Compoundr U.S. Aggregate Bond ETF | Risk Lose Money [Member]
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Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m High Yield 100 ETF | Credit Risk [Member]
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Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to Underlying Funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by such Fund or an Underlying Fund may cause it to default or become unable to pay interest or principal due on the security.

F/m High Yield 100 ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. While the Fund and the Adviser have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Further, the Fund cannot control the cybersecurity plans and systems of the Fund’s service providers, market makers, or issuers of securities in which the Fund invests. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyberattacks or other cyber-failures.

F/m High Yield 100 ETF | Fixed Income Securities Risk
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Fixed-Income Securities Risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer, willingness of broker-dealers and other market participants to make markets in the applicable securities, and general market liquidity (i.e., market risk). Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. There is a risk that a lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests.

F/m High Yield 100 ETF | High Portfolio Turnover Risk
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High Portfolio Turnover Risk. In seeking to track the Underlying Index, the Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark- ups and other transaction costs, which could reduce the Fund’s return.

F/m High Yield 100 ETF | Interest Rate Risk
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Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates, which may negatively affect the value of debt instruments held by the Fund and have a negative impact on the Fund’s performance and NAV. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. An increase in interest rates will generally cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Additionally, as a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively.

F/m High Yield 100 ETF | Management Risk
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Management Risk. As the Fund’s portfolio will not typically replicate the Underlying Index fully, it is subject to the risk that the Adviser’s investment strategy may not produce the intended results. The Adviser’s use of a representative sampling indexing strategy to manage the Fund’s portfolio may subject the Fund to an increased risk of tracking error, in that the securities selected in aggregate for the Fund’s portfolio may not have an investment profile similar to those of the Underlying Index.

F/m High Yield 100 ETF | Market Risk
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Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investments in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors, including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, or financial events, public health crises (such as epidemics or pandemics), or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. As a result, an investor could lose money over short or long periods of time.

F/m High Yield 100 ETF | ETF Risk
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●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be significantly diminished trading in Fund Shares, Fund Shares may trade at a material discount to net asset value (“NAV”), and Fund Shares may possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

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Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Shares trade on a stock exchange at prices at, above, or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. Any of these factors, among others, may lead to the Shares trading at a premium or discount to NAV.

F/m High Yield 100 ETF | Illiquid Investments Risk
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Illiquid Investments Risk. The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund will have invested more than 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. To the extent the Fund holds illiquid investments, the illiquid investments may reduce the returns of the Fund because the Fund may be unable to transact at advantageous times or prices. In addition, if the Fund is limited in its ability to sell illiquid investments during periods when shareholders are redeeming their Shares, the Fund will need to sell liquid securities to meet redemption requests and illiquid securities will become a larger portion of the Fund’s holdings. During periods of market volatility, liquidity in the market for the Fund’s Shares may be impacted by the liquidity in the market for the underlying securities or instruments held by the Fund, which could lead to the Fund’s Shares trading at a premium or discount to NAV.

F/m High Yield 100 ETF | Securities Lending Risk
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Securities Lending Risk. The Fund may engage in securities lending (i.e., lend portfolio securities to institutions, such as certain broker-dealers. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. The Fund could also experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

F/m High Yield 100 ETF | Liquidity Risk
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Liquidity Risk. Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

F/m High Yield 100 ETF | Concentration Risk
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, industries, project types, or asset class.

F/m High Yield 100 ETF | Issuer Risk
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Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.

F/m High Yield 100 ETF | New Fund Risk
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New Fund Risk. The Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Fund.

F/m High Yield 100 ETF | Operational Risk
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m High Yield 100 ETF | Passive Investment Risk
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Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Although the Fund is permitted to invest up to 100% of its assets in money market instruments during unusual economic or market conditions, the Adviser generally does not attempt to invest the Fund’s assets in defensive positions.

F/m High Yield 100 ETF | Tracking Error Risk
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Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

F/m High Yield 100 ETF | High Yield Securities Risk
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High Yield Securities Risk. Securities that are rated below investment-grade (commonly referred to as “junk bonds,” including those bonds rated lower than “BBB-” by S&P or “Baa3” by Moody’s), or are unrated, may be deemed speculative and may be more volatile than higher rated securities of similar maturity with respect to the issuer’s continuing ability to meet principal and interest payments. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in the NAV of the Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities because there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for the Fund. In addition, the market for high-yield debt securities could experience sudden and sharp volatility, which is generally associated more with investments in stocks.

F/m High Yield 100 ETF | Valuation Risk
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Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

F/m High Yield 100 ETF | Affiliated Fund Risk
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m High Yield 100 ETF | Duration Risk
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Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer- duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities. As interest rates rise, the value of a bond will fall in direct proportion to its duration and conversely, as interest rates fall, the value of a bond will increase in direct proportion to its duration. Therefore, the longer a bond’s duration (measured in years), the more sensitive its price will be to interest rate changes.

F/m High Yield 100 ETF | Sector Risk
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●	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

F/m High Yield 100 ETF | Fixed-Income Market Risk
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Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund’s Shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s Share price and increase the Fund’s liquidity risk, expenses and/or taxable distributions.

F/m High Yield 100 ETF | Income Risk
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Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds.

F/m High Yield 100 ETF | Index-Related Risk
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Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor the Adviser can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party Provider and may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m High Yield 100 ETF | Reinvestment Risk
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Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m High Yield 100 ETF | Reverse Repurchase Agreements Risk
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Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m High Yield 100 ETF | Rating Agencies Risk
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Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests.

F/m High Yield 100 ETF | Asset Class Risk
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Asset Class Risk. The securities and other assets in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.

F/m High Yield 100 ETF | Call Risk
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Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.

F/m High Yield 100 ETF | Cash or Cash Equivalents Risk
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Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objectives.

F/m High Yield 100 ETF | Geographic Risk
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Geographic Risk. A natural disaster could occur in a geographic region in which the Fund invests, which could adversely affect the economy or the business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in, or which are exposed to, the affected region. Also, current military conflicts in various geographic regions, including those in Europe and the Middle East, can lead to, and have led to, economic and market disruptions, which may not be limited to the geographic region in which the conflict is occurring. Such conflicts can also result, and have resulted in some cases, in sanctions being levied by the United States, the European Union and/or other countries against countries or other actors involved in the conflict. In addition, such conflicts and related sanctions can adversely affect regional and global energy, commodities, financial and other markets and thus could affect the value of the Fund’s investments. The extent and duration of any military conflict, related sanctions and resulting economic and market disruptions are impossible to predict, but could be substantial.

F/m High Yield 100 ETF | Inflation Risk
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Inflation Risk. Inflation risk is the risk that the real value of certain assets or real income from investments (the value of such assets or income after accounting for inflation) will be less in the future as inflation decreases the value of money. Inflation, and investors’ expectation of future inflation, can impact the current value of the Fund’s portfolio, resulting in lower asset values and losses to shareholders. This risk may be elevated compared to historical market conditions because of recent monetary policy measures and the current interest rate environment.

F/m High Yield 100 ETF | Market Trading Risk
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Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund Shares.

F/m High Yield 100 ETF | Market Price Risk
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Market Price Risk. Fund shares are listed for trading on an exchange and are bought and sold in the secondary market at market prices. The market prices of shares will fluctuate, in some cases materially, in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of shares may deviate significantly from the NAV during periods of market volatility. The Adviser cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units (defined below), the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. If market makers exit the business or are unable to continue making markets in Fund shares, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market). Further, while the creation/redemption feature is designed to make it likely that Shares normally will trade close to the value of the Fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, APs or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the Fund’s holdings. Although market makers will generally take advantage of differences between the NAV and the market price of Fund Shares through arbitrage opportunities, there is no guarantee that they will do so. In addition, the securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Fund’s Shares trade. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the Shares’ NAV is likely to widen. Further, secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the Fund’s NAV. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those APs creating and redeeming shares directly with the Fund.

F/m High Yield 100 ETF | Pricing Risk
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Pricing Risk. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying Fund Shares or receive less than the market value when selling Fund Shares.

F/m High Yield 100 ETF | U.S. Government Obligations Risk
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U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

F/m High Yield 100 ETF | Prepayment and Extension Risk
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Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

F/m High Yield 100 ETF | Distressed Securities Risk
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Distressed Securities Risk. Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

F/m High Yield 100 ETF | Junk Bonds Risk
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Junk Bonds Risk. High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment-grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

F/m High Yield 100 ETF | Non-U.S. Securities Risk
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Non-U.S. Securities Risk. Securities issued by non-U.S. issuers are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. In addition, the Fund may be limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the U.S. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund’s ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

F/m High Yield 100 ETF | Restricted Securities/Rule 144A Securities Risk
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Restricted Securities/Rule 144A Securities Risk. The Fund may invest in securities offered pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), which are restricted securities. They may be less liquid and more difficult to value than other investments because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell a restricted security promptly or at a reasonable price. Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule 144A securities will develop. A restricted security that was liquid at the time of purchase may subsequently become illiquid and its value may decline as a result. Restricted securities that are deemed illiquid will count towards the Fund’s 15% limitation on illiquid securities. In addition, transaction costs may be higher for restricted securities than for more liquid securities. The Fund may have to bear the expense of registering Rule 144A securities for resale and the risk of substantial delays in effecting the registration.

F/m High Yield 100 ETF | Risk of Investing in the United States
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Risk of Investing in the United States. Certain changes in the United States economy, such as when the economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m High Yield 100 ETF | Risk Lose Money [Member]
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Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. While the Fund and the Adviser have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Further, the Fund cannot control the cybersecurity plans and systems of the Fund’s service providers, market makers, or issuers of securities in which the Fund invests. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | High Portfolio Turnover Risk
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High Portfolio Turnover Risk. The Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Interest Rate Risk
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Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates, which may negatively affect the value of debt instruments held by the Fund and have a negative impact on the Fund’s performance and NAV. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. An increase in interest rates will generally cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Additionally, as a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Management Risk
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Management Risk. As the Fund’s portfolio will not typically replicate the Underlying Index fully, it is subject to the risk that the Adviser’s investment strategy may not produce the intended results. The Adviser’s use of a representative sampling indexing strategy to manage the Fund’s portfolio may subject the Fund to an increased risk of tracking error, in that the securities selected in aggregate for the Fund’s portfolio may not have an investment profile similar to those of the Underlying Index.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Market Risk
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Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics), war, acts of terrorism, recessions or other disruptive events (whether real, expected or perceived) in the local, regional or and global markets. These factors could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV. As a result, an investor could lose money over short periods due to short-term market movements or long periods of time during prolonged market downturns.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | ETF Risk
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●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be significantly diminished trading in Shares, Fund Shares may trade at a material discount to net asset value (“NAV”), and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

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Secondary Market Trading Risk. Although Shares are intended to be listed on The Nasdaq Stock Market LLC, a national securities exchange, (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Shares trade on a stock exchange at prices at, above, or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. Any of these factors, among others, may lead to the Shares trading at a premium or discount to NAV.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Securities Lending Risk
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Securities Lending Risk. The Fund may engage in securities lending (i.e., lend portfolio securities to institutions, such as certain broker dealers). Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. The Fund could also experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Concentration Risk
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | New Fund Risk
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New Fund Risk. The Fund is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Fund. Since the Fund is a new ETF, it has a limited history of operations for investors to evaluate.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Operational Risk
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Passive Investment Risk
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Passive Investment Risk. Although the Fund is permitted to invest up to 100% of its assets in money market instruments for temporary defensive or liquidity purposes, the Adviser generally does not attempt to invest the Fund’s assets in defensive positions.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Affiliated Fund Risk
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Duration Risk
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Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities. As interest rates rise, the value of a bond will fall in direct proportion to its duration and conversely, as interest rates fall, the value of a bond will increase in direct proportion to its duration. Therefore, the longer a bond’s duration (measured in years), the more sensitive its price will be to interest rate changes.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Fixed-Income Market Risk
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Fixed Income Market Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities or duration will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Income Risk
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Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, or the Fund otherwise needs to purchase additional bonds.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Index-Related Risk
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Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor the Adviser can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party provider and may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Reinvestment Risk
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Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Reverse Repurchase Agreements Risk
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Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Asset Class Risk
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●	Asset Class Risk. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market, or other asset classes.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Cash or Cash Equivalents Risk
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Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objectives.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Market Trading Risk
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Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of Shares and their underlying NAV. In addition, an exchange or market may issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Market Price Risk
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Market Price Risk. Fund Shares are listed for trading on an exchange and are bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate, in some cases materially, in response to changes in the NAV and supply and demand for Shares. As a result, the trading prices of Shares may deviate significantly from the NAV during periods of market volatility. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units (defined below), the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained in the long-term. If market makers exit the business or are unable to continue making markets in Fund Shares, Shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade Shares in the secondary market). Further, while the creation/redemption feature is designed to make it likely that Shares normally will trade close to the value of the Fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, APs or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the Fund’s holdings. Although market makers will generally take advantage of differences between the NAV and the market price of Fund Shares through arbitrage opportunities, there is no guarantee that they will do so. In addition, the securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Fund’s Shares trade. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the Shares’ NAV is likely to widen. Further, secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the Fund’s NAV. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those APs creating and redeeming Shares directly with the Fund.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Inflation-Indexed Bonds Risk
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Inflation-Indexed Bonds Risk. The principal value of an investment is not protected or otherwise guaranteed by virtue of the Fund’s investments in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal value. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity. Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Inflation-Linked Securities Risk
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Inflation-Linked Securities Risk. In general, the value of an inflation-linked security, including TIPS, will typically decrease when real interest rates (nominal interest rates reduced by the expected impact of inflation) increase and increase when real interest rates decrease. When inflation is negative or concerns over inflation are low, the value and income of inflationlinked securities could fall and result in losses for the Fund and during periods of very low inflation, the yield on an inflation-linked security may be negative. Conversely, during sustained periods of high inflation, the Fund’s yield should increase, which may not be repeated. Funds that invest heavily in inflation-linked securities do not always move in lockstep with inflation because they do not necessarily buy inflation-linked securities when they are originally issued or hold them until maturity. In addition, the accrual of inflation adjustments on the Fund’s holdings may significantly impact the current level of dividends actually paid to shareholders. Changes in inflation rates and/or interest rates may cause the Fund’s yield to vary substantially over time.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Risk of Investing in the U.S.
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Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Underlying Fund Risk
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Underlying Fund Risk. Other investment companies (i.e., ETFs and money market funds (“Underlying Funds”) in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. Each of the Underlying Funds is subject to its own specific risks, but the Adviser expects the principal investment risks of such Underlying Funds will be similar to the risks of investing in the Fund.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | U.S. Treasury Obligations Risk
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U.S. Treasury Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | Risk Lose Money [Member]
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Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m Small Cap Core ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. While the Fund and the Adviser have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems.

Further, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider and other service providers, market makers, or issuers of securities in which the Fund invests. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyberattacks or other cyber-failures.

F/m Small Cap Core ETF | Emerging Markets Risk
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Emerging Markets Risk. The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will. The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

F/m Small Cap Core ETF | Market Risk
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Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investments in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors, including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, or financial events, public health crises (such as epidemics or pandemics), or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. As a result, an investor could lose money over short or long periods of time.

F/m Small Cap Core ETF | Equity Securities Risk
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Equity Securities Risk. The price of equity securities fluctuates based on changes in a company’s activities and financial condition and in overall market conditions. Economic, political, and financial conditions, or industry or economic trends or developments, may for varying periods of time cause volatility, illiquidity, or other potentially adverse effects in the markets. The Fund’s investments in equity securities expose it to sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

F/m Small Cap Core ETF | ETF Risk
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●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be significantly diminished trading in Fund Shares, Fund Shares may trade at a material discount to net asset value (“NAV”), and Fund Shares may possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

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Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Shares trade on a stock exchange at prices at, above, or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. Any of these factors, among others, may lead to the Shares trading at a premium or discount to NAV.

F/m Small Cap Core ETF | Securities Lending Risk
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Securities Lending Risk. The Fund may engage in securities lending (i.e., lend portfolio securities to institutions, such as certain broker-dealers. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. The Fund could also experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

F/m Small Cap Core ETF | Concentration Risk
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, industries, project types, or asset class.

F/m Small Cap Core ETF | New Fund Risk
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New Fund Risk. The Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Fund.

F/m Small Cap Core ETF | Operational Risk
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m Small Cap Core ETF | Sector Concentration Risk
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Sector Concentration Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

F/m Small Cap Core ETF | Active Management Risk
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Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

F/m Small Cap Core ETF | Investment Style Risk
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Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending on market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes, but that employ different investment styles.

F/m Small Cap Core ETF | Small-Capitalization Companies Risk
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Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. The securities of small-capitalization companies may be more volatile and less liquid than those of mid- and large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large- or mid-capitalization stocks.

F/m Small Cap Core ETF | Valuation Risk
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Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

F/m Small Cap Core ETF | Affiliated Fund Risk
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m Small Cap Core ETF | Asset Class Risk
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Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to the general financial markets , a particular financial market, another index, or other asset classes.

F/m Small Cap Core ETF | Geographic Risk
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Geographic Risk. A natural disaster could occur in a geographic region in which the Fund invests, which could adversely affect the economy or the business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in, or which are exposed to, the affected region. Also, current military conflicts in various geographic regions, including those in Europe and the Middle East, can lead to, and have led to, economic and market disruptions, which may not be limited to the geographic region in which the conflict is occurring. Such conflicts can also result, and have resulted in some cases, in sanctions being levied by the United States, the European Union and/or other countries against countries or other actors involved in the conflict. In addition, such conflicts and related sanctions can adversely affect regional and global energy, commodities, financial and other markets and thus could affect the value of the Fund’s investments. The extent and duration of any military conflict, related sanctions and resulting economic and market disruptions are impossible to predict, but could be substantial.

F/m Small Cap Core ETF | Market Trading Risk
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Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund Shares.

F/m Small Cap Core ETF | Issuer-Specific Risk
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Issuer-Specific Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

F/m Small Cap Core ETF | Underlying Fund Risk
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Underlying Fund Risk. Other investment companies (i.e., ETFs and money market funds (“Underlying Funds”) in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. Each of the Underlying Funds is subject to its own specific risks, but the Adviser expects the principal investment risks of such Underlying Funds will be similar to the risks of investing in the Fund.

F/m Small Cap Core ETF | Depository Receipts Risk
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Depository Receipts Risk. The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts (“ADRs”). ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the New York Stock Exchange. Sponsored ADRs are issued with the support of the issuer of the foreign stock underlying the ADRs and carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund’s portfolio. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund.

F/m Small Cap Core ETF | Foreign Investment Risk
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Foreign Investment Risk. The Fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the Fund’s foreign investments, prevent the Fund from realizing the full value of its foreign investments or prevent the Fund from selling foreign securities it holds. Financial reporting standards for companies based in foreign markets differ from those in the United States. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. In addition, the Fund may be limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the U.S. The foreign investments of the Fund may also be subject to foreign withholding taxes. Foreign brokerage commissions and other fees are generally higher than those for U.S. investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments. Foreign markets can have liquidity risks beyond those typical of U.S. markets. Because foreign exchanges generally are smaller and less liquid than U.S. exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of securities. In certain situations, it may become virtually impossible to sell an investment at a price that approaches portfolio management’s estimate of its value. For the same reason, it may at times be difficult to value the Fund’s foreign investments. In addition, because non-U.S. markets may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares.

F/m Small Cap Core ETF | Initial Public Offering (“IPO”) Risk
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Initial Public Offering (“IPO”) Risk. The Fund may invest in companies that have recently completed an initial public offering. The stocks of such companies are unseasoned equities lacking a trading history, a track record of reporting to investors and widely available research coverage. IPOs are thus often subject to extreme price volatility and speculative trading. In addition, IPOs share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in an IPO are typically a small percentage of the market capitalization. The ownership of many IPOs often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.

F/m Small Cap Core ETF | Real Estate Investment Trust (“REIT”) Risk
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Real Estate Investment Trust (“REIT”) Risk. REITs are subject to the risks associated with investing in the securities of real property companies. In particular, REITs may be affected by changes in the values of the underlying properties that they own or operate. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee’s ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable regulatory treatment.

F/m Small Cap Core ETF | Risk of Investing in the U.S.
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Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m Small Cap Core ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m Small Cap Growth ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. While the Fund and the Adviser have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Further, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider and other service providers, market makers, or issuers of securities in which the Fund invests. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyberattacks or other cyber-failures.

F/m Small Cap Growth ETF | Emerging Markets Risk
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Emerging Markets Risk. The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will. The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

F/m Small Cap Growth ETF | Market Risk
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Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investments in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors, including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, or financial events, public health crises (such as epidemics or pandemics), or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. As a result, an investor could lose money over short or long periods of time.

F/m Small Cap Growth ETF | Equity Securities Risk
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Equity Securities Risk. The price of equity securities fluctuates based on changes in a company’s activities and financial condition and in overall market conditions. Economic, political, and financial conditions, or industry or economic trends or developments, may for varying periods of time cause volatility, illiquidity, or other potentially adverse effects in the markets. The Fund’s investments in equity securities expose it to sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

F/m Small Cap Growth ETF | ETF Risk
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●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be significantly diminished trading in Fund Shares, Fund Shares may trade at a material discount to net asset value (“NAV”), and Fund Shares may possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

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Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Shares trade on a stock exchange at prices at, above, or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. Any of these factors, among others, may lead to the Shares trading at a premium or discount to NAV.

F/m Small Cap Growth ETF | Securities Lending Risk
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Securities Lending Risk. The Fund may engage in securities lending (i.e., lend portfolio securities to institutions, such as certain broker-dealers. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. The Fund could also experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

F/m Small Cap Growth ETF | Concentration Risk
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, industries, project types, or asset class.

F/m Small Cap Growth ETF | New Fund Risk
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New Fund Risk. The Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Fund.

F/m Small Cap Growth ETF | Operational Risk
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m Small Cap Growth ETF | Sector Concentration Risk
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Sector Concentration Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

F/m Small Cap Growth ETF | Active Management Risk
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Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

F/m Small Cap Growth ETF | Investment Style Risk
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Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending on market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes, but that employ different investment styles.

F/m Small Cap Growth ETF | Small-Capitalization Companies Risk
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Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. The securities of small-capitalization companies may be more volatile and less liquid than those of mid- and large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large- or mid-capitalization stocks.

F/m Small Cap Growth ETF | Valuation Risk
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Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

F/m Small Cap Growth ETF | Affiliated Fund Risk
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m Small Cap Growth ETF | Asset Class Risk
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Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market, another index, or other asset classes.

F/m Small Cap Growth ETF | Geographic Risk
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Geographic Risk. A natural disaster could occur in a geographic region in which the Fund invests, which could adversely affect the economy or the business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in, or which are exposed to, the affected region. Also, current military conflicts in various geographic regions, including those in Europe and the Middle East, can lead to, and have led to, economic and market disruptions, which may not be limited to the geographic region in which the conflict is occurring. Such conflicts can also result, and have resulted in some cases, in sanctions being levied by the United States, the European Union and/or other countries against countries or other actors involved in the conflict. In addition, such conflicts and related sanctions can adversely affect regional and global energy, commodities, financial and other markets and thus could affect the value of the Fund’s investments. The extent and duration of any military conflict, related sanctions and resulting economic and market disruptions are impossible to predict, but could be substantial.

F/m Small Cap Growth ETF | Market Trading Risk
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Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund Shares.

F/m Small Cap Growth ETF | Issuer-Specific Risk
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Issuer-Specific Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

F/m Small Cap Growth ETF | Underlying Fund Risk
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Underlying Fund Risk. Other investment companies (i.e., ETFs and money market funds (“Underlying Funds”) in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. Each of the Underlying Funds is subject to its own specific risks, but the Adviser expects the principal investment risks of such Underlying Funds will be similar to the risks of investing in the Fund.

F/m Small Cap Growth ETF | Depository Receipts Risk
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Depository Receipts Risk. The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts (“ADRs”). ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the New York Stock Exchange. Sponsored ADRs are issued with the support of the issuer of the foreign stock underlying the ADRs and carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund’s portfolio. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund.

F/m Small Cap Growth ETF | Foreign Investment Risk
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Foreign Investment Risk. The Fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the Fund’s foreign investments, prevent the Fund from realizing the full value of its foreign investments or prevent the Fund from selling foreign securities it holds. Financial reporting standards for companies based in foreign markets differ from those in the United States. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. In addition, the Fund may be limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the U.S. The foreign investments of the Fund may also be subject to foreign withholding taxes. Foreign brokerage commissions and other fees are generally higher than those for U.S. investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments. Foreign markets can have liquidity risks beyond those typical of U.S. markets. Because foreign exchanges generally are smaller and less liquid than U.S. exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of securities. In certain situations, it may become virtually impossible to sell an investment at a price that approaches portfolio management’s estimate of its value. For the same reason, it may at times be difficult to value the Fund’s foreign investments. In addition, because non-U.S. markets may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares.

F/m Small Cap Growth ETF | Initial Public Offering (“IPO”) Risk
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Initial Public Offering (“IPO”) Risk. The Fund may invest in companies that have recently completed an initial public offering. The stocks of such companies are unseasoned equities lacking a trading history, a track record of reporting to investors and widely available research coverage. IPOs are thus often subject to extreme price volatility and speculative trading. In addition, IPOs share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in an IPO are typically a small percentage of the market capitalization. The ownership of many IPOs often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.

F/m Small Cap Growth ETF | Real Estate Investment Trust (“REIT”) Risk
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Real Estate Investment Trust (“REIT”) Risk. REITs are subject to the risks associated with investing in the securities of real property companies. In particular, REITs may be affected by changes in the values of the underlying properties that they own or operate. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee’s ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable regulatory treatment.

F/m Small Cap Growth ETF | Risk of Investing in the U.S.
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Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m Small Cap Growth ETF | Risk Lose Money [Member]
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Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m SMID Equity ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. While the Fund and the Adviser have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Further, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider and other service providers, market makers, or issuers of securities in which the Fund invests. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyberattacks or other cyber-failures.

F/m SMID Equity ETF | Emerging Markets Risk
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Emerging Markets Risk. The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will. The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

F/m SMID Equity ETF | Market Risk
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Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investments in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors, including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, or financial events, public health crises (such as epidemics or pandemics), or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. As a result, an investor could lose money over short or long periods of time.

F/m SMID Equity ETF | Equity Securities Risk
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Equity Securities Risk. The price of equity securities fluctuates based on changes in a company’s activities and financial condition and in overall market conditions. Economic, political, and financial conditions, or industry or economic trends or developments, may for varying periods of time cause volatility, illiquidity, or other potentially adverse effects in the markets. The Fund’s investments in equity securities expose it to sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

F/m SMID Equity ETF | ETF Risk
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●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be significantly diminished trading in Fund Shares, Fund Shares may trade at a material discount to net asset value (“NAV”), and Fund Shares may possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

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Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Shares trade on a stock exchange at prices at, above, or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. Any of these factors, among others, may lead to the Shares trading at a premium or discount to NAV.

F/m SMID Equity ETF | Securities Lending Risk
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Securities Lending Risk. The Fund may engage in securities lending (i.e., lend portfolio securities to institutions, such as certain broker-dealers. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. The Fund could also experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

F/m SMID Equity ETF | Concentration Risk
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, industries, project types, or asset class.

F/m SMID Equity ETF | Mid-Capitalization Companies Risk
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Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. The securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies. As a result, the price of Fund Shares may be more volatile than that of a fund with a greater investment in large-capitalization stocks.

F/m SMID Equity ETF | New Fund Risk
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New Fund Risk. The Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Fund.

F/m SMID Equity ETF | Operational Risk
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m SMID Equity ETF | Sector Concentration Risk
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Sector Concentration Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

F/m SMID Equity ETF | Active Management Risk
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Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

F/m SMID Equity ETF | Investment Style Risk
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Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending on market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes, but that employ different investment styles.

F/m SMID Equity ETF | Small-Capitalization Companies Risk
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Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. The securities of small-capitalization companies may be more volatile and less liquid than those of mid- and large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large- or mid-capitalization stocks.

F/m SMID Equity ETF | Valuation Risk
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Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

F/m SMID Equity ETF | Affiliated Fund Risk
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m SMID Equity ETF | Asset Class Risk
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Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market, another index, or other asset classes.

F/m SMID Equity ETF | Geographic Risk
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Geographic Risk. A natural disaster could occur in a geographic region in which the Fund invests, which could adversely affect the economy or the business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in, or which are exposed to, the affected region. Also, current military conflicts in various geographic regions, including those in Europe and the Middle East, can lead to, and have led to, economic and market disruptions, which may not be limited to the geographic region in which the conflict is occurring. Such conflicts can also result, and have resulted in some cases, in sanctions being levied by the United States, the European Union and/or other countries against countries or other actors involved in the conflict. In addition, such conflicts and related sanctions can adversely affect regional and global energy, commodities, financial and other markets and thus could affect the value of the Fund’s investments. The extent and duration of any military conflict, related sanctions and resulting economic and market disruptions are impossible to predict, but could be substantial.

F/m SMID Equity ETF | Market Trading Risk
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Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund Shares.

F/m SMID Equity ETF | Issuer-Specific Risk
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Issuer-Specific Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

F/m SMID Equity ETF | Underlying Fund Risk
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Underlying Fund Risk. Other investment companies (i.e., ETFs and money market funds (“Underlying Funds”) in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. Each of the Underlying Funds is subject to its own specific risks, but the Adviser expects the principal investment risks of such Underlying Funds will be similar to the risks of investing in the Fund.

F/m SMID Equity ETF | Depository Receipts Risk
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Depository Receipts Risk. The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts (“ADRs”). ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the New York Stock Exchange. Sponsored ADRs are issued with the support of the issuer of the foreign stock underlying the ADRs and carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund’s portfolio. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund.

F/m SMID Equity ETF | Foreign Investment Risk
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Foreign Investment Risk. The Fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the Fund’s foreign investments, prevent the Fund from realizing the full value of its foreign investments or prevent the Fund from selling foreign securities it holds. Financial reporting standards for companies based in foreign markets differ from those in the United States. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. In addition, the Fund may be limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the U.S. The foreign investments of the Fund may also be subject to foreign withholding taxes. Foreign brokerage commissions and other fees are generally higher than those for U.S. investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments. Foreign markets can have liquidity risks beyond those typical of U.S. markets. Because foreign exchanges generally are smaller and less liquid than U.S. exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of securities. In certain situations, it may become virtually impossible to sell an investment at a price that approaches portfolio management’s estimate of its value. For the same reason, it may at times be difficult to value the Fund’s foreign investments. In addition, because non-U.S. markets may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares.

F/m SMID Equity ETF | Initial Public Offering (“IPO”) Risk
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Initial Public Offering (“IPO”) Risk. The Fund may invest in companies that have recently completed an initial public offering. The stocks of such companies are unseasoned equities lacking a trading history, a track record of reporting to investors and widely available research coverage. IPOs are thus often subject to extreme price volatility and speculative trading. In addition, IPOs share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in an IPO are typically a small percentage of the market capitalization. The ownership of many IPOs often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.

F/m SMID Equity ETF | Risk of Investing in the U.S.
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Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m SMID Equity ETF | Risk Lose Money [Member]
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Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. While the Fund and Adviser have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Further, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider and other service providers, market makers, or issuers of securities in which the Fund invests. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyberattacks or other cyber-failures.

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | High Portfolio Turnover Risk
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High Portfolio Turnover Risk. The Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | Interest Rate Risk
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Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates, which may negatively affect the value of debt instruments held by the Fund and have a negative impact on the Fund’s performance and NAV. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. An increase in interest rates will generally cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Additionally, as a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively.

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | Management Risk
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Management Risk. As the Fund’s portfolio will not typically replicate the Underlying Index fully, it is subject to the risk that the Adviser’s investment strategy may not produce the intended results. The Adviser’s use of a representative sampling indexing strategy to manage the Fund’s portfolio may subject the Fund to an increased risk of tracking error, in that the securities selected in aggregate for the Fund’s portfolio may not have an investment profile similar to those of the Underlying Index.

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | Market Risk
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Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics), war, acts of terrorism, recessions or other disruptive events (whether real, expected or perceived) in the local, regional or global markets. These factors could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV. As a result, an investor could lose money over short periods due to short-term market movements or long periods of time during prolonged market downturns.

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | ETF Risk
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●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s Shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF Shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

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Secondary Market Trading Risk. Although the Fund’s Shares are listed on a national securities exchange, The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | Securities Lending Risk
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Securities Lending Risk. The Fund may engage in securities lending (i.e., lend portfolio securities to institutions, such as certain broker dealers). Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. The Fund could also experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | Concentration Risk
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | New Fund Risk
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New Fund Risk. The Fund is a newly organized management investment company with a limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Fund.

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | Operational Risk
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes or technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | Risk of Investing in the United States
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Risk of Investing in the United States. Certain changes in the United States economy, such as when the economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | Passive Investment Risk
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Passive Investment Risk. Although the Fund is permitted to invest up to 100% of its assets in money market instruments for temporary defensive or liquidity purposes, the Adviser generally does not attempt to invest the Fund’s assets in defensive positions.

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | Tracking Error Risk
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Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | Affiliated Fund Risk
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | Duration Risk
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Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | Fixed-Income Market Risk
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Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund’s Shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s Share price and increase the Fund’s liquidity risk, expenses and/or taxable distributions.

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | Income Risk
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Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity, or are called, or the Fund otherwise needs to purchase additional bonds.

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | Index-Related Risk
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Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor the Adviser can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party Provider and may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | Reinvestment Risk
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Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | Reverse Repurchase Agreements Risk
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●	Reverse Repurchase Agreements Risk. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | Asset Class Risk
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●	Asset Class Risk. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market, or other asset classes.

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | Market Trading Risk
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Market Trading Risk. Each Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of Shares and their underlying NAV. In addition, an exchange or market may issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | Inflation-Indexed Bonds Risk
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Inflation-Indexed Bonds Risk. The principal value of an investment is not protected or otherwise guaranteed by virtue of the Fund’s investments in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal value. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity. Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | Inflation-Linked Securities Risk
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Inflation-Linked Securities Risk. In general, the value of an inflation-linked security, including TIPS, will typically decrease when real interest rates (nominal interest rates reduced by the expected impact of inflation) increase and increase when real interest rates decrease. When inflation is negative or concerns over inflation are low, the value and income of inflation-linked securities could fall and result in losses for the Fund and during periods of very low inflation, the yield on an inflation-linked security may be negative. Conversely, during sustained periods of high inflation, the Fund’s yield should increase, which may not be repeated. Funds that invest heavily in inflation-linked securities do not always move in lockstep with inflation because they do not necessarily buy inflation-linked securities when they are originally issued or hold them until maturity. In addition, the accrual of inflation adjustments on the Fund’s holdings may significantly impact the current level of dividends actually paid to shareholders. Changes in inflation rates and/or interest rates may cause the Fund’s yield to vary substantially over time.

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | U.S. Treasury Obligations Risk
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U.S. Treasury Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of a Fund’s U.S. Treasury obligations to decline.

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | Risk Lose Money [Member]
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Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m Yield Curve Steepening Strategy ETF | Counterparty Risk
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Counterparty Risk. Counterparty risk is the risk that a counterparty to a swap contract or other similar investment instrument may default on its payment obligation to the Fund. Such a default may cause the value of an investment in the Fund to decrease.

F/m Yield Curve Steepening Strategy ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. While the Fund and the Adviser have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Further, the Fund cannot control the cybersecurity plans and systems of the Fund’s service providers, market makers, or issuers of securities in which the Fund invests. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

F/m Yield Curve Steepening Strategy ETF | Derivatives Risk
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Derivatives Risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

F/m Yield Curve Steepening Strategy ETF | High Portfolio Turnover Risk
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High Portfolio Turnover Risk. The Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m Yield Curve Steepening Strategy ETF | Interest Rate Risk
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Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates, which may negatively affect the value of debt instruments held by the Fund and have a negative impact on the Fund’s performance and NAV. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. An increase in interest rates will generally cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Additionally, as a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively.

F/m Yield Curve Steepening Strategy ETF | Market Risk
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Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics), war, acts of terrorism, recessions or other disruptive events (whether real, expected or perceived) in the local, regional or and global markets. These factors could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV. As a result, an investor could lose money over short periods due to short-term market movements or long periods of time during prolonged market downturns.

F/m Yield Curve Steepening Strategy ETF | Options Risk
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Options Risk. When the Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. The Fund purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, a Fund is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid, and transaction costs.

F/m Yield Curve Steepening Strategy ETF | ETF Risk
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●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Note Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

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Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Shares trade on a stock exchange at prices at, above, or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the

NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. Any of these factors, among others, may lead to the Shares trading at a premium or discount to NAV.

F/m Yield Curve Steepening Strategy ETF | Illiquid Investments Risk
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Illiquid Investments Risk. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

F/m Yield Curve Steepening Strategy ETF | Securities Lending Risk
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Securities Lending Risk. The Fund may engage in securities lending (i.e., lend portfolio securities to institutions, such as certain broker dealers). Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. The Fund could also experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

F/m Yield Curve Steepening Strategy ETF | Liquidity Risk
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Liquidity Risk. Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

F/m Yield Curve Steepening Strategy ETF | Concentration Risk
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m Yield Curve Steepening Strategy ETF | Issuer Risk
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Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.

F/m Yield Curve Steepening Strategy ETF | New Fund Risk
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New Fund Risk. The Fund is a newly organized management investment company with no operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Fund.

F/m Yield Curve Steepening Strategy ETF | Operational Risk
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m Yield Curve Steepening Strategy ETF | Risk of Investing in the United States
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Risk of Investing in the United States. Certain changes in the United States economy, such as when the economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m Yield Curve Steepening Strategy ETF | Active Management Risk
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Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

F/m Yield Curve Steepening Strategy ETF | Futures Risk
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Futures Risk. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract or option; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the investment adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

F/m Yield Curve Steepening Strategy ETF | Valuation Risk
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Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

F/m Yield Curve Steepening Strategy ETF | Affiliated Fund Risk
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m Yield Curve Steepening Strategy ETF | Leverage Risk
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Leverage Risk. Using derivatives can create leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leverage may also cause the Fund to have higher expenses than those of other funds that do not use such techniques.

F/m Yield Curve Steepening Strategy ETF | Duration Risk
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Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

F/m Yield Curve Steepening Strategy ETF | Fixed-Income Market Risk
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Fixed-Income Market Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities or duration will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

F/m Yield Curve Steepening Strategy ETF | Income Risk
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Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, or the Fund otherwise needs to purchase additional bonds.

F/m Yield Curve Steepening Strategy ETF | Reinvestment Risk
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Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m Yield Curve Steepening Strategy ETF | Reverse Repurchase Agreements Risk
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Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m Yield Curve Steepening Strategy ETF | Rating Agencies Risk
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Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests.

F/m Yield Curve Steepening Strategy ETF | Asset Class Risk
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●	Asset Class Risk. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market, or other asset classes.

F/m Yield Curve Steepening Strategy ETF | Cash or Cash Equivalents Risk
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Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

F/m Yield Curve Steepening Strategy ETF | Market Trading Risk
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Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of Shares and their underlying NAV. In addition, an exchange or market may issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

F/m Yield Curve Steepening Strategy ETF | Pricing Risk
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Pricing Risk. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying Fund Shares or receive less than the market value when selling Fund Shares.

F/m Yield Curve Steepening Strategy ETF | U.S. Treasury Obligations Risk
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U.S. Treasury Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

F/m Yield Curve Steepening Strategy ETF | Early Close/Trading Halt Risk
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Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent a Fund from buying or selling certain securities or financial instruments. In these circumstances, a Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

F/m Yield Curve Steepening Strategy ETF | Over-the-Counter Market Risk
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Over-the-Counter Market Risk. Securities and options traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup. The Fund is also exposed to default by the over-the-counter option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

F/m Yield Curve Steepening Strategy ETF | Rate-Linked Derivatives Risk
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Rate-Linked Derivatives Risk. The Fund’s exposure to derivatives tied to interest rates subjects the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. Investing in derivatives tied to interest rates, including through options tied to the shape of the U.S. interest rate curve, can be extremely volatile. The value of such investments may fluctuate rapidly based on a variety of factors, including overall market movements; economic events and policies; changes in interest rates or inflation rates; changes in monetary and exchange control programs; war; acts of terrorism; natural disasters; and technological developments. The Fund is expected to benefit from the options it holds if long-term U.S. interest rates rise during the time period in which the Fund holds the options. However, if long-term U.S. interest rates decrease, the Fund will lose money on the options, up to the amount invested in option premiums, and underperform an otherwise identical bond fund that had not used such options. Rate-linked derivatives may lose money if interest rates change in a manner not anticipated by the Adviser. An increase in interest rates may cause the value of securities held directly or indirectly by the Fund to decline to the extent that the Fund’s hedging strategy is not effectively implemented. Even if the Fund is hedged against losses due to long-term interest rate increases linked to U.S. interest rates, outright interest rate increases may also lead to heightened volatility in the fixed-income markets and may positively affect the value of the Fund’s options while negatively impacting the Fund’s investments in U.S. Treasuries. The Fund could lose money on the options held by the Fund, and the present value of the Fund’s portfolio investments could decrease if inflation increases. These interest rate-linked options may also cause the Fund’s net asset value and returns to be more volatile and expose the Fund to increased counterparty risk. Fluctuations in the U.S. interest rate curve or the price of the options owned by the Fund could materially adversely affect an investment in the Fund. The Fund’s investments in options are not intended to mitigate duration and credit risk or other factors influencing the price of U.S. government bonds, which may have a greater impact on the bonds’ returns than interest rate risk. Moreover, to the extent that interest rate risk has been priced into the government bonds owned directly or indirectly by the Fund, the Fund could underperform other investments even during periods of rising long-term U.S. interest rates. There is no guarantee that the Fund will have positive performance even in environments of sharply rising U.S. interest rates. There is no guarantee that the Fund will be able to successfully mitigate interest rate risk.

F/m Yield Curve Steepening Strategy ETF | Shorting U.S. Treasury Securities Risk
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Shorting U.S. Treasury Securities Risk. The Fund may seek short exposure to financial instruments such as U.S. Treasury securities. There is no guarantee that the returns on the Fund’s short positions will produce positive returns and the Fund could lose money if the short positions produce negative returns. U.S. Treasury prices are highly sensitive to changes in interest rates and a decrease in yields (increase in prices) could result in significant losses for short positions. Shorting typically requires borrowing securities, which involves reliance on the availability of lenders and custodians. The failure of a counterparty to deliver the securities may impact the Fund’s execution of its strategy.

F/m Yield Curve Steepening Strategy ETF | Swap Risk
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Swap Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

F/m Yield Curve Steepening Strategy ETF | Swaptions Risk
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Swaptions Risk: A “swaption” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may purchase interest rate payer swaptions. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised.

F/m Yield Curve Steepening Strategy ETF | TBA Securities Risk
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TBA Securities Risk. In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. TBA transactions involve the risk that the securities received may have less favorable characteristics than what was anticipated when the Fund entered into the transaction. TBA transactions are also subject to counterparty risk and will be exposed to changes in the value of the underlying investments during the term of the agreement.

F/m Yield Curve Steepening Strategy ETF | U.S. Treasury and Agency Market Risk
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U.S. Treasury and Agency Market Risk. The U.S. Treasury and agency market can be volatile, and the value of instruments correlated with these markets may fluctuate dramatically from day to day. U.S. Treasury and agency obligations may provide relatively lower returns than those of other securities. Similar to other debt instruments, U.S. Treasury and agency obligations are subject to debt instrument risk and interest rate risk. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the value of U.S. Treasury and agency obligations to decline. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and are generally considered to have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.

F/m Yield Curve Steepening Strategy ETF | Risk Lose Money [Member]
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Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m Yield Curve Flattening Strategy ETF | Counterparty Risk
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Counterparty Risk. Counterparty risk is the risk that a counterparty to a swap contract or other similar investment instrument may default on its payment obligation to the Fund. Such a default may cause the value of an investment in the Fund to decrease.

F/m Yield Curve Flattening Strategy ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. While the Fund and the Adviser have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Further, the Fund cannot control the cybersecurity plans and systems of the Fund’s service providers, market makers, or issuers of securities in which the Fund invests. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

F/m Yield Curve Flattening Strategy ETF | Derivatives Risk
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Derivatives Risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

F/m Yield Curve Flattening Strategy ETF | High Portfolio Turnover Risk
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High Portfolio Turnover Risk. The Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m Yield Curve Flattening Strategy ETF | Interest Rate Risk
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Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates, which may negatively affect the value of debt instruments held by the Fund and have a negative impact on the Fund’s performance and NAV. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. An increase in interest rates will generally cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Additionally, as a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively.

F/m Yield Curve Flattening Strategy ETF | Market Risk
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Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics), war, acts of terrorism, recessions or other disruptive events (whether real, expected or perceived) in the local, regional or global markets. These factors could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV. As a result, an investor could lose money over short periods of time due to short-term market movements or long periods of time during prolonged market downturns.

F/m Yield Curve Flattening Strategy ETF | Options Risk
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Options Risk. When the Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. The Fund purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, a Fund is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid, and transaction costs.

F/m Yield Curve Flattening Strategy ETF | ETF Risk
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●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as AP. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Note Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

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Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Shares trade on a stock exchange at prices at, above, or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result the trading prices of the Shares may deviate from the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the

NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. Any of these factors, among others, may lead to the Shares trading at a premium or discount to NAV.

F/m Yield Curve Flattening Strategy ETF | Illiquid Investments Risk
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Illiquid Investments Risk. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

F/m Yield Curve Flattening Strategy ETF | Securities Lending Risk
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Securities Lending Risk. The Fund may engage in securities lending (i.e., lend portfolio securities to institutions, such as certain broker dealers). Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. The Fund could also experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

F/m Yield Curve Flattening Strategy ETF | Liquidity Risk
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Liquidity Risk. Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

F/m Yield Curve Flattening Strategy ETF | Concentration Risk
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m Yield Curve Flattening Strategy ETF | Issuer Risk
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Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.

F/m Yield Curve Flattening Strategy ETF | New Fund Risk
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New Fund Risk. The Fund is a newly organized management investment company with no operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Fund.

F/m Yield Curve Flattening Strategy ETF | Operational Risk
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

F/m Yield Curve Flattening Strategy ETF | Risk of Investing in the United States
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Risk of Investing in the United States. Certain changes in the United States economy, such as when the economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m Yield Curve Flattening Strategy ETF | Active Management Risk
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Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

F/m Yield Curve Flattening Strategy ETF | Futures Risk
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Futures Risk. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract or option; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the investment adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

F/m Yield Curve Flattening Strategy ETF | Valuation Risk
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Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

F/m Yield Curve Flattening Strategy ETF | Affiliated Fund Risk
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m Yield Curve Flattening Strategy ETF | Leverage Risk
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Leverage Risk. Using derivatives can create leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leverage may also cause the Fund to have higher expenses than those of other funds that do not use such techniques.

F/m Yield Curve Flattening Strategy ETF | Duration Risk
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Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

F/m Yield Curve Flattening Strategy ETF | Fixed-Income Market Risk
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Fixed-Income Market Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities or duration will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

F/m Yield Curve Flattening Strategy ETF | Income Risk
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Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, or the Fund otherwise needs to purchase additional bonds.

F/m Yield Curve Flattening Strategy ETF | Reinvestment Risk
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Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m Yield Curve Flattening Strategy ETF | Reverse Repurchase Agreements Risk
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Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m Yield Curve Flattening Strategy ETF | Rating Agencies Risk
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Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests.

F/m Yield Curve Flattening Strategy ETF | Asset Class Risk
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●	Asset Class Risk. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market, or other asset classes.

F/m Yield Curve Flattening Strategy ETF | Cash or Cash Equivalents Risk
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Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

F/m Yield Curve Flattening Strategy ETF | Market Trading Risk
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Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of Shares and their underlying NAV. In addition, an exchange or market may issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

F/m Yield Curve Flattening Strategy ETF | Pricing Risk
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Pricing Risk. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying Fund Shares or receive less than the market value when selling Fund Shares.

F/m Yield Curve Flattening Strategy ETF | U.S. Treasury Obligations Risk
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U.S. Treasury Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

F/m Yield Curve Flattening Strategy ETF | Early Close/Trading Halt Risk
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Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent a Fund from buying or selling certain securities or financial instruments. In these circumstances, a Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

F/m Yield Curve Flattening Strategy ETF | Over-the-Counter Market Risk
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Over-the-Counter Market Risk. Securities and options traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup. The Fund is also exposed to default by the over-the-counter option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

F/m Yield Curve Flattening Strategy ETF | Rate-Linked Derivatives Risk
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Rate-Linked Derivatives Risk. The Fund’s exposure to derivatives tied to interest rates subjects the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. Investing in derivatives tied to interest rates, including through options tied to the shape of the U.S. interest rate curve, can be extremely volatile. The value of such investments may fluctuate rapidly based on a variety of factors, including overall market movements; economic events and policies; changes in interest rates or inflation rates; changes in monetary and exchange control programs; war; acts of terrorism; natural disasters; and technological developments. The Fund is expected to benefit from the options it holds if long-term U.S. interest rates rise during the time period in which the Fund holds the options. However, if long-term U.S. interest rates decrease, the Fund will lose money on the options, up to the amount invested in option premiums, and underperform an otherwise identical bond fund that had not used such options. Rate-linked derivatives may lose money if interest rates change in a manner not anticipated by the Adviser. An increase in interest rates may cause the value of securities held directly or indirectly by the Fund to decline to the extent that the Fund’s hedging strategy is not effectively implemented. Even if the Fund is hedged against losses due to long-term interest rate increases linked to U.S. interest rates, outright interest rate increases may also lead to heightened volatility in the fixed-income markets and may positively affect the value of the Fund’s options while negatively impacting the Fund’s investments in U.S. Treasuries. The Fund could lose money on the options held by the Fund, and the present value of the Fund’s portfolio investments could decrease if inflation increases. These interest rate-linked options may also cause the Fund’s net asset value and returns to be more volatile and expose the Fund to increased counterparty risk. Fluctuations in the U.S. interest rate curve or the price of the options owned by the Fund could materially adversely affect an investment in the Fund. The Fund’s investments in options are not intended to mitigate duration and credit risk or other factors influencing the price of U.S. government bonds, which may have a greater impact on the bonds’ returns than interest rate risk. Moreover, to the extent that interest rate risk has been priced into the government bonds owned directly or indirectly by the Fund, the Fund could underperform other investments even during periods of rising long-term U.S. interest rates. There is no guarantee that the Fund will have positive performance even in environments of sharply rising U.S. interest rates. There is no guarantee that the Fund will be able to successfully mitigate interest rate risk.

F/m Yield Curve Flattening Strategy ETF | Shorting U.S. Treasury Securities Risk
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Shorting U.S. Treasury Securities Risk. The Fund may seek short exposure to financial instruments such as U.S. Treasury securities. There is no guarantee that the returns on the Fund’s short positions will produce positive returns and the Fund could lose money if the short positions produce negative returns. U.S. Treasury prices are highly sensitive to changes in interest rates and a decrease in yields (increase in prices) could result in significant losses for short positions. Shorting typically requires borrowing securities, which involves reliance on the availability of lenders and custodians. The failure of a counterparty to deliver the securities may impact the Fund’s execution of its strategy.

F/m Yield Curve Flattening Strategy ETF | Swap Risk
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Swap Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

F/m Yield Curve Flattening Strategy ETF | Swaptions Risk
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Swaptions Risk. A “swaption” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may purchase interest rate payer swaptions. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised.

F/m Yield Curve Flattening Strategy ETF | TBA Securities Risk
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TBA Securities Risk. In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. TBA transactions involve the risk that the securities received may have less favorable characteristics than what was anticipated when the Fund entered into the transaction. TBA transactions are also subject to counterparty risk and will be exposed to changes in the value of the underlying investments during the term of the agreement.

F/m Yield Curve Flattening Strategy ETF | U.S. Treasury and Agency Market Risk
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U.S. Treasury and Agency Market Risk. The U.S. Treasury and agency market can be volatile, and the value of instruments correlated with these markets may fluctuate dramatically from day to day. U.S. Treasury and agency obligations may provide relatively lower returns than those of other securities. Similar to other debt instruments, U.S. Treasury and agency obligations are subject to debt instrument risk and interest rate risk. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the value of U.S. Treasury and agency obligations to decline. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and are generally considered to have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.

F/m Yield Curve Flattening Strategy ETF | Risk Lose Money [Member]
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Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m Rising Interest Rates Strategy ETF | Counterparty Risk
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Counterparty Risk. Counterparty risk is the risk that a counterparty to a swap contract or other similar investment instrument may default on its payment obligation to the Fund. Such a default may cause the value of an investment in the Fund to decrease.

F/m Rising Interest Rates Strategy ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. While the Fund and the Adviser have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Further, the Fund cannot control the cybersecurity plans and systems of the Fund’s service providers, market makers, or issuers of securities in which the Fund invests. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

F/m Rising Interest Rates Strategy ETF | Derivatives Risk
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Derivatives Risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

F/m Rising Interest Rates Strategy ETF | High Portfolio Turnover Risk
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High Portfolio Turnover Risk. The Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m Rising Interest Rates Strategy ETF | Interest Rate Risk
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Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates, which may negatively affect the value of debt instruments held by the Fund and have a negative impact on the Fund’s performance and NAV. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. An increase in interest rates will generally cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Additionally, as a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively.

F/m Rising Interest Rates Strategy ETF | Market Risk
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Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

F/m Rising Interest Rates Strategy ETF | Options Risk
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Options Risk. When the Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. The Fund purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, a Fund is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid, and transaction costs.

F/m Rising Interest Rates Strategy ETF | ETF Risk
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●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as AP. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

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Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Shares trade on a stock exchange at prices at, above, or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result the trading prices of the Shares may deviate from the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. Any of these factors, among others, may lead to the Shares trading at a premium or discount to NAV.

F/m Rising Interest Rates Strategy ETF | Illiquid Investments Risk
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Illiquid Investments Risk. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

F/m Rising Interest Rates Strategy ETF | Securities Lending Risk
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Securities Lending Risk. The Fund may engage in securities lending (i.e., lend portfolio securities to institutions, such as certain broker dealers). Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. The Fund could also experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

F/m Rising Interest Rates Strategy ETF | Liquidity Risk
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Liquidity Risk. Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

F/m Rising Interest Rates Strategy ETF | Concentration Risk
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m Rising Interest Rates Strategy ETF | Issuer Risk
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Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.

F/m Rising Interest Rates Strategy ETF | New Fund Risk
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New Fund Risk. The Fund is a newly organized management investment company with no operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Fund.

F/m Rising Interest Rates Strategy ETF | Operational Risk
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

F/m Rising Interest Rates Strategy ETF | Risk of Investing in the United States
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Risk of Investing in the United States. Certain changes in the United States economy, such as when the economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m Rising Interest Rates Strategy ETF | Active Management Risk
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Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

F/m Rising Interest Rates Strategy ETF | Futures Risk
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Futures Risk. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract or option; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the investment adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

F/m Rising Interest Rates Strategy ETF | Valuation Risk
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Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

F/m Rising Interest Rates Strategy ETF | Affiliated Fund Risk
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m Rising Interest Rates Strategy ETF | Leverage Risk
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Leverage Risk. Using derivatives can create leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leverage may also cause the Fund to have higher expenses than those of other funds that do not use such techniques.

F/m Rising Interest Rates Strategy ETF | Duration Risk
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Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

F/m Rising Interest Rates Strategy ETF | Fixed-Income Market Risk
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Fixed-Income Market Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities or duration will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

F/m Rising Interest Rates Strategy ETF | Income Risk
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Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, or the Fund otherwise needs to purchase additional bonds.

F/m Rising Interest Rates Strategy ETF | Reinvestment Risk
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Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m Rising Interest Rates Strategy ETF | Reverse Repurchase Agreements Risk
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Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m Rising Interest Rates Strategy ETF | Rating Agencies Risk
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Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests.

F/m Rising Interest Rates Strategy ETF | Asset Class Risk
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●	Asset Class Risk. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market, or other asset classes.

F/m Rising Interest Rates Strategy ETF | Cash or Cash Equivalents Risk
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Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

F/m Rising Interest Rates Strategy ETF | Market Trading Risk
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Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of Shares and their underlying NAV. In addition, an exchange or market may issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

F/m Rising Interest Rates Strategy ETF | Pricing Risk
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Pricing Risk. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying Fund Shares or receive less than the market value when selling Fund Shares.

F/m Rising Interest Rates Strategy ETF | U.S. Treasury Obligations Risk
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U.S. Treasury Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

F/m Rising Interest Rates Strategy ETF | Early Close/Trading Halt Risk
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Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent a Fund from buying or selling certain securities or financial instruments. In these circumstances, a Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

F/m Rising Interest Rates Strategy ETF | Over-the-Counter Market Risk
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Over-the-Counter Market Risk. Securities and options traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup. The Fund is also exposed to default by the over-the-counter option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

F/m Rising Interest Rates Strategy ETF | Rate-Linked Derivatives Risk
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Rate-Linked Derivatives Risk. The Fund’s exposure to derivatives tied to interest rates subjects the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. Investing in derivatives tied to interest rates, including through options tied to the shape of the U.S. interest rate curve, can be extremely volatile. The value of such investments may fluctuate rapidly based on a variety of factors, including overall market movements; economic events and policies; changes in interest rates or inflation rates; changes in monetary and exchange control programs; war; acts of terrorism; natural disasters; and technological developments. The Fund is expected to benefit from the options it holds if long-term U.S. interest rates rise during the time period in which the Fund holds the options. However, if long-term U.S. interest rates decrease, the Fund will lose money on the options, up to the amount invested in option premiums, and underperform an otherwise identical bond fund that had not used such options. Rate-linked derivatives may lose money if interest rates change in a manner not anticipated by the Adviser. An increase in interest rates may cause the value of securities held directly or indirectly by the Fund to decline to the extent that the Fund’s hedging strategy is not effectively implemented. Even if the Fund is hedged against losses due to long-term interest rate increases linked to U.S. interest rates, outright interest rate increases may also lead to heightened volatility in the fixed-income markets and may positively affect the value of the Fund’s options while negatively impacting the Fund’s investments in U.S. Treasuries. The Fund could lose money on the options held by the Fund, and the present value of the Fund’s portfolio investments could decrease if inflation increases. These interest rate-linked options may also cause the Fund’s net asset value and returns to be more volatile and expose the Fund to increased counterparty risk. Fluctuations in the U.S. interest rate curve or the price of the options owned by the Fund could materially adversely affect an investment in the Fund. The Fund’s investments in options are not intended to mitigate duration and credit risk or other factors influencing the price of U.S. government bonds, which may have a greater impact on the bonds’ returns than interest rate risk. Moreover, to the extent that interest rate risk has been priced into the government bonds owned directly or indirectly by the Fund, the Fund could underperform other investments even during periods of rising long-term U.S. interest rates. There is no guarantee that the Fund will have positive performance even in environments of sharply rising U.S. interest rates. There is no guarantee that the Fund will be able to successfully mitigate interest rate risk.

F/m Rising Interest Rates Strategy ETF | Shorting U.S. Treasury Securities Risk
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Shorting U.S. Treasury Securities Risk. The Fund may seek short exposure to financial instruments such as U.S. Treasury securities. There is no guarantee that the returns on the Fund’s short positions will produce positive returns and the Fund could lose money if the short positions produce negative returns. U.S. Treasury prices are highly sensitive to changes in interest rates and a decrease in yields (increase in prices) could result in significant losses for short positions. Shorting typically requires borrowing securities, which involves reliance on the availability of lenders and custodians. The failure of a counterparty to deliver the securities may impact the Fund’s execution of its strategy.

F/m Rising Interest Rates Strategy ETF | Swap Risk
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Swap Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

F/m Rising Interest Rates Strategy ETF | Swaptions Risk
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Swaptions Risk. A “swaption” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may purchase interest rate payer swaptions. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised.

F/m Rising Interest Rates Strategy ETF | TBA Securities Risk
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TBA Securities Risk. In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. TBA transactions involve the risk that the securities received may have less favorable characteristics than what was anticipated when the Fund entered into the transaction. TBA transactions are also subject to counterparty risk and will be exposed to changes in the value of the underlying investments during the term of the agreement.

F/m Rising Interest Rates Strategy ETF | U.S. Treasury and Agency Market Risk
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U.S. Treasury and Agency Market Risk. The U.S. Treasury and agency market can be volatile, and the value of instruments correlated with these markets may fluctuate dramatically from day to day. U.S. Treasury and agency obligations may provide relatively lower returns than those of other securities. Similar to other debt instruments, U.S. Treasury and agency obligations are subject to debt instrument risk and interest rate risk. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the value of U.S. Treasury and agency obligations to decline. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and are generally considered to have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.

F/m Rising Interest Rates Strategy ETF | Risk Lose Money [Member]
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Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m Falling Interest Rates Strategy ETF | Counterparty Risk
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Counterparty Risk. Counterparty risk is the risk that a counterparty to a swap contract or other similar investment instrument may default on its payment obligation to the Fund. Such a default may cause the value of an investment in the Fund to decrease.

F/m Falling Interest Rates Strategy ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. While the Fund and the Adviser have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Further, the Fund cannot control the cybersecurity plans and systems of the Fund’s service providers, market makers, or issuers of securities in which the Fund invests. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

F/m Falling Interest Rates Strategy ETF | Derivatives Risk
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Derivatives Risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

F/m Falling Interest Rates Strategy ETF | High Portfolio Turnover Risk
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High Portfolio Turnover Risk. The Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m Falling Interest Rates Strategy ETF | Interest Rate Risk
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Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates, which may negatively affect the value of debt instruments held by the Fund and have a negative impact on the Fund’s performance and NAV. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. An increase in interest rates will generally cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Additionally, as a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively.

F/m Falling Interest Rates Strategy ETF | Market Risk
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Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics), war, acts of terrorism, recessions or other disruptive events (whether real, expected or perceived) in the local, regional or global markets. These factors could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV. As a result, an investor could lose money over short periods due to short-term market movements or long periods of time during prolonged market downturns.

F/m Falling Interest Rates Strategy ETF | Options Risk
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Options Risk. When the Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. The Fund purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, a Fund is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid, and transaction costs.

F/m Falling Interest Rates Strategy ETF | ETF Risk
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●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as AP. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

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Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Shares trade on a stock exchange at prices at, above, or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result the trading prices of the Shares may deviate from the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. Any of these factors, among others, may lead to the Shares trading at a premium or discount to NAV.

F/m Falling Interest Rates Strategy ETF | Illiquid Investments Risk
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Illiquid Investments Risk. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

F/m Falling Interest Rates Strategy ETF | Securities Lending Risk
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Securities Lending Risk. The Fund may engage in securities lending (i.e., lend portfolio securities to institutions, such as certain broker dealers). Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. The Fund could also experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

F/m Falling Interest Rates Strategy ETF | Liquidity Risk
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Liquidity Risk. Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

F/m Falling Interest Rates Strategy ETF | Concentration Risk
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m Falling Interest Rates Strategy ETF | Issuer Risk
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Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.

F/m Falling Interest Rates Strategy ETF | New Fund Risk
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New Fund Risk. The Fund is a newly organized management investment company with no operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Fund.

F/m Falling Interest Rates Strategy ETF | Operational Risk
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

F/m Falling Interest Rates Strategy ETF | Risk of Investing in the United States
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Risk of Investing in the United States. Certain changes in the United States economy, such as when the economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m Falling Interest Rates Strategy ETF | Active Management Risk
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Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

F/m Falling Interest Rates Strategy ETF | Futures Risk
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Futures Risk. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract or option; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the investment adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

F/m Falling Interest Rates Strategy ETF | Valuation Risk
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Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

F/m Falling Interest Rates Strategy ETF | Affiliated Fund Risk
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m Falling Interest Rates Strategy ETF | Leverage Risk
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Leverage Risk. Using derivatives can create leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leverage may also cause the Fund to have higher expenses than those of other funds that do not use such techniques.

F/m Falling Interest Rates Strategy ETF | Duration Risk
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Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

F/m Falling Interest Rates Strategy ETF | Fixed-Income Market Risk
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Fixed-Income Market Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities or duration will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

F/m Falling Interest Rates Strategy ETF | Income Risk
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Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, or the Fund otherwise needs to purchase additional bonds.

F/m Falling Interest Rates Strategy ETF | Reinvestment Risk
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Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m Falling Interest Rates Strategy ETF | Reverse Repurchase Agreements Risk
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Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m Falling Interest Rates Strategy ETF | Rating Agencies Risk
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Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests.

F/m Falling Interest Rates Strategy ETF | Asset Class Risk
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●	Asset Class Risk. The securities and other assets in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, or other asset classes.

F/m Falling Interest Rates Strategy ETF | Cash or Cash Equivalents Risk
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Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

F/m Falling Interest Rates Strategy ETF | Market Trading Risk
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Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of Shares and their underlying NAV. In addition, an exchange or market may issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

F/m Falling Interest Rates Strategy ETF | Pricing Risk
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Pricing Risk. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying Fund Shares or receive less than the market value when selling Fund Shares.

F/m Falling Interest Rates Strategy ETF | U.S. Treasury Obligations Risk
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U.S. Treasury Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

F/m Falling Interest Rates Strategy ETF | Early Close/Trading Halt Risk
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Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent a Fund from buying or selling certain securities or financial instruments. In these circumstances, a Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

F/m Falling Interest Rates Strategy ETF | Over-the-Counter Market Risk
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Over-the-Counter Market Risk. Securities and options traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup. The Fund is also exposed to default by the over-the-counter option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

F/m Falling Interest Rates Strategy ETF | Rate-Linked Derivatives Risk
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Rate-Linked Derivatives Risk. The Fund’s exposure to derivatives tied to interest rates subjects the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. Investing in derivatives tied to interest rates, including through options tied to the shape of the U.S. interest rate curve, can be extremely volatile. The value of such investments may fluctuate rapidly based on a variety of factors, including overall market movements; economic events and policies; changes in interest rates or inflation rates; changes in monetary and exchange control programs; war; acts of terrorism; natural disasters; and technological developments. The Fund is expected to benefit from the options it holds if long-term U.S. interest rates rise during the time period in which the Fund holds the options. However, if long-term U.S. interest rates decrease, the Fund will lose money on the options, up to the amount invested in option premiums, and underperform an otherwise identical bond fund that had not used such options. Rate-linked derivatives may lose money if interest rates change in a manner not anticipated by the Adviser. An increase in interest rates may cause the value of securities held directly or indirectly by the Fund to decline to the extent that the Fund’s hedging strategy is not effectively implemented. Even if the Fund is hedged against losses due to long-term interest rate increases linked to U.S. interest rates, outright interest rate increases may also lead to heightened volatility in the fixed-income markets and may positively affect the value of the Fund’s options while negatively impacting the Fund’s investments in U.S. Treasuries. The Fund could lose money on the options held by the Fund, and the present value of the Fund’s portfolio investments could decrease if inflation increases. These interest rate-linked options may also cause the Fund’s net asset value and returns to be more volatile and expose the Fund to increased counterparty risk. Fluctuations in the U.S. interest rate curve or the price of the options owned by the Fund could materially adversely affect an investment in the Fund. The Fund’s investments in options are not intended to mitigate duration and credit risk or other factors influencing the price of U.S. government bonds, which may have a greater impact on the bonds’ returns than interest rate risk. Moreover, to the extent that interest rate risk has been priced into the government bonds owned directly or indirectly by the Fund, the Fund could underperform other investments even during periods of rising long-term U.S. interest rates. There is no guarantee that the Fund will have positive performance even in environments of sharply rising U.S. interest rates. There is no guarantee that the Fund will be able to successfully mitigate interest rate risk.

F/m Falling Interest Rates Strategy ETF | Shorting U.S. Treasury Securities Risk
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Shorting U.S. Treasury Securities Risk. The Fund may seek short exposure to financial instruments such as U.S. Treasury securities. There is no guarantee that the returns on the Fund’s short positions will produce positive returns and the Fund could lose money if the short positions produce negative returns. U.S. Treasury prices are highly sensitive to changes in interest rates and a decrease in yields (increase in prices) could result in significant losses for short positions. Shorting typically requires borrowing securities, which involves reliance on the availability of lenders and custodians. The failure of a counterparty to deliver the securities may impact the Fund’s execution of its strategy.

F/m Falling Interest Rates Strategy ETF | Swap Risk
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Swap Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

F/m Falling Interest Rates Strategy ETF | Swaptions Risk
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Swaptions Risk. A “swaption” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may purchase interest rate payer swaptions. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised.

F/m Falling Interest Rates Strategy ETF | TBA Securities Risk
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TBA Securities Risk. In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. TBA transactions involve the risk that the securities received may have less favorable characteristics than what was anticipated when the Fund entered into the transaction. TBA transactions are also subject to counterparty risk and will be exposed to changes in the value of the underlying investments during the term of the agreement.

F/m Falling Interest Rates Strategy ETF | U.S. Treasury and Agency Market Risk
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U.S. Treasury and Agency Market Risk. The U.S. Treasury and agency market can be volatile, and the value of instruments correlated with these markets may fluctuate dramatically from day to day. U.S. Treasury and agency obligations may provide relatively lower returns than those of other securities. Similar to other debt instruments, U.S. Treasury and agency obligations are subject to debt instrument risk and interest rate risk. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the value of U.S. Treasury and agency obligations to decline. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and are generally considered to have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.

F/m Falling Interest Rates Strategy ETF | Risk Lose Money [Member]
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Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m Opportunistic Income ETF | Counterparty Risk
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Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed. Because the Fund may enter into derivative agreements with a limited number of counterparties, this increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund, and as a result, the Fund may not be able to achieve its leveraged investment objective or rebalance properly, which may result in significant losses to the Fund, or the Fund may decide to change its leveraged investment objective. Counterparty risk may be heightened when there is significant volatility in the overall market or in the U.S. Treasury 3-Month Bill.

F/m Opportunistic Income ETF | Credit Risk [Member]
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Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to the Underlying Funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The Adviser cannot guarantee the adequacy of the protection of the Fund’s interests, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. A credit agency’s rating represents the organization’s opinion as to the credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings from a credit agency present an inherent conflict of interest because the agency is paid by the entities whose securities they rate. Rating agencies may fail to move quickly enough to change ratings in response to changing circumstances, and a rating may not reflect the fine shadings of risks within a given quality grade. The financial condition of an issuer of a fixed income security held by the Fund or an Underlying Fund may cause it to default or become unable to pay interest or principal due on the security.

F/m Opportunistic Income ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Underlying Funds, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging Shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, the Underlying Funds, and the Underlying Funds’ third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund, the Underlying Funds, or their respective investment advisers. Successful cyber-attacks or other cyber-failures or events affecting the Fund, the Underlying Funds or third-party service providers may adversely impact and cause financial losses to the Fund or its shareholders. The use of artificial intelligence and machine learning could exacerbate these risks or result in cyber security incidents that implicate personal data. Issuers of securities in which the Fund or the Underlying Funds invest are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

F/m Opportunistic Income ETF | Derivatives Risk
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Derivatives Risk. A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, and difficult to value. The Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. The investment results achieved by the use of derivatives by the Fund may not match or fully offset changes in the value of the underlying security, index or other reference asset that it was attempting to hedge or the investment opportunity the Fund was attempting to pursue.

F/m Opportunistic Income ETF | Management Risk
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Management Risk. The Fund is subject to management risk, which is the risk that the Adviser’s analysis of economic conditions and expectations regarding interest rate changes may fail to produce the intended results. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

F/m Opportunistic Income ETF | Market Risk
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Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may not be appropriate for use as a complete investment program.

F/m Opportunistic Income ETF | Options Risk
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Options Risk. When the Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. The Fund purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Fund is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid, and transaction costs.

F/m Opportunistic Income ETF | Tax Risk
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Tax Risk. The Fund intends to qualify annually to be treated as a RIC under the Code. To qualify as a RIC under the Code, the Fund must invest in assets which produce the types of income specified in the Code and the Treasury regulations (“Qualifying Income”). Whether the income from certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear. The Internal Revenue Service (“IRS”) has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. If the Fund’s income is determined to not be Qualifying Income, it may cause the Fund to fail to qualify as a RIC under the Code.

F/m Opportunistic Income ETF | Convertible Securities Risk
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Convertible Securities Risk. The market price of a convertible security generally tends to behave like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest, principal or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Because a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock, including the potential for increased volatility in the price of the convertible security.

F/m Opportunistic Income ETF | ETF Risk
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●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares.

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Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

To the extent the Fund invests in Underlying Funds, which are also ETFs, the Fund will be further exposed to the above ETF risks.

F/m Opportunistic Income ETF | Securities Lending Risk
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Securities Lending Risk. The Fund may engage in securities lending (i.e., lend portfolio securities to institutions, such as certain broker dealers). Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. The Fund could also experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

F/m Opportunistic Income ETF | Liquidity Risk
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Liquidity Risk. Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

F/m Opportunistic Income ETF | Concentration Risk
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, industries, project types, or asset class.

F/m Opportunistic Income ETF | Issuer Risk
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Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.

F/m Opportunistic Income ETF | Operational Risk
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m Opportunistic Income ETF | Preferred Stock Risk
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Preferred Stock Risk. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. Preferred stocks often behave like debt securities, but have a lower payment priority than the issuer’s bonds or other debt securities. Therefore, they may be subject to greater credit risk than those of debt securities. Preferred stocks also may be significantly less liquid than many other securities, such as corporate debt or common stock.

F/m Opportunistic Income ETF | Active Management Risk
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Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

F/m Opportunistic Income ETF | Futures Risk
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Futures Risk. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract or option; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the investment adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

F/m Opportunistic Income ETF | High Yield Securities Risk
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High-Yield Securities Risk. Securities that are rated below investment-grade (commonly referred to as “junk bonds,” including those bonds rated lower than “BBB-” by S&P or “Baa3” by Moody’s), or are unrated, may be deemed speculative and may be more volatile than higher rated securities of similar maturity with respect to the issuer’s continuing ability to meet principal and interest payments. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. Therefore, the Fund’s investments in high-yield securities expose it to a substantial degree of credit risk. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in the NAV of the Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities because there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for the Fund. In addition, the market for high-yield debt securities could experience sudden and sharp volatility, which is generally associated more with investments in stocks.

F/m Opportunistic Income ETF | Underlying Funds Risk
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Underlying Funds Risk. Other investment companies (i.e., ETFs and money market funds (“Underlying Funds”) in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. Each of the Underlying Funds is subject to its own specific risks, but the Adviser expects the principal investment risks of such Underlying Funds will be similar to the risks of investing in the Fund

F/m Opportunistic Income ETF | Valuation Risk
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Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

F/m Opportunistic Income ETF | Affiliated Fund Risk
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m Opportunistic Income ETF | Duration Risk
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Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

F/m Opportunistic Income ETF | U.S. Government Obligations Risk
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U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

F/m Opportunistic Income ETF | Sector Risk
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Sector Risk. To the extent the Fund, or an Underlying Fund in which the Fund invests, invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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Financial Sector Risk. Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Changes in interest rates can have a disproportionate effect on the financial sector and financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies.

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Industrial Sector Risk. Companies in the industrial sector may be adversely affected by changes in the supply and demand for products and services, product obsolescence or discontinuance, claims for environmental damage or product liability and changes in general economic conditions, among other factors. Government regulation, word events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will also affect the performance of these companies.

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Utilities Sector Risk. Utility companies are affected by supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. Although rate changes of a regulated utility usually fluctuate in approximate correlation with financing costs, due to political and regulatory factors, rate changes usually occur only following a delay after changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. Certain utility companies have experienced full or partial de-regulation in recent years. These companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable. In addition, natural disasters, terrorist attacks, government intervention of other factors may render a utility company’s equipment unusable or obsolete and negatively impact profitability.

F/m Opportunistic Income ETF | Fixed-Income Market Risk
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Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s Share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions. To the extent the Fund invests in Underlying Funds that invest in fixed-income securities, the Fund will be further subject to fixed-income securities risks such as credit risk, duration risk, income risk, interest rate risk and rating agencies risk, as described herein.

F/m Opportunistic Income ETF | Income Risk
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Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund or an Underlying Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, or the Fund or an Underlying Fund otherwise needs to purchase additional bonds.

F/m Opportunistic Income ETF | Reinvestment Risk
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Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m Opportunistic Income ETF | Reverse Repurchase Agreements Risk
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Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding Shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m Opportunistic Income ETF | Rating Agencies Risk
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Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund or an Underlying Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

F/m Opportunistic Income ETF | Asset Class Risk
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●	Asset Class Risk. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market, or other asset classes.

F/m Opportunistic Income ETF | Call Risk
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Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.

F/m Opportunistic Income ETF | Cash or Cash Equivalents Risk
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Cash or Cash Equivalents Risk: When the Fund holds a significant amount of cash or cash equivalents, such as highly-rated short-term fixed income securities, and does not have significant exposures through investments in derivatives, it may not meet its investment objective and the Fund’s performance may significantly lag that of market indices which, by definition, are composed of groups of securities without a cash component. In addition, increases in inflation may lead to a decline in the value of cash or cash equivalent securities.

F/m Opportunistic Income ETF | Inflation Risk
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Inflation Risk. Inflation risk is the risk that the real value of certain assets or real income from investments (the value of such assets or income after accounting for inflation) will be less in the future as inflation decreases the value of money. Inflation, and investors’ expectations of future inflation, can impact the current value of the Fund’s portfolio, resulting in lower asset values and losses to shareholders. This risk may be elevated compared to historical market conditions because of recent monetary policy measures and the current interest rate environment.

F/m Opportunistic Income ETF | Market Trading Risk
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Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of Shares and their underlying

NAV. In addition, an exchange or market may issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

F/m Opportunistic Income ETF | Premium/Discount Risk
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Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on the Exchange. The Adviser cannot predict whether Shares will trade below, at, or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their NAV and the bid/ask spread on the Fund’s Shares may widen.

F/m Opportunistic Income ETF | Market Price Risk
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Market Price Risk. Fund Shares are listed for trading on an exchange and are bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate, in some cases materially, in response to changes in the NAV and supply and demand for Shares. As a result, the trading prices of Shares may deviate significantly from the NAV during periods of market volatility. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units (defined below), the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained in the long-term. If market makers exit the business or are unable to continue making markets in Fund Shares, Shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade Shares in the secondary market). Further, while the creation/redemption feature is designed to make it likely that Shares normally will trade close to the value of the Fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, APs or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the Fund’s holdings. Although market makers will generally take advantage of differences between the NAV and the market price of Fund Shares through arbitrage opportunities, there is no guarantee that they will do so. In addition, the securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Fund’s Shares trade. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the Shares’ NAV is likely to widen. Further, secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the Fund’s NAV. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those APs creating and redeeming Shares directly with the Fund.

F/m Opportunistic Income ETF | Prepayment and Extension Risk
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Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s Shares price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

F/m Opportunistic Income ETF | Distressed Securities Risk
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Distressed Securities Risk. Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

F/m Opportunistic Income ETF | Junk Bonds Risk
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Junk Bonds Risk. High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment-grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

F/m Opportunistic Income ETF | Swap Risk
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Swap Risk. A swap is a two-party contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

F/m Opportunistic Income ETF | Collateralized Mortgage Obligation CMO Risk
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Collateralized Mortgage Obligation (“CMO”) Risk. CMOs are comprised of various tranches, the expected cash flows of which have varying degrees of predictability as compared with the underlying mortgage loans or mortgage pass-through entities. The less predictable the cash flow, the higher the yield and the greater the risk. In addition, if the collateral securing CMOs or any third-party guarantees is insufficient to make payments, the Fund could sustain a loss. Like other mortgage backed-securities, some CMOs are subject to credit risk. The Fund invests in both agency and non-agency CMOs. Many agency CMOs do not have credit risk as they are government guaranteed.

F/m Opportunistic Income ETF | Commercial Mortgage-Backed Securities CMBS Risk
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Commercial Mortgage-Backed Securities (“CMBS”) Risk. CMBS are subject to credit risk and prepayment risk. Although prepayment risk is present, it is of a lesser degree in the CMBS market than in the residential mortgage market; commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid (e.g., significant prepayment penalties on loans and, in some cases, prohibition on principal payments for several years following origination).

F/m Opportunistic Income ETF | Extension Risk
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Extension Risk. If interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.

F/m Opportunistic Income ETF | Fixed-Income Securities Risk
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Fixed-Income Securities Risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer, willingness of broker-dealers and other market participants to make markets in the applicable securities, and general market liquidity (i.e., market risk). Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. There is a risk that a lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests.

F/m Opportunistic Income ETF | Interest-Rate Risk
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Interest-Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund or an Underlying Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s or an Underlying Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s or an Underlying Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund or an Underlying Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s or an Underlying Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund or an Underlying Fund, which may force the Fund or Underlying Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. Interest rates in the United States and many other countries have risen in recent periods and may continue to remain elevated for the foreseeable future. Because longer-term inflationary pressure may result from the U.S. government’s fiscal policies, the Fund may experience higher interest rates over its investment horizon. Additionally, as a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively.

F/m Opportunistic Income ETF | Mortgage- and Asset-Backed Securities Risk
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Mortgage-Backed and Asset-Backed Securities Risk. The Fund may invest in mortgage-backed and asset-backed securities (both commercial and residential), which represent “pools” of mortgages or other assets, including consumer loans or receivables held in trust. These securities, in most cases, are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. These securities may be subject to liquidity risk as well as the risk of illiquidity and default on the underlying asset or mortgage, particularly during periods of economic downturn. The liquidity of mortgage-related and asset-backed securities may change over time. In a period of rising interest rates, these securities may exhibit additional volatility.

F/m Opportunistic Income ETF | Municipal Securities Risk
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●	Municipal Securities Risk. Adverse economic or political factors in the municipal bond market, including changes in the tax law, could impact the Fund in a negative manner.

F/m Opportunistic Income ETF | Restricted Securities/Rule A Securities Risk
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Restricted Securities/Rule 144A Securities Risk. The Fund may invest in securities offered pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), which are restricted securities. They may be less liquid and more difficult to value than other investments because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell a restricted security promptly or at a reasonable price. Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule 144A securities will develop. A restricted security that was liquid at the time of purchase may subsequently become illiquid and its value may decline as a result. Restricted securities that are deemed illiquid will count towards the Fund’s 15% limitation on illiquid securities. In addition, transaction costs may be higher for restricted securities than for more liquid securities. The Fund may have to bear the expense of registering Rule 144A securities for resale and the risk of substantial delays in effecting the registration.

F/m Opportunistic Income ETF | Risk of Investing in the United States
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Risk of Investing in the United States. Certain changes in the United States economy, such as when the economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m Opportunistic Income ETF | TBA Risk
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TBA Risk. In the TBA market, the seller agrees to deliver the mortgage-backed securities for an agreed-upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. The Fund relies on the seller to complete the transaction, and the seller’s failure to do so may cause the Fund to miss a price or yield considered advantageous to the Fund. In addition, the Fund bears the risk of loss in the event of the default or bankruptcy of the seller. The purchaser of TBA securities generally is subject to increased market risk relative to direct purchasers of mortgage-backed securities because the delivered securities may be less favorable than anticipated by the purchaser. Recently effective Financial Industry Regulatory Authority (“FINRA”) rules have implemented mandatory margin requirements for the TBA market that would require the Fund to post collateral in connection with its TBA transactions. There is no similar regulatory requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity. Investments in TBAs may create leverage.

F/m Opportunistic Income ETF | Variable Rate Securities Risk
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Variable Rate Securities Risk. Variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Variable rate securities may be subject to greater liquidity risk than other debt securities, and there may be limitations on the Fund’s ability to sell the securities at any given time.

F/m Opportunistic Income ETF | Risk Lose Money [Member]
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Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/M INVESTMENTS LARGE CAP FOCUSED FUND | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks or result in cyber security incidents that implicate personal data. The Fund and Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

F/M INVESTMENTS LARGE CAP FOCUSED FUND | Market Risk
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Market Risk — Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions, and general equity market conditions.

Economies and financial markets throughout the world have become interconnected which increases the possibility that economic, financial or political events in one sector or region could have potentially adverse effects on global economies or markets. For example, Russia’s military invasion of Ukraine, the responses and sanctions by other countries, and the potential for wider military conflicts or war, could continue to have adverse effects on regional and global economies, and may further strain global supply chains, and negatively affect global growth and inflation. Natural or environmental disasters or climate related events, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. For example, the outbreak of an infectious respiratory illness caused by a novel coronavirus, known as COVID-19, and efforts to contain its spread, have resulted, and may continue to result in labor shortages, supply chain disruptions, lower consumer demand for certain products and services, and significant disruptions to economies and markets, adversely affecting individual companies, sectors, industries, interest rates and investor sentiment.

F/M INVESTMENTS LARGE CAP FOCUSED FUND | Equity Securities Risk
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Equity Securities Risk — The price of equity securities fluctuates based on changes in a company’s activities and financial condition and in overall market conditions. Economic, political, and financial conditions, or industry or economic trends or developments, may for varying periods of time cause volatility, illiquidity, or other potentially adverse effects in the markets. The Fund’s investments in equity securities expose it to sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

F/M INVESTMENTS LARGE CAP FOCUSED FUND | Foreign Securities Risk
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Foreign Securities Risk — Foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

F/M INVESTMENTS LARGE CAP FOCUSED FUND | Depositary Receipts Risk
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Depositary Receipts Risk — Depositary receipts are generally subject to the same risks as the foreign securities they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Fund to additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and liquidity risk. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.

F/M INVESTMENTS LARGE CAP FOCUSED FUND | Operational Risk
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Operational Risk — The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes or technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/M INVESTMENTS LARGE CAP FOCUSED FUND | Sector Concentration Risk
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Sector Concentration Risk — Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Fund does not intend to concentrate its investments in any particular sector or sectors, the Fund may emphasize investments in one or more sectors, which may cause the Fund to have increased relative exposure to the price movements of those sectors. At times when the Fund emphasizes a particular sector, the value of its net assets will be more susceptible to the financial, market or economic events affecting that sector than would be the case for mutual funds that do not emphasize investment in a particular sector. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund’s Share price. As of August 31, 2025, the Fund had approximately 64.6% of its net assets invested in stocks within the information technology sector. The values of securities of companies in the information technology sector may be significantly affected adversely by competitive pressures, short product cycles, aggressive pricing and rapid obsolescence of existing technologies and products.

F/M INVESTMENTS LARGE CAP FOCUSED FUND | Large Cap Security Risk
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Large Cap Security Risk — Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technological developments and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies.

F/M INVESTMENTS LARGE CAP FOCUSED FUND | Management Style Risk
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Management Style Risk — The Fund intends to invest in growth-oriented stocks and the Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style. There is no guarantee that the Adviser’s investment techniques and risk analyses, including its reliance on quantitative models, will produce the intended results.

F/M INVESTMENTS LARGE CAP FOCUSED FUND | Risk Lose Money [Member]
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Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
F/M INVESTMENTS LARGE CAP FOCUSED FUND | Risk Nondiversified Status [Member]
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Risk of Non-Diversification — The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the Fund’s share price could decrease to a larger extent than a Fund that is diversified because of the poor performance of a single investment.